UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive,
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2009

                   DATE OF REPORTING PERIOD: JANUARY 31, 2009

ITEM 1.    REPORTS TO STOCKHOLDERS.


                       THE ADVISORS' INNER CIRCLE FUND II

(FROST LOGO)

FROST CORE GROWTH EQUITY FUND
FROST DIVIDEND VALUE EQUITY FUND
FROST STRATEGIC BALANCED FUND
FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
FROST HOOVER SMALL-MID CAP EQUITY FUND
FROST INTERNATIONAL EQUITY FUND
FROST LOW DURATION BOND FUND
FROST TOTAL RETURN BOND FUND
FROST MUNICIPAL BOND FUND
FROST LOW DURATION MUNICIPAL BOND FUND
FROST KEMPNER TREASURY AND INCOME FUND
FROST LKCM MULTI-CAP EQUITY FUND
FROST LKCM SMALL-MID CAP EQUITY FUND

SEMI-ANNUAL REPORT                                              JANUARY 31, 2009

                                                  INVESTMENT ADVISER:
                                                  FROST INVESTMENT ADVISORS, LLC

THE ADVISORS' INNER CIRCLE FUND II                              FROST FUNDS
                                                                JANUARY 31, 2009

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Shareholders' Letter.....................................................     1

Schedules of Investments.................................................     2

Statements of Assets and Liabilities.....................................    38

Statements of Operations.................................................    41

Statements of Changes in Net Assets......................................    44

Financial Highlights.....................................................    52

Notes to Financial Statements............................................    55

Disclosure of Fund Expenses..............................................    65

The Funds file their complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-71-FROST; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                              FROST FUNDS
                                                                JANUARY 31, 2009

March 4, 2009

Dear Shareholders,

The end of January marked the closing of the second quarter for the investors of the Frost Investment Advisors' family of mutual funds. Concerns that plagued the markets throughout most of 2008 carried over into January of 2009 as the economy continued its downward spiral. For the three months ending in January, the S&P 500 Index contracted by 14.1 percent, while the six month returns fell by nearly
34.0 percent. Over the same time frame, the Barclays Capital U.S. Aggregate Bond Index delivered positive returns of 6.2 percent and 3.2 percent, respectively.

The past several months have proven to be the most challenging market environment we have experienced in our collective memories. As we began the New Year, the economy continued to contract, jobless rates escalated and corporate America announced earnings were in a free fall. With markets in turmoil, we learned from the likes of Bernard Madoff and Stanford Capital Management how financial greed shakes investor confidence. As the markets became ever more volatile, investors and consumers alike began retrenching in the wake of the widespread economic concerns, leading to the market environment we are experiencing today.

Eventually the markets and global economies will grind their way back to a level of normalcy. As global central banks provide liquidity and markets stabilize we expect consumers will regain their confidence. This will take time and require improved market transparency.

Through this financial crisis, Cullen/Frost Bankers, Inc., the parent of Frost Investment Advisors, LLC, remains strong. The depth of experience, the values-based culture and a disciplined business model has helped Cullen/Frost rank as the third best performer in the KBW Bank Index during the fourth quarter of 2008.

Frost's values-based culture extends throughout the bank and its affiliated companies, guiding our investment staff in their stewardship of our clients' funds. Recognizing the need for consistency in the management of our Funds and our client relationships, we take pride in the number of staff members who have been with our firm well over 25 years.

While volatile markets have taken their toll on investors, it is our opinion these troubling times will pass, and we believe we are ready to take advantage of the inevitable recovery.

THIS REPRESENTS THE ADVISER'S ASSESSMENT OF THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE

Sincerely,


/s/ Tom L. Stringfellow

Tom L. Stringfellow
President
Frost Investment Advisers, LLC

THE S&P 500 INDEX IS A MARKET-VALUE WEIGHTED INDEX CONSISTING OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION, WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE.

THE BARCLAY CAPITAL U.S. AGGREGATE BOND INDEX REPRESENTS SECURITIES THAT ARE SEC REGISTERED, TAXABLE AND DOLLAR DENOMINATED. THE INDEX COVERS THE U.S. INVESTMENT-GRADE FIXED-RATE BOND MARKET, WITH INDEX COMPONENTS FOR GOVERNMENT AND CORPORATE SECURITIES, MORTGAGE PASS-THROUGH SECURITIES AND ASSET-BACKED SECURITIES.

THE ADVISORS' INNER CIRCLE FUND II                 FROST CORE GROWTH EQUITY FUND
                                                   JANUARY 31, 2009 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  (BAR CHART)

Health Care              24.6%
Information Technology   16.8%
Cash Equivalent          12.6%
Consumer Staples         12.2%
Energy                    9.3%
Industrials               7.8%
Financials                6.5%
Consumer Discretionary    5.7%
Exchange Traded Fund      3.1%
Materials                 1.4%

+ Percentages are based on total investments. Includes investments held as collateral for securities on loan (see Note 8).

SCHEDULE OF INVESTMENTS

Description                                         Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK -- 81.6%
CONSUMER DISCRETIONARY -- 5.5%
   Comcast, Cl A                                       265,701   $     3,892,520
   GameStop, Cl A*                                     113,320         2,808,069
   O'Reilly Automotive*                                104,700         3,043,629
                                                                 ---------------
                                                                       9,744,218
                                                                 ---------------
CONSUMER STAPLES -- 11.8%
   Church & Dwight                                      45,675         2,431,280
   Costco Wholesale                                     56,700         2,553,201
   CVS Caremark                                        213,375         5,735,520
   PepsiCo                                              86,135         4,326,561
   Procter & Gamble                                    108,613         5,919,409
                                                                 ---------------
                                                                      20,965,971
                                                                 ---------------
ENERGY -- 9.0%
   ConocoPhillips                                       80,629         3,832,296
   Halliburton                                         135,310         2,334,098
   Petroleo Brasileiro ADR                             107,638         2,820,116
   Schlumberger                                         60,382         2,464,189
   Ultra Petroleum*                                    123,850         4,437,546
                                                                 ---------------
                                                                      15,888,245
                                                                 ---------------
FINANCIALS -- 6.3%
   Aflac                                                73,190         1,698,740
   Bank of New York Mellon                              75,300         1,938,222
   Charles Schwab                                      209,950         2,853,220
   JPMorgan Chase                                       66,000         1,683,660
   Marsh & McLennan                                    156,160         3,018,573
                                                                 ---------------
                                                                      11,192,415
                                                                 ---------------
HEALTH CARE -- 23.8%
   Allergan                                            110,788         4,223,239
   Baxter International                                 49,490         2,902,588

Description                                         Shares            Value
-----------                                    ---------------   ---------------
   Becton Dickinson                                     87,477       $ 6,356,954
   Genentech*                                           69,810         5,671,364
   Genzyme*                                             40,820         2,813,314
   Gilead Sciences*                                    234,160        11,888,303
   Intuitive Surgical*                                  18,829         1,943,718
   NuVasive* (A)                                       170,334         6,360,272
                                                                 ---------------
                                                                      42,159,752
                                                                 ---------------
INDUSTRIALS -- 7.6%
   Caterpillar                                          82,819         2,554,966
   Emerson Electric                                    114,614         3,747,878
   General Dynamics                                     62,481         3,544,547
   Goodrich                                             93,545         3,616,450
                                                                 ---------------
                                                                      13,463,841
                                                                 ---------------
INFORMATION TECHNOLOGY -- 16.3%
   Apple*                                               43,707         3,939,312
   Cisco Systems*                                      258,820         3,874,535
   Cognizant Technology Solutions, Cl A*               234,116         4,384,993
   Google, Cl A*                                        13,415         4,541,380
   Hewlett-Packard                                      97,880         3,401,330
   Microsoft                                           197,514         3,377,489
   Oracle*                                             320,990         5,402,262
                                                                 ---------------
                                                                      28,921,301
                                                                 ---------------
MATERIALS -- 1.3%
   Monsanto                                             31,302         2,380,830
                                                                 ---------------
   Total Common Stock
      (Cost $176,873,208)                                            144,716,573
                                                                 ---------------
EXCHANGE TRADED FUND -- 3.0%
   Technology Select Sector SPDR Fund                  358,700         5,265,716
                                                                 ---------------
   Total Exchange Traded Fund
      (Cost $5,684,717)                                                5,265,716
                                                                 ---------------
CASH EQUIVALENTS** -- 12.2%
   AIM Liquid Asset Money Fund,
      1.110% (B)                                       107,731           107,731
   AIM STIT-Government & Agency
      Portfolio, 0.330%                             20,375,268        20,375,268
   BlackRock FedFund Institutional
      Money Market Fund, 0.586% (B)                    237,849           237,849
   BlackRock TempFund Institutional
      Money Market Fund, 1.233% (B)                    107,732           107,732
   Dreyfus Institutional Cash Advantage
      Fund, 1.227% (B)                                  80,799            80,799
   Goldman Sachs Financial Square
      Government Fund, 0.739% (B)                      234,707           234,707

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                 FROST CORE GROWTH EQUITY FUND
                                                   JANUARY 31, 2009 (UNAUDITED)

Description                                         Shares            Value
-----------                                    ---------------   ---------------
   JPMorgan Prime Money Market
      Fund, 1.081% (B)                                 107,731   $       107,731
   JPMorgan US Government
      Money Market Fund, 0.684% (B)                    214,635           214,635
   Merrill Lynch Select Institutional
      Fund, 1.358% (B)                                 134,664           134,664
                                                                 ---------------
   Total Cash Equivalents
      (Cost $21,601,116)                                              21,601,116
                                                                 ---------------
   Total Investments -- 96.8%
      (Cost $204,159,041)                                        $   171,583,405
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $177,204,333.

*    NON-INCOME PRODUCING SECURITY.

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2009. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2009 WAS $1,181,843.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JANUARY 31, 2009 WAS $1,225,848.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
SPDR -- STANDARD & POOR'S DEPOSITORY RECEIPTS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II              FROST DIVIDEND VALUE EQUITY FUND
                                                JANUARY 31, 2009 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  (BAR CHART)

Consumer Staples             15.3%
Financials                   12.9%
Industrials                  11.8%
Cash Equivalent              10.0%
Health Care                   9.5%
Telecommunication Services    8.8%
Energy                        8.2%
Information Technology        6.5%
Consumer Discretionary        4.9%
Utilities                     4.5%
Materials                     4.4%
Exchange Traded Fund          3.2%

+ Percentages are based on total investments. Includes investments held as collateral for securities on loan (see Note 8).

SCHEDULE OF INVESTMENTS

Description                                         Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK -- 89.0%
CONSUMER DISCRETIONARY -- 5.0%
   Limited Brands                                      118,560   $       938,995
   McDonald's                                           50,185         2,911,734
   Yum! Brands                                          93,190         2,667,098
                                                                 ---------------
                                                                       6,517,827
                                                                 ---------------
CONSUMER STAPLES -- 15.6%
   Coca-Cola                                            58,020         2,478,614
   Colgate-Palmolive                                    41,360         2,690,055
   ConAgra Foods                                       235,063         4,019,577
   Diageo ADR                                           50,377         2,737,486
   Kimberly-Clark                                       52,090         2,681,072
   Philip Morris International                         123,473         4,587,022
   Sysco                                                58,440         1,302,628
                                                                 ---------------
                                                                      20,496,454
                                                                 ---------------
ENERGY -- 8.4%
   BP ADR                                               61,780         2,623,797
   Patterson-UTI Energy                                308,847         2,952,577
   Petroleo Brasileiro ADR                             105,925         2,775,235
   Spectra Energy                                      186,730         2,709,452
                                                                 ---------------
                                                                      11,061,061
                                                                 ---------------
FINANCIALS -- 13.2%
   Allstate                                             77,420         1,677,691
   BB&T(A)                                             106,548         2,108,585
   HSBC Holdings ADR                                    57,400         2,229,416
   JPMorgan Chase                                      145,446         3,710,328
   Manulife Financial                                   75,290         1,246,050
   PNC Financial Services Group                         64,654         2,102,548

Description                                         Shares            Value
-----------                                    ---------------   ---------------
   US Bancorp                                          150,560   $     2,234,310
   Wells Fargo                                         108,020         2,041,578
                                                                 ---------------
                                                                      17,350,506
                                                                 ---------------
HEALTH CARE -- 9.8%
   Johnson & Johnson                                    72,786         4,199,024
   Merck                                               131,974         3,767,858
   Novartis ADR                                         59,560         2,457,446
   Pfizer                                              163,130         2,378,435
                                                                 ---------------
                                                                      12,802,763
                                                                 ---------------
INDUSTRIALS -- 12.1%
   Eaton                                                65,422         2,879,876
   Emerson Electric                                     63,690         2,082,663
   Honeywell International                              61,570         2,020,112
   Northrop Grumman                                     86,713         4,172,630
   Raytheon                                             93,645         4,740,310
                                                                 ---------------
                                                                      15,895,591
                                                                 ---------------
INFORMATION TECHNOLOGY -- 6.6%
   Corning                                             134,550         1,360,300
   Intel                                               201,060         2,593,674
   Nokia ADR                                           201,014         2,466,442
   Taiwan Semiconductor
      Manufacturing ADR                                303,064         2,285,103
                                                                 ---------------
                                                                       8,705,519
                                                                 ---------------
MATERIALS -- 4.5%
   Air Products & Chemicals                             71,267         3,584,730
   EI Du Pont de Nemours                               103,493         2,376,199
                                                                 ---------------
                                                                       5,960,929
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 9.1%
   AT&T                                                220,285         5,423,417
   China Mobile ADR                                     36,655         1,648,375
   Verizon Communications                               50,510         1,508,734
   Vodafone Group ADR                                  176,745         3,285,689
                                                                 ---------------
                                                                      11,866,215
                                                                 ---------------
UTILITIES -- 4.7%
   Dominion Resources                                   74,720         2,628,650
   FPL Group                                            67,210         3,464,675
                                                                 ---------------
                                                                       6,093,325
                                                                 ---------------
   Total Common Stock
      (Cost $159,929,229)                                            116,750,190
                                                                 ---------------
EXCHANGE TRADED FUND -- 3.3%
   Health Care Select Sector SPDR Fund                 163,285         4,282,966
                                                                 ---------------
   Total Exchange Traded Fund
      (Cost $5,331,865)                                                4,282,966
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II              FROST DIVIDEND VALUE EQUITY FUND
                                                JANUARY 31, 2009 (UNAUDITED)

Description                                         Shares            Value
-----------                                    ---------------   ---------------
CASH EQUIVALENTS* -- 10.3%
   AIM Liquid Asset Money
      Fund, 1.110% (B)                                  62,836   $        62,836
   AIM STIT-Government & Agency
      Portfolio, 0.330%                             12,742,178        12,742,178
   BlackRock FedFund Institutional
      Money Market Fund, 0.586% (B)                    138,730           138,730
   BlackRock TempFund Institutional
      Money Market Fund, 1.233% (B)                     62,837            62,837
   Dreyfus Institutional Cash
      Advantage Fund, 1.227% (B)                        47,127            47,127
   Goldman Sachs Financial Square
      Government Fund, 0.739% (B)                      136,898           136,898
   JPMorgan Prime Money Market
      Fund, 1.081% (B)                                  62,836            62,836
   JPMorgan US Government Money
      Market Fund, 0.684% (B)                          125,190           125,190
   Merrill Lynch Select
      Institutional Fund, 1.358% (B)                    78,546            78,546
                                                                 ---------------
   Total Cash Equivalents
      (Cost $13,457,178)                                              13,457,178
                                                                 ---------------
   Total Investments -- 102.6%
      (Cost $178,718,272)                                        $   134,490,334
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $131,106,266.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2009. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2009 WAS $672,100.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JANUARY 31, 2009 WAS $715,000.

ADR -- AMERICAN DEPOSITARY RECEIPT
SPDR -- STANDARD & POOR'S DEPOSITORY RECEIPTS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                 FROST STRATEGIC BALANCED FUND
                                                   JANUARY 31, 2009 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  (BAR CHART)

Exchange Traded Funds             54.2%
Registered Investment Companies   31.5%
Cash Equivalent                    9.5%
Closed-End Fund                    2.5%
Materials                          1.3%
Healthcare                         1.0%

+ Percentages are based on total investments. Includes investments held as collateral for securities on loan (see Note 8).

SCHEDULE OF INVESTMENTS

Description                                         Shares            Value
-----------                                    ---------------   ---------------
EXCHANGE TRADED FUNDS -- 55.5%
   iShares Barclays Aggregate Bond Fund                  4,490   $       458,429
   iShares Barclays Intermediate Fund                    3,875           380,215
   iShares Barclays Treasury
      Inflation-Protected Securities
      Fund (A)                                           6,218           616,204
   iShares MSCI EAFE Index Fund                         41,618         1,610,617
   iShares MSCI Emerging
      Markets Index Fund                                22,560           510,533
   iShares S&P 500 Growth Index Fund                    24,680         1,054,823
   iShares S&P MidCap 400 Index Fund                     9,852           489,940
   SPDR Trust Series 1                                  19,481         1,613,611
   Vanguard Health Care Fund                            10,630           478,775
   Vanguard Large Cap Fund                              61,180         2,293,026
   Vanguard Mid-Cap Fund                                 9,173           369,122
   Vanguard Small Cap Fund                              13,803           528,793
                                                                 ---------------
   Total Exchange Traded Funds
      (Cost $16,348,853)                                              10,404,088
                                                                 ---------------
REGISTERED INVESTMENT COMPANIES -- 32.3%
   American Century International
      Bond Fund                                         39,509           520,336
   PIMCO Foreign Bond Fund                              57,029           524,100
   PIMCO Total Return Fund                             493,164         5,005,620
                                                                 ---------------
   Total Registered Investment Companies
      (Cost $6,337,256)                                                6,050,056
                                                                 ---------------
CLOSED-END FUND -- 2.6%
   Macquarie Global Infrastructure
      Total Return Fund                                 39,335           491,294
                                                                 ---------------
   Total Closed-End Fund
      (Cost $933,439)                                                    491,294
                                                                 ---------------

Description                                         Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK -- 2.3%
HEALTH CARE -- 1.0%
   AmerisourceBergen, Cl A                               1,960   $        71,187
   Cardinal Health                                       1,417            53,350
   McKesson                                              1,515            66,963
                                                                 ---------------
                                                                         191,500
                                                                 ---------------
MATERIALS -- 1.3%
   BHP Billiton ADR (A)                                  4,720           177,189
   Rio Tinto ADR                                           808            70,094
                                                                 ---------------
                                                                         247,283
                                                                 ---------------
   Total Common Stock
      (Cost $1,153,793)                                                  438,783
                                                                 ---------------
CASH EQUIVALENTS* -- 9.7%
   AIM Liquid Asset
      Money Fund, 1.110% (B)                            21,936            21,936
   AIM STIT-Government &
      Agency Portfolio, 0.330%                       1,572,929         1,572,929
   BlackRock FedFund Institutional
      Money Market Fund, 0.586% (B)                     48,429            48,429
   BlackRock TempFund Institutional
      Money Market Fund, 1.233% (B)                     21,935            21,935
   Dreyfus Institutional Cash
      Advantage Fund, 1.227% (B)                        16,452            16,452
   Goldman Sachs Financial Square
      Government Fund, 0.739% (B)                       47,790            47,790
   JPMorgan Prime Money
      Market Fund, 1.081% (B)                           21,936            21,936
   JPMorgan US Government
      Money Market Fund, 0.684% (B)                     43,703            43,703
   Merrill Lynch Select Institutional
      Fund, 1.358% (B)                                  27,419            27,419
                                                                 ---------------
   Total Cash Equivalents
      (Cost $1,822,529)                                                1,822,529
                                                                 ---------------
   Total Investments -- 102.4%
      (Cost $26,595,870)                                         $    19,206,750
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $18,759,006.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2009. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2009 WAS $242,984.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JANUARY 31, 2009 WAS $249,600.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
EAFE -- EUROPE, AUSTRALASIA AND THE FAR EAST
MSCI -- MORGAN STANLEY COMPOSITE INDEX
S&P -- STANDARD & POOR'S
SPDR -- STANDARD & POOR'S DEPOSITORY RECEIPT

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST KEMPNER MULTI-CAP
                                                    DEEP VALUE EQUITY FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  (BAR CHART)

Financials                   18.3%
Telecommunication Services   17.6%
Industrials                  13.5%
Information Technology       10.7%
Consumer Discretionary       10.0%
Cash Equivalent               8.1%
Health Care                   5.9%
Consumer Staples              5.5%
Utilities                     5.1%
Materials                     4.2%
Energy                        1.1%

+ Percentages are based on total investments. Includes investments held as collateral for securities on loan (see Note 8).

SCHEDULE OF INVESTMENTS

Description                                         Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK -- 94.3%
CONSUMER DISCRETIONARY -- 10.2%
   American Eagle Outfitters                            66,100   $       595,561
   Best Buy                                             64,100         1,796,082
   Gannett (A)                                         235,500         1,358,835
   Home Depot                                          100,700         2,168,071
   JC Penney                                           157,100         2,631,425
   Nissan Motor ADR                                    268,391         1,604,978
   Staples                                             101,300         1,614,722
                                                                 ---------------
                                                                      11,769,674
                                                                 ---------------
CONSUMER STAPLES -- 5.6%
   Archer-Daniels-Midland                              192,500         5,270,650
   Sara Lee                                            119,400         1,197,582
                                                                 ---------------
                                                                       6,468,232
                                                                 ---------------
ENERGY -- 1.1%
   ENSCO International                                  45,506         1,245,044
                                                                 ---------------
FINANCIALS -- 18.8%
   Allstate                                            126,200         2,734,754
   Annaly Capital Management+++                        343,600         5,202,104
   Bank of America                                     193,830         1,275,401
   Barclays ADR (A)                                    163,800           935,298
   Genworth Financial, Cl A                            133,700           310,184
   Lincoln National                                     35,567           538,129
   Marsh & McLennan                                    303,700         5,870,521
   RenaissanceRe Holdings                               98,200         4,388,558
   XL Capital, Cl A                                    151,250           438,625
                                                                 ---------------
                                                                      21,693,574
                                                                 ---------------

Description                                         Shares            Value
-----------                                    ---------------   ---------------
HEALTH CARE -- 6.1%
   Johnson & Johnson                                    21,900   $     1,263,411
   Teva Pharmaceutical Industries ADR                   40,500         1,678,725
   Wyeth                                                93,600         4,021,992
                                                                 ---------------
                                                                       6,964,128
                                                                 ---------------
INDUSTRIALS -- 13.9%
   Arkansas Best (A)                                    71,800         1,679,402
   Boeing                                               87,200         3,689,432
   Carlisle                                            100,400         1,874,468
   Caterpillar                                          68,400         2,110,140
   Dover                                               131,800         3,727,304
   Granite Construction                                 18,100           637,482
   Ingersoll-Rand, Cl A                                140,400         2,275,884
                                                                 ---------------
                                                                      15,994,112
                                                                 ---------------
INFORMATION TECHNOLOGY -- 11.0%
   Black Box                                            99,456         2,171,125
   Canon ADR (A)                                        35,700           962,472
   International Business Machines                      53,200         4,875,780
   Nokia ADR                                           334,400         4,103,088
   Technitrol                                          273,600           601,920
                                                                 ---------------
                                                                      12,714,385
                                                                 ---------------
MATERIALS -- 4.4%
   Alcoa                                               117,200           912,988
   Dow Chemical                                        126,300         1,463,817
   PPG Industries                                       55,900         2,100,722
   Vulcan Materials (A)                                 10,500           519,330
                                                                 ---------------
                                                                       4,996,857
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 18.0%
   AT&T                                                306,092         7,535,985
   Nippon Telegraph & Telephone ADR                    328,100         7,897,367
   Verizon Communications                              178,700         5,337,769
                                                                 ---------------
                                                                      20,771,121
                                                                 ---------------
UTILITIES -- 5.2%
   Consolidated Edison                                 110,600         4,506,950
   Southern Union                                      115,300         1,486,217
                                                                 ---------------
                                                                       5,993,167
                                                                 ---------------
   Total Common Stock
      (Cost $189,375,933)                                            108,610,294
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST KEMPNER MULTI-CAP
                                                    DEEP VALUE EQUITY FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

Description                                         Shares            Value
-----------                                    ---------------   ---------------
CASH EQUIVALENTS* -- 8.3%
   AIM Liquid Asset Money Fund,
      1.110% (B)                                       260,078   $       260,078
   BlackRock FedFund Institutional
      Money Market Fund, 0.586% (B)                    574,198           574,198
   BlackRock Liquidity Funds Treasury
      Trust Fund Portfolio, 0.113%                   6,660,633         6,660,633
   BlackRock TempFund Institutional
      Money Market Fund, 1.233% (B)                    260,078           260,078
   Dreyfus Institutional Cash Advantage
      Fund, 1.227% (B)                                 195,059           195,059
   Goldman Sachs Financial Square
      Government Fund, 0.739% (B)                      566,614           566,614
   JPMorgan Prime Money Market Fund,
      1.081% (B)                                       260,078           260,078
   JPMorgan US Government
      Money Market Fund, 0.684% (B)                    518,156           518,156
   Merrill Lynch Select Institutional Fund,
      1.358% (B)                                       325,097           325,097
                                                                 ---------------
   Total Cash Equivalents
      (Cost $9,619,991)                                                9,619,991
                                                                 ---------------
   Total Investments -- 102.6%
      (Cost $198,995,924)                                        $   118,230,285
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $115,286,327.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

+++  REAL ESTATE INVESTMENT TRUST

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2009. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2009 WAS $2,825,223.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JANUARY 31, 2009 WAS $2,959,358.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II        FROST HOOVER SMALL-MID CAP EQUITY FUND
                                          JANUARY 31, 2009 (UNAUDITED)

SECTOR WEIGHTINGS+

                                   (BAR CHART)

Consumer Discretionary   19.4%
Industrials              19.1%
Information Technology   12.1%
Financials               11.9%
Energy                    9.9%
Health Care               8.7%
Cash Equivalent           6.9%
Materials                 5.2%
Utilities                 4.7%
Consumer Staples          2.1%

+ Percentages are based on total investments. Includes investments held as collateral for securities on loan (see Note 8).

SCHEDULE OF INVESTMENTS

Description                                         Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK -- 94.6%
CONSUMER DISCRETIONARY -- 19.7%
   99 Cents Only Stores*                                44,500   $       372,910
   Advance Auto Parts                                   16,400           536,772
   American Eagle Outfitters                            33,100           298,231
   Buckle                                               24,700           522,405
   Career Education*                                    18,000           392,400
   Carter's*                                            21,300           361,887
   Chipotle Mexican Grill, Cl A*                         8,800           420,288
   Corinthian Colleges*                                 60,300         1,126,404
   Deckers Outdoor*                                     12,500           653,000
   DeVry                                                16,500           884,070
   Dollar Tree*                                         18,600           794,406
   Family Dollar Stores                                 18,200           505,414
   Guess?                                               23,800           382,942
   Gymboree*                                            12,800           313,600
   Hibbett Sports* (A)                                  33,000           449,130
   ITT Educational Services*                             8,200         1,004,582
   Jack in the Box*                                     18,500           417,915
   Lululemon Athletica*                                 15,100           102,680
   Morningstar*                                         20,000           693,400
   Panera Bread, Cl A*                                  16,000           751,680
   priceline.com*                                       10,100           677,609
   Urban Outfitters*                                    43,000           669,940
   Warnaco Group*                                       31,100           704,104
   WMS Industries*                                      27,700           615,494
                                                                 ---------------
                                                                      13,651,263
                                                                 ---------------

Description                                         Shares            Value
-----------                                    ---------------   ---------------
CONSUMER STAPLES -- 2.1%
   Hain Celestial Group*                                30,500   $       464,210
   Hansen Natural*                                      22,100           740,350
   Spartan Stores                                       14,300           265,694
                                                                 ---------------
                                                                       1,470,254
                                                                 ---------------
ENERGY -- 10.0%
   Bill Barrett*                                        18,000           397,980
   Cabot Oil & Gas                                      22,400           615,776
   CARBO Ceramics                                       10,000           359,500
   Carrizo Oil & Gas*                                   23,500           325,710
   Comstock Resources*                                  11,700           446,121
   Concho Resources*                                    19,100           481,702
   EXCO Resources*                                      52,100           528,294
   Foundation Coal Holdings                             21,500           348,730
   Goodrich Petroleum*                                  15,200           439,280
   Newfield Exploration*                                29,400           564,186
   Oil States International*                            17,900           327,749
   Southwestern Energy*                                 26,600           841,890
   Superior Energy Services*                            22,400           348,992
   Tidewater                                            21,900           911,259
                                                                 ---------------
                                                                       6,937,169
                                                                 ---------------
FINANCIALS -- 12.1%
   Corporate Office Properties Trust+++                 22,700           598,826
   Digital Realty Trust+++                              23,600           752,840
   Essex Property Trust+++                               5,500           363,275
   First Niagara Financial Group                        35,600           464,936
   Investment Technology Group*                         32,700           708,936
   Jones Lang LaSalle                                    9,400           221,934
   KBW* (A)                                             25,700           482,646
   Knight Capital Group, Cl A*                          51,300           924,939
   MSCI, Cl A*                                          27,200           472,192
   optionsXpress Holdings                               37,800           411,642
   Piper Jaffray*                                       11,800           338,778
   Prosperity Bancshares                                27,600           746,580
   Signature Bank NY*                                   15,100           387,919
   Stifel Financial*                                    14,300           501,072
   Tanger Factory Outlet Centers+++                     11,200           339,360
   Waddell & Reed Financial, Cl A                       47,600           672,112
                                                                 ---------------
                                                                       8,387,987
                                                                 ---------------
HEALTH CARE -- 8.8%
   Amedisys*                                            16,200           667,926
   AMERIGROUP* (A)                                      26,600           744,002
   Gen-Probe*                                            9,600           432,192
   Haemonetics*                                          6,700           396,305

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II        FROST HOOVER SMALL-MID CAP EQUITY FUND
                                          JANUARY 31, 2009 (UNAUDITED)

Description                                         Shares            Value
-----------                                    ---------------   ---------------
   Illumina*                                            37,100   $     1,015,056
   Immucor*                                             15,800           437,818
   Inverness Medical Innovations*                       26,200           641,114
   Magellan Health Services*                            18,700           677,314
   Masimo*                                              13,800           383,226
   Psychiatric Solutions*                               28,400           738,400
                                                                 ---------------
                                                                       6,133,353
                                                                 ---------------
INDUSTRIALS -- 19.5%
   Aecom Technology*                                    14,100           356,871
   Alaska Air Group*                                     4,500           118,620
   American Ecology                                     25,000           498,750
   Ameron International                                  7,800           388,830
   Ametek                                               16,900           540,124
   Clean Harbors*                                       11,900           636,769
   Copart*                                              26,800           645,612
   Corrections Corp. of America*                        42,400           584,272
   Esterline Technologies*                               6,600           238,194
   Gardner Denver*                                      12,100           263,417
   Geo Group*                                           41,200           609,760
   Graco                                                15,800           336,066
   Harsco                                               13,900           329,708
   Healthcare Services Group                            40,350           618,162
   Huron Consulting Group*                              13,100           654,738
   Jacobs Engineering Group*                            14,800           572,316
   Joy Global                                           15,200           316,616
   Landstar System                                      19,800           710,226
   McDermott International*                             52,400           543,388
   MSC Industrial Direct, Cl A                           5,200           178,152
   Perini*                                              22,200           462,870
   Powell Industries*                                   29,700           709,236
   Ritchie Bros Auctioneers                             25,800           473,688
   Tetra Tech*                                          34,300           796,789
   URS*                                                 19,900           677,595
   Valmont Industries                                    8,800           357,104
   Wabtec                                               17,100           511,803
   Waste Connections*                                   12,700           368,554
                                                                 ---------------
                                                                      13,498,230
                                                                 ---------------
INFORMATION TECHNOLOGY -- 12.3%
   Advent Software*                                     21,600           471,528
   Akamai Technologies*                                 24,800           334,304
   Ansys*                                               14,300           355,498
   Broadridge Financial Solutions                       28,300           381,767
   CACI International, Cl A*                            13,100           591,465
   Digital River*                                       19,300           478,061
   F5 Networks*                                         30,200           669,534

Description                                         Shares            Value
-----------                                    ---------------   ---------------
   Factset Research Systems (A)                         19,100   $       760,180
   Hewitt Associates, Cl A*                             19,200           544,896
   Itron*                                                8,700           568,110
   j2 Global Communications*                            49,000           959,420
   Mantech International, Cl A*                          7,500           402,225
   Salesforce.com*                                      37,600         1,000,536
   SRA International, Cl A*                             34,900           569,917
   Viasat*                                              19,800           438,768
                                                                 ---------------
                                                                       8,526,209
                                                                 ---------------
MATERIALS -- 5.3%
   Bemis                                                17,100           385,947
   Cliffs Natural Resources                             26,400           611,688
   Greif, Cl A                                          11,500           347,990
   Lubrizol                                              9,800           334,376
   Sensient Technologies                                29,000           623,500
   Steel Dynamics                                       56,300           597,906
   Terra Industries                                     20,700           423,936
   Valspar                                              21,000           364,350
                                                                 ---------------
                                                                       3,689,693
                                                                 ---------------
UTILITIES -- 4.8%
   Aqua America                                         30,000           622,200
   Atmos Energy                                         28,300           694,765
   New Jersey Resources                                 17,800           713,602
   Northwest Natural Gas                                14,000           601,160
   Vectren                                              26,800           691,172
                                                                 ---------------
                                                                       3,322,899
                                                                 ---------------
   TOTAL COMMON STOCK
      (Cost $68,500,491)                                              65,617,057
                                                                 ---------------
CASH EQUIVALENTS** -- 7.0%
   AIM Liquid Asset Money Fund,
      1.110% (B)                                        71,871            71,871
   AIM STIT-Government &
      Agency Portfolio, 0.330%                       4,051,429         4,051,429
   BlackRock FedFund Institutional
      Money Market Fund, 0.586% (B)                    158,676           158,676
   BlackRock TempFund Institutional
      Money Market Fund, 1.233% (B)                     71,871            71,871
   Dreyfus Institutional Cash
      Advantage Fund, 1.227% (B)                        53,903            53,903
   Goldman Sachs Financial Square
      Government Fund, 0.739% (B)                      156,580           156,580
   JPMorgan Prime Money Market
      Fund, 1.081% (B)                                  71,871            71,871
   JPMorgan US Government
      Money Market Fund, 0.684% (B)                    143,189           143,189

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II        FROST HOOVER SMALL-MID CAP EQUITY FUND
                                          JANUARY 31, 2009 (UNAUDITED)

Description                                         Shares            Value
-----------                                    ---------------   ---------------
   Merrill Lynch Select Institutional
      Fund, 1.358% (B)                                  89,839   $        89,839
                                                                 ---------------
   Total Cash Equivalents
      (Cost $4,869,229)                                                4,869,229
                                                                 ---------------
   Total Investments -- 101.6%
      (Cost $73,369,720)                                         $    70,486,286
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $69,367,645.

*    NON-INCOME PRODUCING SECURITY.

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

+++  REAL ESTATE INVESTMENT TRUST

(A)  THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT
     JANUARY 31, 2009. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2009 WAS $777,340.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JANUARY 31, 2009 WAS $817,800.

CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II               FROST INTERNATIONAL EQUITY FUND
                                                 JANUARY 31, 2009 (UNAUDITED)

SECTOR WEIGHTINGS+

                                   (BAR CHART)

Health Care                  15.6%
Financials                   13.6%
Telecommunication Services   13.1%
Consumer Staples             12.1%
Information Technology       11.3%
Consumer Discretionary       10.0%
Cash Equivalent               8.4%
Industrials                   7.2%
Materials                     3.3%
Energy                        2.9%
Utilities                     2.5%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description                                         Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK -- 93.6%
BRAZIL -- 1.9%
   Empresa Brasileira de Aeronautica
      ADR                                               89,200   $     1,344,244
   Redecard                                            119,200         1,349,288
                                                                 ---------------
                                                                       2,693,532
                                                                 ---------------
CANADA -- 7.3%
   Canadian National Railway                            75,600         2,649,268
   Canadian Natural Resources                           47,700         1,707,350
   Canadian Oil Sands Trust                             29,500           449,886
   Potash Corp. of Saskatchewan                         20,169         1,509,851
   Rogers Communications, Cl B                         142,040         4,005,663
                                                                 ---------------
                                                                      10,322,018
                                                                 ---------------
CAYMAN ISLANDS -- 1.0%
   Baidu ADR*                                           11,100         1,429,347
                                                                 ---------------
CHINA -- 3.8%
   China Life Insurance, Cl H                        1,336,800         3,518,534
   China Merchants Bank, Cl H                        1,197,387         1,933,612
                                                                 ---------------
                                                                       5,452,146
                                                                 ---------------
DENMARK -- 6.0%
   Novo Nordisk, Cl B                                  105,042         5,594,149
   Vestas Wind Systems*                                 59,768         2,877,497
                                                                 ---------------
                                                                       8,471,646
                                                                 ---------------
FINLAND -- 3.0%
   Fortum                                               80,143         1,562,432
   Nokia                                               214,600         2,628,382
                                                                 ---------------
                                                                       4,190,814
                                                                 ---------------

Description                                         Shares            Value
-----------                                    ---------------   ---------------
FRANCE -- 9.8%
   Air Liquide                                          19,237   $     1,397,890
   AXA                                                 159,600         2,511,740
   BNP Paribas                                          50,100         1,911,266
   France Telecom                                       94,975         2,126,791
   Groupe Danone                                        56,900         2,918,415
   LVMH Moet Hennessy Louis Vuitton                     54,330         2,957,086
                                                                 ---------------
                                                                      13,823,188
                                                                 ---------------
GERMANY -- 4.6%
   E.ON                                                 64,007         2,060,268
   Fresenius Medical Care & KGaA                        23,600         1,055,230
   SAP                                                  97,313         3,416,646
                                                                 ---------------
                                                                       6,532,144
                                                                 ---------------
GREECE -- 2.2%
   National Bank of Greece                             109,564         1,824,165
   OPAP                                                 43,690         1,270,177
                                                                 ---------------
                                                                       3,094,342
                                                                 ---------------
GUERNSEY -- 1.3%
   Amdocs*                                             109,474         1,852,300
                                                                 ---------------
HONG KONG -- 3.5%
   China Mobile                                        347,415         3,127,452
   Hong Kong Exchanges and Clearing                    218,000         1,872,509
                                                                 ---------------
                                                                       4,999,961
                                                                 ---------------
ISRAEL -- 4.2%
   Teva Pharmaceutical Industries ADR                  144,264         5,979,743
                                                                 ---------------
JAPAN -- 7.3%
   Fanuc                                                39,325         2,329,873
   Komatsu                                             121,779         1,256,862
   Nintendo                                             10,472         3,245,572
   Toyota Motor                                        107,380         3,453,257
                                                                 ---------------
                                                                      10,285,564
                                                                 ---------------
MEXICO -- 3.1%
   America Movil ADR                                    73,768         2,103,126
   Wal-Mart de Mexico                                1,067,900         2,232,577
                                                                 ---------------
                                                                       4,335,703
                                                                 ---------------
RUSSIA -- 0.5%
   Gazprom OAO ADR                                      51,000           658,308
                                                                 ---------------
SPAIN -- 2.0%
   Telefonica                                          162,600         2,880,665
                                                                 ---------------
SWEDEN -- 2.6%
   Hennes & Mauritz, Cl B                               94,642         3,653,662
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II               FROST INTERNATIONAL EQUITY FUND
                                                 JANUARY 31, 2009 (UNAUDITED)

Description                                         Shares            Value
-----------                                    ---------------   ---------------
SWITZERLAND -- 13.3%
   Givaudan                                              2,670   $     1,808,490
   Julius Baer Holding                                  51,986         1,541,667
   Logitech International*                             111,586         1,081,517
   Nestle                                              158,000         5,460,370
   Novartis                                             67,787         2,785,401
   Roche Holding                                        32,923         4,621,886
   Swiss Reinsurance                                    55,356         1,468,649
                                                                 ---------------
                                                                      18,767,980
                                                                 ---------------
TURKEY -- 1.3%
   Turkcell Iletisim Hizmet                            338,800         1,796,374
                                                                 ---------------
UNITED KINGDOM -- 13.9%
   ARM Holdings                                        965,600         1,278,488
   British American Tobacco                             52,869         1,451,460
   British Sky Broadcasting Group                       79,434           568,834
   Carnival                                            136,438         2,488,580
   Reckitt Benckiser Group                              97,112         3,744,694
   SABMiller                                            99,323         1,624,440
   Smith & Nephew                                      341,100         2,475,628
   Standard Chartered                                  241,181         3,051,281
   Vodafone Group ADR                                  156,833         2,915,525
                                                                 ---------------
                                                                      19,598,930
                                                                 ---------------
UNITED STATES -- 1.0%
   Schlumberger                                         34,450         1,405,904
                                                                 ---------------
   Total Common Stock
      (Cost $196,241,725)                                            132,224,271
                                                                 ---------------
CASH EQUIVALENT -- 8.6%
   AIM STIT-Government & Agency
      Portfolio 0.330%**                            12,066,231        12,066,231
                                                                 ---------------
   Total Cash Equivalent
      (Cost $12,066,231)                                              12,066,231
                                                                 ---------------
   Total Investments -- 102.2%
      (Cost $208,307,956)                                        $   144,290,502
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $141,120,233.

*    NON-INCOME PRODUCING SECURITY.

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
EUR -- EURO
GBP -- BRITISH POUND STERLING
MXP -- MEXICAN PESO
USD -- U.S. DOLLAR

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2009, is as follows:

                                                 UNREALIZED
SETTLEMENT      CURRENCY         CURRENCY       APPRECIATION
DATE           TO DELIVER       TO RECEIVE     (DEPRECIATION)
----------   --------------   --------------   --------------
5/29/09      MXP 48,670,000   USD  3,419,638     $  99,957
6/16/09      EUR  8,546,000   USD 11,390,724       469,789
6/16/09      USD  6,557,303   EUR  4,793,000      (432,328)
6/19/09      GBP  1,750,000   USD  2,681,962       144,287
                                                 ---------
                                                 $ 281,705
                                                 =========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST LOW DURATION BOND FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  (BAR CHART)

Asset-Backed Securities              39.0%
U.S. Government Agency Obligations   26.8%
Cash Equivalent                      10.6%
Municipal Bonds                       9.3%
Financials                            5.0%
Telecommunication Services            2.2%
Health Care                           1.9%
Consumer Discretionary                1.7%
Consumer Staples                      1.0%
Industrials                           0.9%
U.S. Treasury Obligations             0.7%
Utilities                             0.7%
Energy                                0.2%

+ Percentages are based on total investments. Includes investments held as collateral for securities on loan (see Note 8).

SCHEDULE OF INVESTMENTS

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
ASSET-BACKED SECURITIES -- 40.9%
AUTOMOTIVE -- 30.6%
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-1, Cl C
         5.280%, 11/06/11                      $     1,000,000   $       897,069
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-RM, Cl A2
         5.420%, 08/08/11                              192,209           178,517
  AmeriCredit Automobile Receivables
      Trust, Ser 2007-AX, Cl A3
         5.190%, 11/06/11                            2,385,353         2,341,091
   AmeriCredit Automobile
      Receivables Trust,
      Ser 2007-DF, Cl A3A
         5.490%, 07/06/12                            4,175,000         3,889,673
   AmeriCredit Automobile Receivables
      Trust, Ser 2008-AF, Cl A1
         2.694%, 06/12/09                               77,298            77,296
   BMW Vehicle Owner Trust,
      Ser 2006-A, Cl B
         5.190%, 06/25/13                            1,000,000           825,762
   Capital One Auto Finance Trust,
      Ser 2005-C, Cl A4A
         4.710%, 06/15/12                              472,050           420,056
   Capital One Auto Finance Trust,
      Ser 2006-A, Cl A4
         0.343%, 12/15/12 (A)                        1,000,000           848,044
   Capital One Auto Finance Trust,
      Ser 2007-B, Cl A3A
         5.030%, 04/15/12                            1,589,536         1,554,756
   Capital One Auto Finance Trust,
      Ser 2007-C, Cl A4
         5.230%, 07/15/14                            1,000,000           726,719

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
   Capital One Prime Auto
      Receivables Trust,
      Ser 2005-1, Cl B
         4.580%, 08/15/12                      $     1,000,000   $       871,230
   Capital One Prime Auto
      Receivables Trust,
      Ser 2006-2, Cl B
         5.050%, 06/15/13                            1,700,000         1,337,162
   Capital One Prime
      Auto Receivables Trust,
      Ser 2007-1, Cl B1
         5.760%, 12/15/13                            2,800,000         2,134,917
   Carmax Auto Owner Trust,
      Ser 2007-1, Cl A3
         5.240%, 07/15/11                            1,239,271         1,217,116
   CPS Auto Trust, Ser 2005-A, Cl A2
         4.780%, 10/15/11 (B)                        1,224,974         1,161,847
   Drive Auto Receivables Trust,
      Ser 2006-2, Cl A3
         5.330%, 04/15/14 (B)                          500,000           441,850
   Fifth Third Auto Trust,
      Ser 2008-1, Cl A4A
         4.810%, 01/15/13                            2,500,000         2,382,584
   Harley-Davidson Motorcycle Trust,
      Ser 2008-1, Cl A4
         4.900%, 12/15/13                            1,000,000           946,662
   Household Automotive Trust,
      Ser 2005-3, Cl A4
         4.940%, 11/19/12                            2,000,000         1,907,645
   Household Automotive Trust,
      Ser 2006-2, Cl A4
         5.670%, 06/17/13                              500,000           464,000
   Household Automotive Trust,
      Ser 2007-1, Cl A3
         5.300%, 11/17/11                            4,048,245         3,950,410
   Santander Drive Auto Receivables
      Trust, Ser 2007-1, Cl A4
         0.383%, 09/15/14 (A)                        1,000,000           606,830
   Santander Drive Auto Receivables
      Trust, Ser 2007-1, Cl A3
         5.050%, 09/15/11                              732,722           717,858
   Triad Auto Receivables Owner Trust,
      Ser 2005-A, Cl A4
         4.220%, 06/12/12                              661,194           598,885
   Triad Auto Receivables Owner Trust,
      Ser 2006-C, Cl A4
         5.310%, 05/13/13                            5,012,000         4,064,093
   Triad Auto Receivables Owner Trust,
      Ser 2007-B, Cl A2B
         1.386%, 10/12/11 (A)                        1,580,458         1,526,252
   UPFC Auto Receivables Trust,
      Ser 2007-A, Cl A3
         5.530%, 07/15/13                            1,000,000           839,631

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST LOW DURATION BOND FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
   USAA Auto Owner Trust,
      Ser 2006-2, Cl B
         5.620%, 01/15/13                      $     1,295,000   $       987,189
   Wachovia Auto Loan Owner Trust
      2006-1, Ser 2007-1, Cl C
         5.450%, 10/22/12                            1,650,000         1,315,080
   Wachovia Auto Loan Owner Trust,
      Ser 2008-1, Cl A3
         4.270%, 04/20/12                            2,000,000         1,939,054
   World Omni Auto Receivables Trust,
      Ser 2007-B, Cl A4
         5.390%, 05/15/13                            1,000,000           946,277
                                                                 ---------------
                                                                      42,115,555
                                                                 ---------------
CREDIT CARDS -- 9.1%
   Bank of America Credit Card Trust,
      Ser 2007-A8, Cl A8
         5.590%, 11/17/14                            2,000,000         1,963,577
   Capital One Multi-Asset Execution
      Trust, Ser 2004-B6, Cl B6
         4.150%, 07/16/12                            1,500,000         1,406,212
   Chase Issuance Trust,
      Ser 2008-A4, Cl A4
         4.650%, 03/15/15                            2,500,000         2,422,513
   Citibank Credit Card Issuance Trust,
      Ser 2005-A7, Cl A7
         4.750%, 10/22/12                              875,000           874,730
   Citibank, Ser 2004-B2, Cl B2
         0.749%, 10/07/13 (A)                          750,000           689,846
   GE Capital Credit Card Master Note
      Trust, Ser 2007-A, Cl A
         0.373%, 03/15/15 (A)                        2,000,000         1,683,287
   Household Credit Card Master
      Note Trust I, Ser 2006-1, Cl A
         5.100%, 06/15/12                            3,000,000         2,966,936
   MBNA Credit Card Master Note Trust,
      Ser 2002-C1, Cl C1
         6.800%, 07/15/14                            1,000,000           585,995
                                                                 ---------------
                                                                      12,593,096
                                                                 ---------------
OTHER ASSET-BACKED SECURITIES -- 1.2%
   Ford Credit Floorplan Master Owner
      Trust, Ser 2006-4, Cl A
         0.583%, 06/15/13 (A)                        1,000,000           740,282
   John Deere Owner Trust,
      Ser 2008-A, Cl A4
         4.890%, 03/16/15                            1,000,000           928,418
                                                                 ---------------
                                                                       1,668,700
                                                                 ---------------
   Total Asset-Backed Securities
      (Cost $60,465,643)                                              56,377,351
                                                                 ---------------

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 28.1%
   FAMC
         3.875%, 08/19/11                      $     4,250,000   $     4,457,239
   FFCB
         5.300%, 04/21/20                            1,000,000           987,779
         4.820%, 10/12/12 (C)                        5,500,000         5,988,961
         4.400%, 01/03/13                            1,935,000         2,078,571
   FHLB
         6.700%, 07/22/14                              500,000           598,681
         5.100%, 04/02/18                            2,000,000         1,991,434
         4.250%, 06/11/10                            6,000,000         6,238,494
   FHLMC
         5.500%, 08/20/12                            1,900,000         2,110,016
         5.125%, 08/23/10                            1,000,000         1,058,625
         4.125%, 10/18/10                            6,000,000         6,276,300
   FNMA
         5.000%, 10/15/11 (C)                        1,000,000         1,077,129
   Tennessee Valley Authority
         5.625%, 01/18/11                            5,500,000         5,912,995
                                                                 ---------------
   Total U.S. Government Agency
      Obligations (Cost $36,643,783)                                  38,776,224
                                                                 ---------------
CORPORATE OBLIGATIONS -- 14.2%
CONSUMER DISCRETIONARY -- 1.8%
   Home Depot
         4.625%, 08/15/10                            2,475,000         2,492,533
                                                                 ---------------
CONSUMER STAPLES -- 1.0%
   CVS Caremark
         4.875%, 09/15/14                            1,430,000         1,382,822
                                                                 ---------------
ENERGY -- 0.2%
   General Electric Capital, MTN
         5.000%, 04/10/12                              335,000           331,406
                                                                 ---------------
FINANCIALS -- 5.2%
   CIT Group
         5.200%, 11/03/10                            1,700,000         1,486,686
         5.000%, 02/13/14                            1,178,000           796,072
   Merrill Lynch, MTN (A)
         1.370%, 11/01/11                            2,700,000         2,391,196
   PNC Bank
         5.750%, 02/01/09                            2,000,000         2,000,000
   Wachovia
         5.300%, 10/15/11                              498,000           506,186
                                                                 ---------------
                                                                       7,180,140
                                                                 ---------------
HEALTH CARE -- 2.0%
   McKesson
         5.250%, 03/01/13                            3,000,000         2,771,472
                                                                 ---------------
INDUSTRIALS -- 0.9%
   Masco
         5.875%, 07/15/12                            1,435,000         1,292,276
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST LOW DURATION BOND FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

Description                                 Face Amount/Shares        Value
-----------                                 ------------------   ---------------
TELECOMMUNICATION SERVICES -- 2.3%
   AT&T
         5.875%, 02/01/12                      $     3,000,000   $     3,126,006
                                                                 ---------------
UTILITIES -- 0.8%
   AEP Texas Central Transition
      Funding, Ser A-1
         4.980%, 01/01/10                            1,015,138         1,028,412
                                                                 ---------------
   Total Corporate Obligations
      (Cost $19,635,956)                                              19,605,067
                                                                 ---------------
MUNICIPAL BONDS -- 9.7%
   Baltimore, Public Improvements
      Authority, Ser B, GO, FGIC
         7.500%, 10/15/10                              900,000           970,362
   Mississippi State, GO
         7.000%, 10/01/09                            3,490,000         3,613,302
   New York State, Environmental
      Facilities, Ser A, RB
         5.850%, 03/15/11                            1,000,000         1,037,090
   South Texas, Detention Complex
      Local Development Authority,
      RB, MBIA
         4.340%, 02/01/11                            1,865,000         1,749,668
   Texas State, Veterans Housing
      Assistance Project, Ser A-1, GO
      Callable 12/01/09 @ 100
         7.000%, 12/01/10                              725,000           739,398
   Texas State, Veterans Housing
      Funding II Project, Ser D, GO
         7.150%, 12/01/09                            5,115,000         5,310,751
                                                                 ---------------
   Total Municipal Bonds
      (Cost $13,252,785)                                              13,420,571
                                                                 ---------------
U.S. TREASURY OBLIGATION -- 0.7%
   U.S. Treasury Bills
         1.327%, 06/04/09(D)                         1,000,000           999,102
                                                                 ---------------
   Total U.S. Treasury Obligation
      (Cost $992,461)                                                    999,102
                                                                 ---------------
CASH EQUIVALENTS* -- 11.1%
   AIM Liquid Asset Money Fund,
      1.110% (E)                                       641,053           641,053
   AIM STIT-Government & Agency
      Portfolio, 0.330%                              7,953,974         7,953,974
   BlackRock FedFund Institutional
      Money Market Fund, 0.586% (E)                  1,415,311         1,415,311
   BlackRock TempFund Institutional
      Money Market Fund, 1.233% (E)                    641,053           641,053

Description                                         Shares            Value
-----------                                    ---------------   ---------------
   Dreyfus Institutional Cash Advantage
      Fund, 1.227% (E)                                 480,790   $       480,790
   Goldman Sachs Financial Square
      Government Fund, 0.739% (E)                    1,396,619         1,396,619
   JPMorgan Prime Money
      Market Fund, 1.081% (E)                          641,054           641,054
   JPMorgan US Government Money
      Market Fund, 0.684% (E)                        1,277,178         1,277,178
   Merrill Lynch Select Institutional
      Fund, 1.358% (E)                                 801,317           801,317
                                                                 ---------------
   Total Cash Equivalents
      (Cost $15,248,349)                                              15,248,349
                                                                 ---------------
   Total Investments -- 104.7%
      (Cost $146,238,977)                                        $   144,426,664
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $137,902,406.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

(A) VARIABLE RATE SECURITY -- THE RATE REPORTED IS THE RATE IN EFFECT AS OF JANUARY 31, 2009.

(B) SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.

(C) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2009. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2009 WAS $7,066,090.

(D)  THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(E) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JANUARY 31, 2009 WAS $7,294,375.

CL -- CLASS
FAMC -- FEDERAL AGRICULTURAL MORTGAGE CORPORATION
FFCB -- FEDERAL FARM CREDIT BANK
FGIC -- FEDERAL GUARANTY INSURANCE COMPANY
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
MTN -- MEDIUM TERM NOTE
RB -- REVENUE BOND
SER -- SERIES

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  (BAR CHART)

Mortgage-Backed Securities           43.9%
Asset-Backed Securities              19.3%
Cash Equivalent                      11.0%
Financials                            8.2%
U.S. Government Agency Obligations    7.5%
Municipal Bonds                       2.5%
Industrials                           2.1%
Energy                                2.0%
Consumer Staples                      1.3%
Telecommunication Services            0.8%
Consumer Discretionary                0.8%
Materials                             0.6%

+ Percentages are based on total investments. Includes investments held as collateral for securities on loan (see Note 8).

SCHEDULE OF INVESTMENTS

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
MORTGAGE-BACKED SECURITIES -- 44.9%
AGENCY MORTGAGE-BACKED OBLIGATION -- 36.3%
   FHLMC
         6.000%, 05/01/26 to 11/01/47          $    12,279,313   $    12,666,607
         5.500%, 12/01/37                            4,466,067         4,573,373
         5.000%, 04/01/21 to 04/01/24               13,617,300        13,939,800
   FHLMC REMIC,
      Ser R011, Cl AB
         5.500%, 12/15/20                            2,215,999         2,287,213
   FNMA
         6.500%, 03/01/27 to 03/01/37                4,916,692         5,128,427
         6.000%, 07/01/36                            2,858,913         2,949,981
         5.500%, 03/01/21 to 12/01/47               11,390,267        11,622,345
         5.000%, 04/01/19 to 05/01/35               19,729,338        20,236,355
   GNMA
         6.000%, 12/15/37                            2,340,726         2,412,635
         5.500%, 08/15/33 to 10/15/36                2,482,802         2,551,429
   GNMA REMIC,
      Ser 2008-68, Cl DC
         5.000%, 01/20/29                            2,621,459         2,690,354
   GNMA REMIC,
      Ser 2008-68, Cl DA
         5.500%, 01/20/29                            2,718,550         2,818,301
                                                                 ---------------
                                                                      83,876,820
                                                                 ---------------
NON-AGENCY MORTGAGE-BACKED OBLIGATION -- 8.6%
   Banc of America Commercial
      Mortgage, Ser 2006-6, Cl A3
         5.369%, 10/10/45 (A)                        2,500,000         2,112,481
   Banc of America Commercial
      Mortgage, Ser 2008-1, Cl B
         6.201%, 02/10/51 (A) (B) (C)                  500,000           179,378

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
   Banc of America Commercial
      Mortgage, Ser 2008-1, Cl AJ
         6.201%, 02/10/51 (A) (B)              $     1,000,000   $       827,337
   Bear Stearns Commercial Mortgage
      Securities, Ser 2005-PW10, Cl AJ
         5.463%, 12/11/40 (A) (B)                    1,000,000           793,111
   Bear Stearns Commercial Mortgage
      Securities, Ser 2006-PW14, Cl A3
         5.209%, 12/11/38 (A)                        2,000,000         1,683,774
   Bear Stearns Commercial Mortgage
      Securities, Ser 2007-PW17, Cl A3
         5.941%, 06/11/50 (A)                        1,000,000           105,819
   Carrington Mortgage Loan Trust,
      Ser 2007-FRE1, Cl M8
         2.639%, 02/25/37 (A) (B)                    1,000,000            53,100
   Citigroup Commercial Mortgage
      Trust, Ser 2006-C4, Cl C
         5.724%, 03/15/49 (A) (B)                    1,000,000           247,276
   Credit Suisse Mortgage Capital
      Certificates, Ser 2006-C1, Cl A3
         5.552%, 02/15/39 (A) (B)                      800,000           708,331
   Greenwich Capital Commercial
      Funding, Ser 2007-GC9, Cl J
         5.772%, 03/10/39 (A) (B) (C)                1,000,000            99,275
   GS Mortgage Securities II,
      Ser 2007-GG10, Cl A4
         5.799%, 08/10/45 (A) (B)                    1,000,000           780,894
   JPMorgan Chase Commercial
      Mortgage Securities,
      Ser 2006-CB16, Cl B
         5.672%, 05/12/45 (A) (B)                    1,000,000           278,171
   JPMorgan Chase Commercial
      Mortgage Securities,
      Ser 2007-LD12, Cl J
         6.062%, 02/15/51 (A) (B) (C)                1,000,000           130,199
   LB-UBS Commercial Mortgage
      Trust, Ser 2005-C5, Cl A4
         4.954%, 09/15/30 (A)                        2,000,000         1,566,093
   LB-UBS Commercial Mortgage
      Trust, Ser 2005-C7, Cl C
         5.350%, 11/15/40 (A) (B)                    1,100,000           822,364
   LB-UBS Commercial Mortgage
      Trust, Ser 2007-C6, Cl D
         6.242%, 07/15/40 (A) (B)                      650,000           219,777
   Merrill Lynch Mortgage Trust,
      Ser 2007-C1, Cl B
         5.829%, 06/12/50 (A) (B)                      250,000            68,961
   Morgan Stanley Capital I,
      Ser 2006-HQ9, Cl A3
         5.712%, 07/12/44 (A)                        1,650,000         1,439,606
   Morgan Stanley Capital I,
      Ser 2006-IQ11, Cl A3
         5.735%, 10/15/42 (A) (B)                      510,000           453,940

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

Description                                      Face Amount           Value
-----------                                    ---------------   ---------------
   Morgan Stanley Capital I,
      Ser 2006-T23, Cl A3
         5.808%, 08/12/41 (A) (B)              $     1,600,000   $     1,420,080
   Morgan Stanley Capital I,
      Ser 2007-HQ12, Cl B
         5.632%, 04/12/49 (A) (B)                    1,250,000           568,091
   Morgan Stanley Capital I,
      Ser 2007-IQ15, Cl AJ
         5.881%, 06/11/49 (A) (B)                    1,000,000           789,352
   Morgan Stanley Capital I,
      Ser 2007-IQ15, Cl B
         5.881%, 06/11/49 (A) (B) (C)                  750,000           204,622
   Morgan Stanley Capital I,
      Ser 2007-T25, Cl B
         5.614%, 11/12/49 (A) (B) (C)                1,750,000           358,418
   Morgan Stanley Capital I,
      Ser 2007-T27, Cl B
         5.650%, 06/13/42 (A) (B) (C)                  500,000           107,231
   Morgan Stanley Capital I,
      Ser 2008-T29, Cl A4
         6.280%, 01/11/43 (A)                        1,000,000           796,621
   Morgan Stanley Dean Witter
      Capital I, Ser 2003-HQ2, Cl B
         5.040%, 03/12/35 (A)                          200,000           168,839
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2006-C27, Cl B
         5.865%, 07/15/45 (A) (B)                    1,000,000           313,023
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2007-C30, Cl J
         5.828%, 12/15/43 (A) (B) (C)                1,414,000           136,867
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2007-C31, Cl AJ
         5.660%, 04/15/47 (A) (B)                    1,000,000           837,378
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2007-C33, Cl AJ
         5.902%, 02/15/51 (A) (B)                    1,000,000           782,503
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2006-3, Cl A3
         5.750%, 03/25/36                            1,741,485           849,007
                                                                 ---------------
                                                                      19,901,919
                                                                 ---------------
   Total Mortgage-Backed Securities
      (Cost $113,988,024)                                            103,778,739
                                                                 ---------------
ASSET-BACKED SECURITIES -- 19.7%
AUTOMOTIVE -- 13.3%
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-1, Cl D
         5.490%, 04/06/12                              150,000           108,835

Description                                      Face Amount           Value
-----------                                    ---------------   ---------------
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-1, Cl C
         5.280%, 11/06/11                      $     1,000,000   $       897,069
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-BG, Cl A4
         5.210%, 09/06/13                            4,445,140         3,575,336
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-RM, Cl A3
         5.530%, 01/06/14                              200,000           155,173
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-AX, Cl A3
         5.190%, 11/06/11                              596,338           585,273
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-CM, Cl A4A
         5.550%, 04/07/14                            1,000,000           690,062
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-DF, Cl A4A
         5.560%, 06/06/14                              125,000            99,360
   AmeriCredit Automobile Receivables
      Trust, Ser 2008-AF, Cl A4
         6.960%, 10/14/14                            2,000,000         1,642,421
   AmeriCredit Prime Automobile
      Receivable, Ser 2007-2M, Cl A4A
         5.350%, 03/08/16                              543,000           392,505
   Capital Auto Receivables Asset
      Trust, Ser 2007-SN1, Cl D
         6.050%, 01/17/12                            1,950,000         1,489,628
   Capital One Auto Finance Trust,
      Ser 2006-A, Cl A4
         0.343%, 12/15/12 (B)                        1,750,000         1,484,078
   Capital One Auto Finance Trust,
      Ser 2007-C, Cl A4
         5.230%, 07/15/14                            2,000,000         1,453,439
   Capital One Prime Auto Receivables
      Trust, Ser 2005-1, Cl B
         4.580%, 08/15/12                              375,000           326,711
   Capital One Prime Auto Receivables
      Trust, Ser 2006-2, Cl B
         5.050%, 06/15/13                            4,200,000         3,303,576
   Capital One Prime Auto Receivables
      Trust, Ser 2007-1, Cl B1
         5.760%, 12/15/13                            3,000,000         2,287,411
   Carmax Auto Owner Trust,
      Ser 2008-1, Cl A4A
         4.790%, 02/15/13                            1,000,000           871,951
   Ford Credit Auto Owner Trust,
      Ser 2007-A, Cl A4A
         5.470%, 06/15/12                              427,000           378,075
   Harley-Davidson Motorcycle Trust,
      Ser 2007-1, Cl C
         5.540%, 04/15/15                            5,595,000         2,798,730
   Harley-Davidson Motorcycle Trust,
      Ser 2007-2, Cl B
         5.230%, 03/15/14                            1,000,000           751,841

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

Description                                      Face Amount           Value
-----------                                    ---------------   ---------------
   Household Automotive Trust,
      Ser 2007-1, Cl A4
         5.330%, 11/17/13                      $       330,000   $       293,760
   Merrill Auto Trust Securitization,
      Ser 2007-1, Cl C
         5.960%, 12/15/13                            2,075,694         1,806,809
   Santander Drive Auto Receivables
      Trust, Ser 2007-1, Cl A4
         0.383%, 09/15/14 (B)                        1,000,000           606,830
   Santander Drive Auto Receivables
      Trust, Ser 2007-1, Cl A3
         5.050%, 09/15/11                              488,481           478,572
   Triad Auto Receivables Owner
      Trust, Ser 2006-C, Cl A4
         5.310%, 05/13/13                            2,150,000         1,743,376
   USAA Auto Owner Trust,
      Ser 2006-2, Cl B
         5.620%, 01/15/13                            1,140,000           869,031
   Wachovia Auto Loan Owner
      Trust 2006-1, Ser 2007-1, Cl C
         5.450%, 10/22/12                            2,000,000         1,594,037
   Wachovia Auto Loan Owner Trust,
      Ser 2006-1, Cl C
         5.220%, 11/20/12 (C)                          187,000           150,492
                                                                 ---------------
                                                                      30,834,381
                                                                 ---------------
CREDIT CARDS -- 4.9%
   Bank of America Credit Card Trust,
      Ser 2007-A1, Cl A1
         5.170%, 06/15/19                            5,000,000         4,359,004
   Cabela's Master Credit Card Trust,
      Ser 2008-1A, Cl B1
         5.240%, 12/16/13 (C)                        1,000,000           796,360
   Capital One Multi-Asset Execution
      Trust, Ser 2003-C4, Cl C4
         6.000%, 08/15/13                            1,000,000           602,953
   Capital One Multi-Asset Execution
      Trust, Ser 2008-A3, Cl A3
         5.050%, 02/15/16                            1,000,000           934,519
   Citibank Credit Card Issuance Trust,
      Ser 2005-A9, Cl A9
         5.100%, 11/20/17                            3,000,000         2,711,127
   Citibank Credit Card Issuance Trust,
      Ser 2007-A6, Cl A6
         1.344%, 07/12/12 (B)                          675,000           645,194
   Citibank Credit Card Issuance Trust,
      Ser 2008-A1, Cl A1
         5.350%, 02/07/20                            1,000,000           869,357
   MBNA Credit Card Master Note Trust,
      Ser 2002-C1, Cl C1
         6.800%, 07/15/14                              571,000           334,603
                                                                 ---------------
                                                                      11,253,117
                                                                 ---------------

Description                                      Face Amount           Value
-----------                                    ---------------   ---------------
OTHER ASSET-BACKED SECURITIES -- 1.5%
   CIT Equipment Collateral,
      Ser 2006-VT2, Cl D
         5.460%, 04/20/14                      $       452,540   $       398,506
   CIT Equipment Collateral,
      Ser 2006-VT2, Cl C
         5.290%, 04/20/14                              346,393           317,857
   CIT Equipment Collateral,
      Ser 2006-VT2, Cl A4
         5.050%, 04/20/14                            1,600,000         1,569,412
   Ford Credit Floorplan Master Owner
      Trust, Ser 2006-4, Cl B
         0.883%, 06/15/13 (B)                          820,000           545,098
   Ford Credit Floorplan Master
      Owner Trust, Ser 2006-4, Cl A
         0.583%, 06/15/13 (B)                        1,000,000           740,282
                                                                 ---------------
                                                                       3,571,155
                                                                 ---------------
   Total Asset-Backed Securities
      (Cost $51,515,279)                                              45,658,653
                                                                 ---------------
CORPORATE OBLIGATIONS -- 16.0%
CONSUMER DISCRETIONARY -- 0.8%
   Mattel
         5.625%, 03/15/13                            2,000,000         1,848,646
                                                                 ---------------
CONSUMER STAPLES -- 1.3%
   Clorox
         5.000%, 03/01/13                            3,000,000         3,026,274
                                                                 ---------------
ENERGY -- 2.0%
   Premcor Refining Group
         6.750%, 02/01/11                            2,000,000         2,031,024
   Suncor Energy
         6.100%, 06/01/18                            3,000,000         2,593,722
                                                                 ---------------
                                                                       4,624,746
                                                                 ---------------
FINANCIALS -- 8.4%
   American Express Credit MTN
         7.300%, 08/20/13                            2,000,000         2,046,024
   Banco Santander
         4.800%, 09/01/10                              250,000           242,227
   Capital One Financial MTN
         5.700%, 09/15/11                            5,000,000         4,776,210
   Citigroup
         5.625%, 08/27/12                            5,000,000         4,452,945
   Fifth Third Bancorp
         6.250%, 05/01/13                            1,000,000           956,200
   Genworth Global Funding Trust MTN
         5.200%, 10/08/10                            3,000,000         2,695,545

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
   Keycorp MTN
         6.500%, 05/14/13                      $     1,000,000   $       961,918
   Lehman Brothers Holdings MTN (D)
         5.750%, 05/17/13                            1,000,000           140,000
   PNC Bank
         4.250%, 01/29/10                            1,000,000           992,414
   SLM MTN (B)
         2.196%, 03/15/11                            2,500,000         2,056,602
                                                                 ---------------
                                                                      19,320,085
                                                                 ---------------
INDUSTRIALS -- 2.1%
   FedEx
         7.375%, 01/15/14                            2,000,000         2,089,224
   Macy's Retail Holdings
         7.450%, 09/15/11                            1,137,000           942,474
   Southwest Airlines
         6.500%, 03/01/12                            2,000,000         1,858,578
                                                                 ---------------
                                                                       4,890,276
                                                                 ---------------
MATERIALS -- 0.6%
   United States Steel
         7.000%, 02/01/18                            2,000,000         1,433,664
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 0.8%
   Verizon Communications
         5.500%, 02/15/18                            2,000,000         1,952,200
                                                                 ---------------
   Total Corporate Obligations
      (Cost $38,029,565)                                              37,095,891
                                                                 ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.7%
   FHLB
         6.000%, 08/17/16 (E)                        8,500,000         8,514,654
         5.100%, 04/02/18                            1,500,000         1,493,576
   FHLMC
         5.815%, 03/17/23                            5,000,000         4,763,395
   HUD
         6.980%, 08/01/14                            2,885,000         2,942,587
                                                                 ---------------
   Total U.S. Government Agency Obligations
      (Cost $17,884,045)                                              17,714,212
                                                                 ---------------
MUNICIPAL BONDS -- 2.6%
   Jefferson County, Ser A, GO
      Callable 05/01/09 @ 100
         7.700%, 05/15/16                            1,575,000         1,589,175
   Richardson, Ser B, GO, FGIC
      Callable 02/15/10 @ 100
         7.700%, 02/15/15                            1,000,000         1,035,840

Description                                 Face Amount/Shares        Value
-----------                                 ------------------   ---------------
   Texas State, Veterans Land Board
      Authority, Ser A, RB (F)
      Callable 02/25/10 @ 100
         8.190%, 12/25/32                      $        32,000   $        32,228
   Trinity, River Authority, Huntsville
      Regional Water Project, RB, AMBAC
      Callable 08/01/10 @ 100
         6.500%, 08/01/15                            2,805,000         2,878,519
   Watertown, Ser C, GO
      Callable 09/15/14 @ 100
         5.500%, 09/15/27                              500,000           470,240
                                                                 ---------------
   Total Municipal Bonds
      (Cost $5,943,453)                                                6,006,002
                                                                 ---------------
CASH EQUIVALENTS* -- 11.2%
   AIM Liquid Asset Money Fund,
         1.110% (G)                                    781,557           781,557
   AIM STIT-Government & Agency
      Portfolio 0.330%                              16,982,889        16,982,889
   BlackRock FedFund Institutional
      Money Market Fund, 0.586% (G)                  1,725,513         1,725,513
   BlackRock TempFund Institutional
      Money Market Fund, 1.233% (G)                    781,557           781,557
   Dreyfus Institutional Cash Advantage
      Fund, 1.227% (G)                                 586,167           586,167
   Goldman Sachs Financial Square
      Government Fund, 0.739% (G)                    1,702,724         1,702,724
   JPMorgan Prime Money Market
      Fund, 1.081% (G)                                 781,557           781,557
   JPMorgan US Government Money
      Market Fund, 0.684% (G)                        1,557,104         1,557,104
   Merrill Lynch Select Institutional
      Fund, 1.358% (G)                                 976,946           976,946
                                                                 ---------------
   Total Cash Equivalents
      (Cost $25,876,014)                                              25,876,014
                                                                 ---------------
   Total Investments -- 102.1%
      (Cost $253,236,380)                                        $   236,129,511
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $231,186,703.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

(A) SECURITY IS FAIR VALUED USING METHODS DETERMINED UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SECURITIES AS OF JANUARY 31, 2009 WAS $19,052,912 AND REPRESENTS 8.2% OF NET ASSETS.

(B) VARIABLE RATE SECURITY -- THE RATE REPORTED IS THE RATE IN EFFECT AS OF JANUARY 31, 2009.

(C) SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

(D)  SECURITY IN DEFAULT ON INTEREST PAYMENTS.

(E) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2009. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2009 WAS $8,514,654.

(F)  SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM GNMA.

(G) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JANUARY 31, 2009 WAS $8,893,125.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
CL -- CLASS
FGIC -- FEDERAL GUARANTY INSURANCE COMPANY
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
HUD -- DEPARTMENT OF HOUSING & URBAN DEVELOPMENT
MTN -- MEDIUM TERM NOTE
RB -- REVENUE BOND
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST MUNICIPAL BOND FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  (BAR CHART)

General Obligations      52.0%
Education                27.1%
Utilities                 6.5%
Water                     3.6%
Transportation            3.1%
Public Facilities         2.5%
Cash Equivalent           1.8%
Industrial Development    1.8%
General Revenue           0.8%
Board Bank Revenue        0.8%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
MUNICIPAL BONDS -- 98.9%
ALASKA -- 1.6%
   Alaska State, Municipal Bond Bank
      Authority, Ser A, RB, AMBAC
         4.000%, 02/01/12                      $     1,000,000   $     1,056,010
   Anchorage, Ser D, GO, MBIA
      Callable 06/01/15 @ 100
         5.000%, 06/01/18                            1,000,000         1,098,680
                                                                 ---------------
                                                                       2,154,690
                                                                 ---------------
ARIZONA -- 2.2%
   Pima County, GO, FSA
         4.000%, 07/01/11                              800,000           847,904
   Scottsdale, GO(A)
      Pre-Refunded @ 100
         5.125%, 07/01/09                            2,000,000         2,038,340
                                                                 ---------------
                                                                       2,886,244
                                                                 ---------------
CALIFORNIA -- 2.0%
   California State, GO, MBIA
         4.000%, 09/01/15                            1,000,000         1,031,490
   San Francisco City & County,
      Unified School District, Proposed
      A Election 2003, Ser C, GO, MBIA
      Callable 06/15/16 @ 100
         4.000%, 06/15/18                            1,500,000         1,530,660
                                                                 ---------------
                                                                       2,562,150
                                                                 ---------------
COLORADO -- 2.9%
   Adams County, School District
      No. 14, GO, FSA
      Callable 12/01/16 @ 100
         5.125%, 12/01/31                            1,000,000         1,002,800

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
   Denver City & County, Board of
      Water Commission, Ser A, RB, FSA
      Callable 06/01/13 @ 100
         4.750%, 12/01/17                      $     1,570,000   $     1,676,006
   Highlands Ranch, Metropolitan
      District No. 2, GO, FGIC
      Callable 06/15/15 @ 100
         4.100%, 06/15/18                            1,000,000         1,042,050
                                                                 ---------------
                                                                       3,720,856
                                                                 ---------------
CONNECTICUT -- 1.0%
   University of Connecticut,
      Ser A, GO(A)
      Pre-Refunded @ 101
         4.500%, 04/01/11                            1,200,000         1,297,680
                                                                 ---------------
DELAWARE -- 0.8%
   Delaware State, Ser C, GO
      Callable 07/01/11 @ 100
         4.250%, 07/01/16                            1,050,000         1,098,941
                                                                 ---------------
DISTRICT OF COLUMBIA -- 1.2%
   District of Columbia,
      Ser A, GO, FGIC
      Callable 06/01/17 @ 100
         4.750%, 06/01/31                            1,750,000         1,501,185
                                                                 ---------------
FLORIDA -- 0.8%
   Florida State, Hurricane
      Catastrophe Fund, Ser A, RB
         5.000%, 07/01/12                            1,000,000         1,057,990
                                                                 ---------------
GEORGIA -- 1.7%
   De Kalb County, Special
      Transportation, Parks &
      Greenspace Project, GO
      Callable 12/01/15 @ 100
         5.000%, 12/01/18                            1,000,000         1,136,440
   Georgia State, Ser D, GO
      Callable 12/01/13 @ 100
         4.000%, 12/01/14                            1,000,000         1,100,730
                                                                 ---------------
                                                                       2,237,170
                                                                 ---------------
ILLINOIS -- 0.8%
   Illinois State, GO
         5.000%, 01/01/12                            1,000,000         1,094,430
                                                                 ---------------
INDIANA -- 0.9%
   Fairfield, School Building, RB, FGIC
      Callable 01/15/14 @ 100
         5.000%, 07/15/17                            1,115,000         1,215,729
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST MUNICIPAL BOND FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
IOWA -- 2.0%
   Cedar Rapids, Ser A, GO
      Callable 06/01/15 @ 100
         4.000%, 06/01/19                      $     1,200,000   $     1,251,036
   Scott County, Public Safety
      Authority, Unlimited Tax
      Lease Project, RB, MBIA
         4.000%, 06/01/12                            1,200,000         1,290,048
                                                                 ---------------
                                                                       2,541,084
                                                                 ---------------
KENTUCKY -- 1.6%
   Louisville & Jefferson County,
      Metropolitan Sewer District,
      Ser A, RB, FGIC
      Callable 03/09/09 @ 101
         5.000%, 05/15/10                            1,000,000         1,008,670
   Louisville, Waterworks Board,
      RB, FSA
      Callable 11/15/10 @ 100
         5.000%, 11/15/13                            1,000,000         1,053,270
                                                                 ---------------
                                                                       2,061,940
                                                                 ---------------
LOUISIANA -- 1.6%
   Louisiana State, Ser A, GO, FGIC
      Callable 05/15/11 @ 100
         4.625%, 05/15/13                            1,000,000         1,049,740
   St. Tammany, Parishwide School
      District No. 12, GO, MBIA
      Callable 03/01/15 @ 100
         4.000%, 03/01/16                            1,000,000         1,074,110
                                                                 ---------------
                                                                       2,123,850
                                                                 ---------------
MARYLAND -- 1.6%
   Annapolis, Public Improvement
      Project, GO
         4.250%, 04/01/12                            1,100,000         1,192,950
   Anne Arundel County, Water &
      Sewer Authority, Consolidated
      Water & Sewer Project, GO
      Callable 04/01/18 @ 100
         4.700%, 04/01/36                            1,000,000           952,770
                                                                 ---------------
                                                                       2,145,720
                                                                 ---------------
MASSACHUSETTS -- 1.7%
   Boston, Ser A, GO, MBIA
      Callable 02/01/13 @ 100
         5.000%, 02/01/16                            1,000,000         1,094,010
   Massachusetts State, Ser A, GO(A)
      Pre-Refunded @ 100
         5.000%, 08/01/14                            1,000,000         1,144,650
                                                                 ---------------
                                                                       2,238,660
                                                                 ---------------

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
MICHIGAN -- 1.7%
   Howell, Public Schools, School
      Building & Site Project, GO
      Callable 11/01/13 @ 100
         5.000%, 05/01/17                      $     1,000,000   $     1,100,280
   Waterford, School District,
      GO, MBIA
         4.000%, 05/01/12                            1,000,000         1,076,160
                                                                 ---------------
                                                                       2,176,440
                                                                 ---------------
MISSISSIPPI -- 0.9%
   Rankin County, Development Bank,
      Public Improvement Project,
      RB, AMBAC
         3.500%, 07/01/14                            1,150,000         1,230,673
                                                                 ---------------
NEVADA -- 3.4%
   Clark County, School District,
      Ser A, GO, FSA
      Callable 06/15/14 @ 100
         4.000%, 06/15/17                            1,000,000         1,014,930
   Las Vegas, Sewer Authority,
      Ser A, GO, FGIC
         4.000%, 04/01/12                            1,310,000         1,405,591
   Nevada State, Capital Improvement
      & Cultural Affairs Project,
      Ser A, GO
         5.000%, 03/01/10                            1,000,000         1,044,420
   Nevada State, Natural Resources
      Project, Ser B, GO
      Callable 03/01/12 @ 100
         5.000%, 03/01/14                              900,000           976,194
                                                                 ---------------
                                                                       4,441,135
                                                                 ---------------
NEW JERSEY -- 0.5%
   Atlantic County, GO
         3.375%, 01/15/15                              565,000           601,815
                                                                 ---------------
NEW MEXICO -- 0.2%
   Bernalillo County, Ser A, GO
      Callable 08/01/17 @ 100
         4.000%, 08/01/19                              300,000           319,560
                                                                 ---------------
NEW YORK -- 4.4%
   New York City, Ser G, GO
         5.000%, 08/01/13                            1,000,000         1,102,010
   New York City, Ser P, GO, MBIA
      Callable 08/01/15 @ 100
         5.000%, 08/01/18                            1,000,000         1,075,010
   New York State, Dormitory Authority,
      Education Project, Ser D, RB
         4.000%, 03/15/16                            1,000,000         1,089,690

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST MUNICIPAL BOND FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
   New York State, Thruway Authority,
      Ser H, RB, MBIA
         4.000%, 01/01/18                      $     1,000,000   $     1,043,410
   Suffolk County, Public Improvement
      Project, Ser B, GO, MBIA
      Callable 11/01/15 @ 100
         4.375%, 11/01/18                            1,400,000         1,513,092
                                                                 ---------------
                                                                       5,823,212
                                                                 ---------------
NORTH CAROLINA -- 1.6%
   Mecklenburg County, Public
      Improvement Project, Ser A, GO
      Callable 02/01/13 @ 100
         4.000%, 02/01/14                            1,000,000         1,083,160
   Wake County, Ser B, GO
         4.500%, 02/01/10                            1,000,000         1,038,810
                                                                 ---------------
                                                                       2,121,970
                                                                 ---------------
OHIO -- 1.7%
   Ohio State, Common Schools
      Project, Ser A, GO
         5.000%, 09/15/12                            2,000,000         2,236,320
                                                                 ---------------
OKLAHOMA -- 4.0%
   Central Oklahoma, Transportation
      & Parking Authority, Parking
      System Project, RB, AMBAC
      Callable 07/01/13 @ 100
         5.000%, 07/01/16                            1,035,000         1,122,975
   Oklahoma City, Water Utilities
      Trust, Ser B, RB
      Callable 07/01/09 @ 100
         4.400%, 07/01/10                            1,000,000         1,011,540
   Oklahoma State, Ser A, GO, FGIC
         5.000%, 07/15/10                            2,000,000         2,105,140
   Tulsa County, Independent School
      District No. 9, Combined Purpose
      Project, GO
         4.000%, 04/01/11                            1,000,000         1,054,850
                                                                 ---------------
                                                                       5,294,505
                                                                 ---------------
OREGON -- 0.7%
   Oregon State, Board of Higher
      Education Project, Ser B, GO
      Callable 08/01/17 @ 100
         4.500%, 08/01/32                            1,000,000           894,780
                                                                 ---------------

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
TENNESSEE -- 3.1%
   Montgomery County, GO, FGIC
      Callable 05/01/14 @ 102
         4.750%, 05/01/16                      $     2,000,000   $     2,222,360
   Shelby County, Public Improvement
      & Schools Project, Ser A, GO, FSA
         5.000%, 03/01/11                            1,675,000         1,801,814
                                                                 ---------------
                                                                       4,024,174
                                                                 ---------------
TEXAS -- 39.7%
   Alvin, Community College District,
      GO, MBIA
      Callable 02/15/15 @ 100
         4.000%, 02/15/16                              575,000           617,998
   Austin, Public Improvement Project,
      GO, FGIC
      Callable 09/01/13 @ 100
         4.250%, 09/01/17                            1,000,000         1,060,070
   Austin, Public Improvement Project,
      Ser 2005, GO, MBIA
      Callable 03/01/15 @ 100
         5.000%, 09/01/16                              500,000           573,070
   Austin, Water & Wastewater
      Authority, Ser A, RB, AMBAC
         5.000%, 11/15/19                            1,000,000         1,148,220
   Bastrop, Independent School
      District, GO
      Callable 02/15/17 @ 100
         5.250%, 02/15/32                              500,000           508,505
   Beaumont, Independent School
      District, School Building Project, GO
      Callable 02/15/17 @ 100
         5.000%, 02/15/33                              500,000           497,915
   Carrollton, Farmers Branch
      Independent School District, GO
      Callable 02/15/14 @ 100
         5.000%, 02/15/17                            1,000,000         1,110,490
   College Station, GO
      Callable 02/15/18 @ 100
         4.000%, 02/15/19                            1,000,000         1,056,670
   Cypress-Fairbanks, Independent
      School District, GO(B)
      Callable 08/15/10 @ 100
         5.000%, 02/15/19                              750,000           778,958
   Dallas County, GO
         5.000%, 08/15/12                            1,000,000         1,116,980
   Dallas, Area Rapid Transit,
      Ser Senior Lien, RB, FGIC
      Callable 12/01/12 @ 100
         5.000%, 12/01/14                            1,000,000         1,104,470

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST MUNICIPAL BOND FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
   Dallas, GO
      Callable 02/15/18 @ 200
         5.000%, 02/15/25                      $     1,000,000   $     1,027,780
         4.500%, 02/15/16                            1,000,000         1,079,410
   Denton, GO, AMBAC
         4.500%, 02/15/13                              805,000           888,140
   El Paso, GO
      Callable 08/15/19 @ 100
         5.500%, 08/15/34                            1,000,000           995,900
   El Paso, Water & Sewer
      Authority, RB, MBIA
         5.000%, 03/01/11                            1,000,000         1,072,080
   Forney, Independent School
      District, GO
      Callable 08/15/17 @ 100
         5.000%, 08/15/38                            1,000,000           984,810
   Fort Bend, GO, MBIA
      Callable 03/01/17 @ 100
         4.750%, 03/01/31                              500,000           463,530
   Fort Worth, Water & Sewer
      Authority, RB
      Callable 02/15/10 @ 100
         5.000%, 02/15/11                            1,000,000         1,034,820
   Frisco, Independent School District,
      School Building Project, Ser A, GO
      Callable 08/15/17 @ 100
         5.000%, 08/15/27                              500,000           509,730
   Galveston, Criminal Justice Authority,
      Ser A, GO, AMBAC(A)
      Pre-Refunded @ 100
         5.250%, 02/01/13                            1,000,000         1,122,860
   Grand Prairie, Independent School
      District, Ser A, GO
      Callable 02/15/17 @ 100
         5.000%, 02/15/32                            1,000,000           987,860
   Hidalgo County, GO, AMBAC(A)
      Pre-Refunded @ 100
         5.150%, 08/15/10                            2,070,000         2,175,818
   Hurst, Waterworks and Sewer
      Authority, GO
      Callable 08/15/18 @ 100
         5.000%, 08/15/36                            1,000,000           947,100
   Irving, Hotel Occupancy Project, GO
      Callable 02/15/19 @ 100
         5.000%, 08/15/39                            1,000,000           965,100
   Irving, Independent School District,
      School Building Project, GO
      Callable 02/15/17 @ 100
         5.000%, 02/15/28                              500,000           507,925
   La Vernia, Higher Education Finance
      Authority, Southwest Winners
      Foundation, Ser A, RB, ACA
      Callable 02/15/15 @ 100
         5.000%, 02/15/31                              250,000           151,115

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
   Lower Colorado, River Authority,
      RB, AMBAC
      Callable 05/15/11 @ 100
         5.000%, 05/15/17                      $     1,000,000   $     1,043,050
   Lubbock, GO, MBIA
      Callable 02/15/14 @ 100
         5.000%, 02/15/16                            1,000,000         1,114,980
   Lubbock, Waterworks Authority,
      Waterworks System Surplus
      Project, GO, FSA
         5.000%, 02/15/13                            1,000,000         1,120,560
   Mansfield, Waterworks & Sewer
      Authority, GO, MBIA
      Callable 02/15/12 @ 100
         4.300%, 02/15/19                              125,000           128,249
   North Texas, Tollway Authority, RB
      Callable 01/01/18 @ 100
         5.750%, 01/01/33                            1,000,000           886,540
   Nueces County, GO, AMBAC
      Callable 02/15/14 @ 100
         5.000%, 02/15/15                            1,000,000         1,123,010
   Pharr/San Juan/Alamo, Independent
      School District Texas, GO
      Callable 02/01/18 @ 100
         5.000%, 02/01/33                            1,000,000           988,970
   Plano, GO
         5.000%, 09/01/10                            1,505,000         1,595,405
   Plano, Independent School
      District, GO
      Callable 08/15/10 @ 100
         4.875%, 02/15/11                            1,000,000         1,051,340
   Plano, Refunding & Improvement
      Project, GO
      Callable 09/01/15 @ 100
         4.100%, 09/01/19                            1,000,000         1,046,920
   Pleasant Grove, Independent
      School District, GO
      Callable 02/15/17 @ 100
         5.250%, 02/15/32                            1,000,000         1,017,010
   Red River, Educational Finance
      Authority, Hockaday School
      Project, RB
      Callable 05/15/15 @ 100
         4.000%, 05/15/16                            1,000,000         1,048,060
   Round Rock, Independent School
      District, School Building Project, GO
      Callable 08/01/18 @ 100
         5.000%, 08/01/28                            1,000,000           986,520
   Royal, Independent School District,
      School Building Project, GO
      Callable 02/15/17 @ 100
         4.500%, 02/15/28                              400,000           377,500
   San Antonio, Electric & Gas
      Authority, RB
      Callable 02/01/15 @ 100
         5.000%, 02/01/18                            1,000,000         1,099,150

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST MUNICIPAL BOND FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
   San Antonio, Hotel Occupancy
      Project, RB, FSA
      Callable 08/15/13 @ 100
         4.500%, 08/15/24                      $     1,000,000   $       945,670
   San Antonio, Water Systems
      Authority, RB
      Callable 11/15/18 @ 100
         5.375%, 05/15/39                              500,000           500,900
   San Benito, Consolidated Independent
      School District, GO
      Callable 02/15/18 @ 100
         5.000%, 02/15/33                            1,000,000           988,950
   San Marcos, Tax & Toll Authority,
      GO, FSA
      Callable 08/15/17 @ 100
         5.125%, 08/15/28                              500,000           509,155
   Spring Branch, Independent
      School District, GO
      Callable 02/01/17 @ 100
         5.250%, 02/01/38                            1,000,000         1,009,740
   Spring, Independent School
      District, GO
      Callable 02/15/14 @ 100
         5.000%, 02/15/17                            1,000,000         1,103,050
   Spring, Independent School District,
      Schoolhouse Project, GO, FGIC
      Callable 08/15/14 @ 100
         4.000%, 08/15/15                            1,400,000         1,495,886
   Tyler, Independent School District,
      GO
      Callable 02/15/18 @ 100
         5.000%, 02/15/27                              500,000           498,225
   University of North Texas, Financing
      System Project, RB
      Callable 04/15/18 @ 100
         5.000%, 04/15/28                              500,000           489,690
   Waller, Independent School District,
      School Building Project, GO
      Callable 02/15/18 @ 100
         5.500%, 02/15/33                            1,000,000         1,041,120
   Webster, Economic Development
      Sales Tax Authority, Refunding &
      Improvement Project, RB, FSA
         4.125%, 09/15/13                            1,075,000         1,186,166
   West Harris County, Regional
      Water Authority, RB, AMBAC
         4.500%, 12/15/13                            1,315,000         1,473,102
   Wylie, GO
      Callable 02/15/18 @ 100
         5.000%, 02/15/28                            1,000,000           971,290
   Ysleta, Independent School District,
      School Building Project, GO
         5.000%, 08/15/14                            1,000,000         1,153,490
                                                                 ---------------
                                                                      52,481,022
                                                                 ---------------

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
UTAH -- 5.0%
   Jordan, School District, Ser A, GO
      Callable 12/15/13 @ 100
         4.000%, 06/15/16                      $     1,000,000   $     1,072,540
   Salt Lake City, School District, GO
      Callable 03/01/15 @ 100
         4.000%, 03/01/17                            1,000,000         1,078,770
   Utah State, Building Ownership
      Authority, State Facilities Master
      Lease Program, Ser A, RB
      Callable 05/15/14 @ 100
         5.000%, 05/15/18                            1,000,000         1,068,710
   Utah State, Ser B, GO(A)
      Pre-Refunded @ 100
         4.500%, 07/01/09                            2,000,000         2,033,240
   Washington County, School
      District, GO
         4.000%, 03/01/14                            1,225,000         1,347,635
                                                                 ---------------
                                                                       6,600,895
                                                                 ---------------
VERMONT -- 0.8%
   Vermont State, Ser A, GO
      Callable 08/01/12 @ 100
         4.250%, 08/01/16                            1,000,000         1,062,300
                                                                 ---------------
VIRGINIA -- 1.9%
   Alexandria, Ser B, GO
         4.000%, 06/15/14                            1,000,000         1,113,070
   Fairfax County, GO(A)
      Pre-Refunded @ 101
         4.125%, 06/01/10                            1,270,000         1,338,618
                                                                 ---------------
                                                                       2,451,688
                                                                 ---------------
WASHINGTON -- 3.3%
   King County, Renton School
      District No. 403, GO, FSA
      Callable 12/01/13 @ 100
         4.125%, 12/01/16                            1,000,000         1,065,900
   King County, Sewer Authority,
      Ser B, RB, MBIA
      Callable 01/01/14 @ 100
         5.000%, 01/01/15                            1,090,000         1,224,223
   Washington State, Ser R-03-A,
      GO, MBIA
      Callable 01/01/12 @ 100
         4.500%, 01/01/13                            1,000,000         1,075,860
   Washington State, Ser R-C,
      GO, MBIA
      Callable 01/01/14 @ 100
         4.500%, 01/01/17                            1,000,000         1,081,730
                                                                 ---------------
                                                                       4,447,713
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST MUNICIPAL BOND FUND
                                                    JANUARY 31, 2009 (UNAUDITED)

Description                                 Face Amount/Shares        Value
-----------                                 ------------------   ---------------
WISCONSIN -- 1.6%
   Wisconsin State, Ser 2, GO, MBIA
      Callable 05/01/14 @ 100
         5.000%, 05/01/17                      $     1,000,000   $     1,106,010
   Wisconsin State, Ser B, GO,
      AMBAC(A)
      Pre-Refunded @ 100
         5.000%, 05/01/16                            1,000,000         1,072,710
                                                                 ---------------
                                                                       2,178,720
                                                                 ---------------
   TOTAL MUNICIPAL BONDS
      (Cost $125,398,718)                                            130,325,241
                                                                 ---------------
CASH EQUIVALENT -- 1.9%
   AIM Tax Free Income Fund, 0.230%*                 2,448,109         2,448,109
                                                                 ---------------
   TOTAL CASH EQUIVALENT
      (Cost $2,448,109)                                                2,448,109
                                                                 ---------------
   TOTAL INVESTMENTS -- 100.8%
      (Cost $127,846,827)                                        $   132,773,350
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $131,656,108.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

(A)  PRE-REFUNDED SECURITIES -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED
     DATE.

(B) FLOATING RATE INSTRUMENT. THE RATE REFLECTED IS THE RATE IN EFFECT ON JANUARY 31, 2009.

ACA -- AMERICAN CAPITAL ACCESS
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA -- FINANCIAL SECURITY ASSISTANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSOCIATION
RB -- REVENUE BOND
SER -- SERIES

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II        FROST LOW DURATION MUNICIPAL BOND FUND
                                          JANUARY 31, 2009 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  (BAR CHART)

General Obligations      35.1%
Education                33.7%
Transportation            7.8%
Cash Equivalent           6.5%
Utilities                 6.5%
General Revenue           3.6%
Health Care               2.8%
Equipment                 1.9%
Industrial Development    1.3%
Power                     0.8%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
MUNICIPAL BONDS -- 92.6%
ALABAMA -- 1.7%
   Jefferson County, Capital
      Improvement & Refunding Project,
      Ser A, GO, MBIA
         5.000%, 04/01/10                      $       955,000   $       942,079
                                                                 ---------------
ALASKA -- 2.0%
   Juneau City & Borough, Ser A,
      GO, FSA
         4.000%, 06/01/12                            1,000,000         1,071,350
                                                                 ---------------
ARIZONA -- 2.9%
   Arizona State Board of Regents,
      Ser B, RB
         4.000%, 06/01/09                              500,000           505,145
   Maricopa County, School District
      No. 69-Paradise Valley,
      Ser D, GO, FGIC
         7.625%, 07/01/10                            1,000,000         1,087,670
                                                                 ---------------
                                                                       1,592,815
                                                                 ---------------
ARKANSAS -- 2.0%
   Arkansas State, GO
      Callable 08/01/12 @ 100
         5.000%, 08/01/13                            1,000,000         1,110,690
                                                                 ---------------
DELAWARE -- 1.1%
   Delaware State, Ser A, GO
         4.500%, 08/01/09                              575,000           586,224
                                                                 ---------------
FLORIDA -- 0.6%
   Florida State, Hurricane Catastrophe
      Authority, Ser A, RB
         4.000%, 07/01/10                              325,000           332,563
                                                                 ---------------

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
GEORGIA -- 1.0%
   Georgia State, Ser D, GO
         4.000%, 08/01/12                      $       500,000   $       544,685
                                                                 ---------------
HAWAII -- 0.6%
   Honolulu City & County, Water
      Authority, Ser B, RB, MBIA
         4.000%, 07/01/12                              305,000           329,077
                                                                 ---------------
ILLINOIS -- 0.2%
   Cook County, School District No. 85,
      GO, MBIA
      Callable 03/09/09 @ 100
         4.800%, 12/01/11                              125,000           125,067
                                                                 ---------------
INDIANA -- 0.2%
   Mount Vernon of Posey County,
      RB, AMBAC
         4.000%, 01/15/13                              100,000           108,266
                                                                 ---------------
IOWA -- 2.8%
   Des Moines, Ser D, GO
         3.250%, 06/01/13                              500,000           532,825
   Linn-Mar Community School
      District, RB
         5.000%, 07/01/09                              950,000           966,426
                                                                 ---------------
                                                                       1,499,251
                                                                 ---------------
MAINE -- 0.8%
   Maine State, GO
         5.000%, 06/15/09                              430,000           436,674
                                                                 ---------------
MARYLAND -- 1.0%
   Frederick County, GO
         3.750%, 06/01/13                              500,000           542,775
                                                                 ---------------
MASSACHUSETTS -- 2.6%
   Nantucket Regional Transit
      Authority, RB
         3.500%, 06/26/09                              950,000           957,049
   Westford, GO, AMBAC
         3.000%, 06/01/09                              500,000           503,360
                                                                 ---------------
                                                                       1,460,409
                                                                 ---------------
MISSISSIPPI -- 1.8%
   Mississippi State, Lease Authority,
      Ser B, COP
         3.000%, 10/15/09                            1,000,000         1,014,410
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II        FROST LOW DURATION MUNICIPAL BOND FUND
                                          JANUARY 31, 2009 (UNAUDITED)

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
NEW JERSEY -- 1.9%
   Camden County, Improvement
      Authority, Guarantee Loan Capital
      Program, RB
         3.800%, 01/15/15                      $     1,000,000   $     1,058,920
                                                                 ---------------
NEW MEXICO -- 0.3%
   New Mexico State, Finance Authority,
      Sub Lien Public Project,
      Ser C, RB, MBIA
         4.250%, 06/15/09                              125,000           126,530
         4.250%, 06/15/10                               75,000            78,064
                                                                 ---------------
                                                                         204,594
                                                                 ---------------
NEW YORK -- 2.5%
   New York City, Ser G, GO
         5.000%, 08/01/11                            1,000,000         1,066,020
   New York State, Tollway Authority,
      Ser H, RB, MBIA
         4.000%, 01/01/11                              300,000           313,188
                                                                 ---------------
                                                                       1,379,208
                                                                 ---------------
NORTH CAROLINA -- 2.7%
   Concord, Ser B, RB, FSA (A)
         0.800%, 12/01/22                            1,000,000         1,000,000
   Mecklenburg County, Ser B, GO(A)
      Callable 03/02/09 @ 100
         0.500%, 02/01/24                              500,000           500,000
                                                                 ---------------
                                                                       1,500,000
                                                                 ---------------
OHIO -- 2.2%
   Ohio State, Highway Capital
      Improvements Authority, Ser H, GO
      Callable 05/01/12 @ 102
         5.000%, 05/01/13                            1,000,000         1,117,490
   Ohio State, Major New State
      Infrastructure Project, RB
         5.000%, 06/15/10                              100,000           105,264
                                                                 ---------------
                                                                       1,222,754
                                                                 ---------------
OKLAHOMA -- 2.0%
   Tulsa County, Independent School
      District, GO
         3.500%, 06/01/13                            1,000,000         1,070,840
                                                                 ---------------
OREGON -- 0.5%
   Oregon State, Department of
      Administrative Services, Ser B,
      COP, FSA
         4.000%, 11/01/12                              250,000           265,700
                                                                 ---------------

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
PENNSYLVANIA -- 3.7%
   Allegheny County, Port Authority,
      RB, MBIA, FGIC
      Callable 03/01/11 @ 101
         5.375%, 03/01/12                      $       935,000   $       989,286
   Commonwealth of Pennsylvania, GO
         5.000%, 07/01/09                            1,000,000         1,017,830
                                                                 ---------------
                                                                       2,007,116
                                                                 ---------------
PUERTO RICO -- 1.3%
   Government Development Bank for
      Puerto Rico, Ser Senior B, RB
         5.000%, 12/01/14                              750,000           722,348
                                                                 ---------------
SOUTH CAROLINA -- 1.0%
   Darlington County, School District,
      GO, FSA
         3.250%, 03/01/10                              500,000           509,780
   South Carolina State, Transportation
      Infrastructure Bank, Ser B, RB,
      AMBAC
         5.250%, 10/01/10                               25,000            26,297
                                                                 ---------------
                                                                         536,077
                                                                 ---------------
TEXAS -- 43.9%
   Alief, Independent School District, GO
         5.000%, 02/15/09                            1,000,000         1,000,170
   Angleton, Independent School
      District, GO
         3.750%, 02/15/14                              900,000           972,774
   Arlington, GO
         3.500%, 08/15/13                              500,000           536,370
   Bexar County, Hospital District, GO
         3.250%, 02/15/11                              420,000           432,768
   Brownsville, Independent School
      District, School Building Project, GO
         5.000%, 02/15/11                              150,000           160,992
   Brownsville, Public Improvement &
      Refunding Project, GO, FSA
         4.000%, 02/15/15                              500,000           545,840
   Cleburne, GO, FSA
         4.000%, 02/15/13                              500,000           535,525
   College Station, Independent School
      District, School Building Project, GO
         4.250%, 08/15/11                              800,000           856,696
   Cypress-Fairbanks, Independent
      School District, Schoolhouse
      Project, GO(B)
      Pre-Refunded @ 100
         6.750%, 02/15/10                              300,000           319,344

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II        FROST LOW DURATION MUNICIPAL BOND FUND
                                          JANUARY 31, 2009 (UNAUDITED)

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
   Eagle Pass, Independent School
      District, School Building Project,
      Ser A, GO
         3.500%, 08/15/09                      $       350,000   $       355,386
   El Paso, Water & Sewer Authority,
      Refunding & Improvement Project,
      RB, AMBAC
         5.000%, 03/01/11                            1,000,000         1,072,080
   Franklin, Independent School
      District, School Building Project,
      GO, XLCA
         5.000%, 02/15/09                            1,000,000         1,001,110
   Grand Prairie, Refunding &
      Improvement Project, GO, XLCA
         4.125%, 02/15/12                              250,000           267,985
   Greenville, Electric Utilities
      Systems, RB
         4.000%, 02/15/14                              420,000           445,519
   Harris County, Cultural Education
      Facilities Finance, Ser D, RB
         4.000%, 11/15/13                            1,000,000         1,039,670
   Houston, Independent School
      District, GO
         3.600%, 07/15/12                              250,000           266,442
   Houston, Utility Systems, RB (A) (C)
      Callable 02/04/09 @ 100
         0.600%, 05/15/34                            1,000,000         1,000,000
   Irving, Hospital Authority, Baylor
      Medical Center, RB
         5.000%, 07/01/09                              500,000           508,395
   Irving, Independent School District,
      School Building Project, GO
         5.000%, 02/15/12                              350,000           385,829
   Katy, Independent School District,
      School Building Project, Ser D, GO
         4.250%, 02/15/10                               75,000            77,752
   Katy, Independent School District,
      Ser C, GO
         3.300%, 02/15/15                              325,000           345,273
   La Joya, Independent School
      District, School Building Project, GO
         3.250%, 02/15/13                              560,000           593,001
   Laredo, Community College
      District, GO, AMBAC
         4.375%, 08/01/10                              100,000           103,713
   Leander, Independent School
      District, School Building Project, GO
         4.000%, 08/15/11                              250,000           266,168
   Lubbock, Wastewater Systems
      Authority, GO, FSA
         3.250%, 02/15/12                              265,000           277,243

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
   Mabank, Independent School
      District, GO
         3.500%, 08/15/09                      $       180,000   $       181,867
   McKinney, GO
         3.500%, 08/15/13                              930,000           997,648
   Mission, Consolidated Independent
      School District, GO
         3.250%, 02/15/13                            1,010,000         1,069,519
   Montgomery County, GO, FSA
         5.000%, 03/01/10                            1,000,000         1,043,320
   Northwest, Independent School
      District, GO (A)
         0.500%, 02/15/31                              385,000           385,000
   Pharr/San Juan/Alamo, Independent
      School District Texas, GO
         4.000%, 02/01/14                              500,000           547,280
   Polk County, GO, FSA
         4.000%, 08/15/12                              200,000           216,054
   Port of Port Arthur, Navigation
      District Authority, Ser A, GO
         4.000%, 03/01/13                            1,000,000         1,068,570
   Richardson, Independent School
      District, GO
         4.000%, 02/15/09                            1,000,000         1,001,100
   San Antonio, Electric & Gas
      Authority, Ser A, RB
         5.000%, 02/01/11                              100,000           106,863
   San Antonio, General Improvement
      Project, Ser 2006, GO, FGIC
         5.250%, 08/01/10                               25,000            26,260
   San Antonio, Independent School
      District, GO
         3.000%, 08/15/09                            1,045,000         1,058,324
   Spring, Independent School
      District, GO
         5.875%, 08/15/11                               25,000            27,732
   Tarrant County, Refunding &
      Improvement Project, GO
         4.000%, 07/15/09                            1,000,000         1,015,430
   Texas A&M University, Refunding
      & Financing Systems, Ser B, RB
         5.000%, 05/15/09                            1,000,000         1,011,680
   Victoria, Independent School
      District, GO
         4.000%, 02/15/10                              500,000           517,070
   Waco, Independent School District, GO
         4.000%, 08/15/13                              500,000           548,105
                                                                 ---------------
                                                                      24,187,867
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II        FROST LOW DURATION MUNICIPAL BOND FUND
                                          JANUARY 31, 2009 (UNAUDITED)

Description                                 Face Amount/Shares        Value
-----------                                 ------------------   ---------------
UTAH -- 1.9%
   Salt Lake City, School District, GO
         3.000%, 03/01/10                      $     1,000,000   $     1,024,910
                                                                 ---------------
VIRGINIA -- 1.9%
   Alexandria, Ser A, GO
         3.500%, 07/15/13                              500,000           542,415
   Norfolk, GO, MBIA
         5.000%, 06/01/09                              500,000           506,265
                                                                 ---------------
                                                                       1,048,680
                                                                 ---------------
WASHINGTON -- 1.9%
   Washington State, Motor Vehicle
      Fuel Tax Project, GO, MBIA
         4.500%, 01/01/10                            1,000,000         1,033,410
                                                                 ---------------
WISCONSIN -- 3.6%
   Wisconsin State, Ser 2, GO, MBIA
         5.000%, 05/01/10                            1,000,000         1,046,420
   Wisconsin State, Transportation
      Authority, Ser 1, RB, AMBAC
         5.500%, 07/01/11                              835,000           911,620
                                                                 ---------------
                                                                       1,958,040
                                                                 ---------------
   Total Municipal Bonds
      (Cost $49,529,783)                                              50,916,799
                                                                 ---------------
CASH EQUIVALENT -- 6.4%
   AIM Tax Free Income Fund, 0.230%*                 3,544,078         3,544,078
                                                                 ---------------
   Total Cash Equivalent
      (Cost $3,544,078)                                                3,544,078
                                                                 ---------------
   Total Investments -- 99.0%
      (Cost $53,073,861)                                         $    54,460,877
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $54,995,410.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

(A) FLOATING RATE INSTRUMENT. THE RATE REFLECTED IS THE RATE IN EFFECT ON JANUARY 31, 2009. THE DEMAND AND INTEREST RATE RESET FEATURE GIVES THIS SECURITY A SHORTER EFFECTIVE MATURITY DATE.

(B)  PRE-REFUNDED SECURITIES -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED
     DATE.

(C) SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT ISSUED BY A MAJOR BANK.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP -- CERTIFICATE OF PARTICIPATION
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA -- FINANCIAL SECURITY ASSISTANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSOCIATION
RB -- REVENUE BOND
SER -- SERIES
XLCA -- XL CAPITAL ASSURANCE

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II        FROST KEMPNER TREASURY AND INCOME FUND
                                          JANUARY 31, 2009 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  (BAR CHART)

U.S. Treasury Obligations   62.9%
Cash Equivalent             37.1%

+ Percentages are based on total investments. Includes investments held as collateral for securities on loan (see Note 8).

SCHEDULE OF INVESTMENTS

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
U.S. TREASURY OBLIGATIONS -- 63.0%
   U.S. Treasury Bonds
         8.125%, 08/15/19                      $        72,000   $       101,092
         7.500%, 11/15/16                               72,000            93,662
         7.250%, 05/15/16                               54,000            68,989
         7.125%, 02/15/23                               69,000            93,215
         6.250%, 08/15/23                              105,000           132,825
         6.000%, 02/15/26                               78,000            99,608
         5.250%, 11/15/28                               88,000           104,087
   U.S. Treasury Inflationary Protection
      Securities
         4.250%, 01/15/10                              716,058           722,997
         3.625%, 04/15/28                            2,251,725         2,596,520
         3.500%, 01/15/11                            1,527,737         1,562,588
         2.625%, 07/15/17                              791,155           826,510
         2.500%, 07/15/16                            1,432,775         1,471,281
         2.375%, 04/15/11 to 01/15/25                3,060,888         3,031,115
         2.000%, 07/15/14                              945,683           940,364
         1.875%, 07/15/13                              962,436           957,924
         1.750%, 01/15/28                              713,485           635,001
         1.625%, 01/15/15                              776,107           752,338
         1.375%, 07/15/18                            1,490,137         1,434,257
   U.S. Treasury Notes
         5.000%, 08/15/11                              106,000           116,625
         4.750%, 03/31/11                               77,000            83,322
         4.500%, 02/15/16                               77,000            87,702
         4.000%, 02/15/14 (A)                           49,000            54,417
                                                                 ---------------
   Total U.S. Treasury Obligations
      (Cost $15,822,965)                                              15,966,439
                                                                 ---------------

Description                                         Shares            Value
-----------                                    ---------------   ---------------
CASH EQUIVALENTS* -- 37.1%
   AIM Liquid Asset Money Fund,
      1.110% (B)                                         5,076   $         5,076
   BlackRock FedFund Institutional
      Money Market Fund, 0.586% (B)                     11,207            11,207
   BlackRock Liquidity Funds Treasury
      Trust Fund Portfolio, 0.113%                   9,352,117         9,352,117
   BlackRock TempFund Institutional
      Money Market Fund, 1.233% (B)                      5,076             5,076
   Dreyfus Institutional Cash Advantage
      Fund, 1.227% (B)                                   3,807             3,807
   Goldman Sachs Financial Square
      Government Fund, 0.739% (B)                       11,059            11,059
   JPMorgan Prime Money Market Fund,
      1.081% (B)                                         5,076             5,076
   JPMorgan US Government Money
      Market Fund, 0.684% (B)                           10,113            10,113
   Merrill Lynch Select Institutional Fund,
      1.358% (B)                                         6,345             6,345
                                                                 ---------------
   Total Cash Equivalents
      (Cost $9,409,876)                                                9,409,876
                                                                 ---------------
   Total Investments -- 100.1%
      (Cost $25,232,841)                                         $    25,376,315
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $25,358,027.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2009. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2009 WAS $54,417.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JANUARY 31, 2009 WAS $57,759.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II              FROST LKCM MULTI-CAP EQUITY FUND
                                                JANUARY 31, 2009 (UNAUDITED)

SECTOR WEIGHTINGS+

                                   (BAR CHART)

Health Care                                22.6%
Information Technology                     15.3%
Consumer Discretionary                     13.3%
Consumer Staples                           10.9%
Financials                                 10.3%
Energy                                      9.5%
Industrials                                 5.1%
Cash Equivalent                             5.0%
Telecommunication Services                  3.9%
Materials                                   2.6%
Utilities                                   1.5%

+ Percentages are based on total investments. Includes investments held as collateral for securities on loan (see Note 8).

SCHEDULE OF INVESTMENTS

Description                                         Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK -- 99.8%
CONSUMER DISCRETIONARY -- 13.9%
   CBS, Cl B                                            17,500   $       100,100
   Home Depot                                           15,000           322,950
   Jarden*                                              12,500           130,375
   Kohl's*                                               8,500           312,035
   PetSmart                                              7,500           140,775
   Time Warner                                          17,500           163,275
                                                                 ---------------
                                                                       1,169,510
                                                                 ---------------
CONSUMER STAPLES -- 11.5%
   Coca-Cola                                             4,000           170,880
   Colgate-Palmolive                                     4,000           260,160
   CVS Caremark                                          8,000           215,040
   PepsiCo                                               2,500           125,575
   Procter & Gamble                                      3,500           190,750
                                                                 ---------------
                                                                         962,405
                                                                 ---------------
ENERGY -- 10.0%
   Devon Energy                                          3,000           184,800
   Exxon Mobil                                           1,500           114,720
   Range Resources                                       5,000           179,200
   Schlumberger                                          2,500           102,025
   XTO Energy                                            7,000           259,630
                                                                 ---------------
                                                                         840,375
                                                                 ---------------
FINANCIALS -- 10.8%
   Bank of New York Mellon                              12,500           321,750
   JPMorgan Chase                                       10,000           255,100

Description                                         Shares            Value
-----------                                    ---------------   ---------------
   US Bancorp                                            6,500   $        96,460
   Wells Fargo                                          12,500           236,250
                                                                 ---------------
                                                                         909,560
                                                                 ---------------
HEALTH CARE -- 23.7%
   Abbott Laboratories                                   6,000           332,640
   Alcon                                                 1,500           128,460
   Dentsply International                                8,000           215,280
   Gilead Sciences*                                      6,500           330,005
   Haemonetics*                                          5,000           295,750
   Schering-Plough                                      22,500           395,100
   Thermo Fisher Scientific* (A)                         8,200           294,626
                                                                 ---------------
                                                                       1,991,861
                                                                 ---------------
INDUSTRIALS -- 5.4%
   Baldor Electric                                      10,000           140,100
   General Electric                                      8,000            97,040
   United Technologies                                   4,500           215,955
                                                                 ---------------
                                                                         453,095
                                                                 ---------------
INFORMATION TECHNOLOGY -- 16.0%
   Apple*                                                1,400           126,182
   Brocade Communications Systems*                      15,000            57,150
   Cisco Systems*                                        5,000            74,850
   Citrix Systems*                                      15,000           315,600
   International Business Machines                       4,000           366,600
   Microsoft                                             6,000           102,600
   Nuance Communications*                               17,500           172,550
   Research In Motion*                                   2,400           132,960
                                                                 ---------------
                                                                       1,348,492
                                                                 ---------------
MATERIALS -- 2.8%
   FMC                                                   2,500           111,550
   Monsanto                                              1,600           121,696
                                                                 ---------------
                                                                         233,246
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 4.1%
   AT&T                                                 14,000           344,680
                                                                 ---------------
UTILITIES -- 1.6%
   Allegheny Energy                                      4,000           132,960
                                                                 ---------------
   Total Common Stock
      (Cost $9,563,973)                                                8,386,184
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II              FROST LKCM MULTI-CAP EQUITY FUND
                                                JANUARY 31, 2009 (UNAUDITED)

Description                                         Shares            Value
-----------                                    ---------------   ---------------
CASH EQUIVALENTS** -- 5.3%
   AIM Liquid Asset Money Fund,
      1.110% (B)                                        27,385   $        27,385
   AIM STIT-Government & Agency
      Portfolio, 0.330%                                132,361           132,361
   BlackRock FedFund Institutional
      Money Market Fund, 0.586% (B)                     60,459            60,459
   BlackRock TempFund Institutional
      Money Market Fund, 1.233% (B)                     27,384            27,384
   Dreyfus Institutional Cash
      Advantage Fund, 1.227% (B)                        20,538            20,538
   Goldman Sachs Financial Square
      Government Fund, 0.739% (B)                       59,661            59,661
   JPMorgan Prime Money Market Fund,
      1.081% (B)                                        27,384            27,384
   JPMorgan US Government
      Money Market Fund, 0.684% (B)                     54,558            54,558
   Merrill Lynch Select Institutional Fund,
      1.358% (B)                                        34,231            34,231
                                                                 ---------------
   Total Cash Equivalents
      (Cost $443,961)                                                    443,961
                                                                 ---------------
   Total Investments -- 105.1%
      (Cost $10,007,934)                                         $     8,830,145
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $8,404,927.

*    NON-INCOME PRODUCING SECURITY.

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2009. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2009 WAS $294,626.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JANUARY 31, 2009 WAS $311,600.

CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II          FROST LKCM SMALL-MID CAP EQUITY FUND
                                            JANUARY 31, 2009 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  (BAR CHART)

Information Technology       17.6%
Consumer Discretionary       17.4%
Health Care                  14.4%
Energy                       11.9%
Industrials                  11.3%
Financials                    9.7%
Materials                     6.2%
Cash Equivalent               4.8%
Consumer Staples              4.6%
Telecommunication Services    2.1%

+ Percentages are based on total investments. Includes investments held as collateral for securities on loan (see Note 8).

SCHEDULE OF INVESTMENTS

Description                                         Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK -- 96.3%
CONSUMER DISCRETIONARY -- 17.6%
   DeVry                                                 3,800   $       203,604
   Family Dollar Stores                                  9,200           255,484
   Foot Locker                                          16,300           119,968
   GameStop, Cl A*                                       5,550           137,529
   ITT Educational Services*                             2,250           275,648
   LKQ*                                                 13,650           157,657
   Morningstar* (A)                                      3,900           135,213
   Under Armour, Cl A* (A)                               6,650           123,025
                                                                 ---------------
                                                                       1,408,128
                                                                 ---------------
CONSUMER STAPLES -- 4.6%
   Hansen Natural*                                       5,100           170,850
   McCormick                                             6,200           198,648
                                                                 ---------------
                                                                         369,498
                                                                 ---------------
ENERGY -- 12.0%
   Cabot Oil & Gas                                       5,100           140,199
   Consol Energy                                         6,450           175,827
   Core Laboratories                                     1,900           127,661
   Denbury Resources*                                   12,700           155,448
   EXCO Resources*                                      17,200           174,408
   Range Resources                                       5,200           186,368
                                                                 ---------------
                                                                         959,911
                                                                 ---------------
FINANCIALS -- 9.8%
   First Horizon National                               14,969           142,505
   HCC Insurance Holdings                                6,400           149,824
   Lazard, Cl A                                          5,900           156,350

Description                                         Shares            Value
-----------                                    ---------------   ---------------
   Potlatch+++                                           5,400   $       136,026
   Prosperity Bancshares (A)                             4,800           129,840
   Zions Bancorporation                                  4,700            70,124
                                                                 ---------------
                                                                         784,669
                                                                 ---------------
HEALTH CARE -- 14.6%
   Charles River Laboratories International*             6,500           158,665
   Covance*                                              3,700           142,820
   Dentsply International                                6,850           184,334
   Endo Pharmaceuticals Holdings*                        6,300           141,561
   Haemonetics*                                          4,050           239,557
   Immucor*                                              4,450           123,309
   Techne                                                2,950           176,912
                                                                 ---------------
                                                                       1,167,158
                                                                 ---------------
INDUSTRIALS -- 11.5%
   Ametek                                                5,700           182,172
   Bucyrus International, Cl A                           4,400            68,200
   Clarcor                                               4,150           125,911
   Copart*                                               6,300           151,767
   Landstar System                                       4,900           175,763
   Republic Services, Cl A                               8,250           213,345
                                                                 ---------------
                                                                         917,158
                                                                 ---------------
INFORMATION TECHNOLOGY -- 17.8%
   Brocade Communications Systems*                      35,050           133,541
   F5 Networks*                                          6,750           149,648
   Harris                                                4,350           188,311
   Itron*                                                2,450           159,985
   Mantech International, Cl A*                          3,650           195,749
   National Instruments                                  6,900           148,143
   Nuance Communications*                               19,500           192,270
   TIBCO Software*                                      25,000           133,750
   Trimble Navigation*                                   8,450           125,229
                                                                 ---------------
                                                                       1,426,626
                                                                 ---------------
MATERIALS -- 6.3%
   Airgas                                                4,350           153,599
   FMC                                                   4,300           191,866
   Sonoco Products                                       6,850           157,070
                                                                 ---------------
                                                                         502,535
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II          FROST LKCM SMALL-MID CAP EQUITY FUND
                                            JANUARY 31, 2009 (UNAUDITED)

Description                                         Shares            Value
-----------                                    ---------------   ---------------
TELECOMMUNICATION SERVICES -- 2.1%
   SBA Communications, Cl A*                             8,500   $       169,150
                                                                 ---------------
   Total Common Stock
      (Cost $10,711,741)                                               7,704,833
                                                                 ---------------
CASH EQUIVALENTS** -- 4.8%
   AIM Liquid Asset Money Fund,
      1.110% (B)                                        20,477            20,477
   AIM STIT-Government &
      Agency Portfolio, 0.330%                         153,048           153,048
   BlackRock FedFund Institutional
      Money Market Fund, 0.586% (B)                     45,208            45,208
   BlackRock TempFund Institutional
      Money Market Fund, 1.233% (B)                     20,477            20,477
   Dreyfus Institutional Cash
      Advantage Fund, 1.227% (B)                        15,358            15,358
   Goldman Sachs Financial Square
      Government Fund, 0.739% (B)                       44,611            44,611
   JPMorgan Prime Money
      Market Fund, 1.081% (B)                           20,477            20,477
   JPMorgan US Government
      Money Market Fund, 0.684% (B)                     40,796            40,796
   Merrill Lynch Select
      Institutional Fund, 1.358% (B)                    25,596            25,596
                                                                 ---------------
   Total Cash Equivalents
      (Cost $386,048)                                                    386,048
                                                                 ---------------
   Total Investments -- 101.1%
      (Cost $11,097,789)                                         $     8,090,881
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $8,005,564.

*    NON-INCOME PRODUCING SECURITY.

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

+++  REAL ESTATE INVESTMENT TRUST

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2009. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2009 WAS $222,353.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JANUARY 31, 2009 WAS $233,000.

CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      This page intentionally left blank.

THE ADVISORS' INNER CIRCLE FUND II                  FROST FUNDS
                                                    JANUARY 31, 2009 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                                        KEMPNER
                                                          CORE          DIVIDEND                       MULTI-CAP
                                                         GROWTH          VALUE         STRATEGIC       DEEP VALUE
                                                         EQUITY          EQUITY         BALANCED         EQUITY
                                                          FUND            FUND            FUND            FUND
                                                     -------------   -------------   -------------   -------------
ASSETS:
   Cost of Investments ...........................   $ 204,159,041   $ 178,718,272   $  26,595,870   $ 198,995,924
                                                     -------------   -------------   -------------   -------------
   Investments at Value ..........................   $ 171,583,405*  $ 134,490,334*  $  19,206,750*  $ 118,230,285*
   Cash ..........................................          45,046          55,270              --              --
   Receivable for Investment Securities Sold .....       6,682,920              --              --              --
   Dividends and Interest Receivable .............         224,332         393,956          30,541         343,470
   Receivable for Capital Shares Sold ............          25,591           7,578             203          17,575
   Deferred Offering Costs .......................          20,160          13,805             353          16,246
   Foreign Tax Reclaim Receivable ................          10,018          14,825              --              --
   Prepaid Expenses ..............................           3,764           3,332           3,393           4,045
                                                     -------------   -------------   -------------   -------------
      TOTAL ASSETS ...............................     178,595,236     134,979,100      19,241,240     118,611,621
                                                     -------------   -------------   -------------   -------------
LIABILITIES:
   Collateral Held for Securities on Loan ........       1,225,848         715,000         249,600       2,959,358
   Payable for Capital Shares Redeemed ...........          11,304          14,135         128,609           2,164
   Payable for Investment Securities Purchased ...              --       2,775,423              --              --
   Income Distribution Payable ...................              --         250,391          67,134         258,094
   Payable Due to Investment Advisor .............         100,430          75,989          10,910          62,808
   Payable Due to Administrator ..................          15,450          11,691           1,678          10,645
   Payable Due to Distributor ....................           7,651           2,732           1,141           5,002
   Chief Compliance Officer Fees Payable .........           1,826           1,287             326           1,255
   Payable Due to Trustees .......................             552             549             278             248
   Other Accrued Expenses ........................          27,842          25,637          22,558          25,720
                                                     -------------   -------------   -------------   -------------
      TOTAL LIABILITIES ..........................       1,390,903       3,872,834         482,234       3,325,294
                                                     -------------   -------------   -------------   -------------
   NET ASSETS ....................................   $ 177,204,333   $ 131,106,266   $  18,759,006   $ 115,286,327
                                                     =============   =============   =============   =============
NET ASSETS:
   Paid-in Capital ...............................   $ 241,986,560   $ 186,974,010   $  28,593,728   $ 200,607,930
   Undistributed (Distributions in Excess of) Net
      Investment Income ..........................         148,941          (2,769)          1,361         (81,025)
   Accumulated Net Realized Loss on Investments ..     (32,355,532)    (11,637,037)     (2,446,963)     (4,474,939)
   Net Unrealized Depreciation on Investments ....     (32,575,636)    (44,227,938)     (7,389,120)    (80,765,639)
                                                     -------------   -------------   -------------   -------------
   NET ASSETS ....................................   $ 177,204,333   $ 131,106,266   $  18,759,006   $ 115,286,327
                                                     =============   =============   =============   =============
INSTITUTIONAL CLASS SHARES:
   Net Assets ....................................   $ 142,503,925   $ 118,622,893   $  13,596,609   $  94,168,780
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) ..      23,086,831      19,207,008       1,837,148      16,395,596
   NET ASSET VALUE, Offering and Redemption
      Price Per Share ............................   $        6.17   $        6.18   $        7.40   $        5.74
                                                     =============   =============   =============   =============
CLASS A SHARES:
   Net Assets ....................................   $  34,700,408   $  12,483,373   $   5,162,397   $  21,117,547
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) ..       5,625,023       2,021,803         697,599       3,676,880
   NET ASSET VALUE, Redemption Price Per Share ...   $        6.17   $        6.17   $        7.40   $        5.74
                                                     =============   =============   =============   =============
   Maximum Offering Price Per Share -- Class A ...   $        6.55   $        6.55   $        7.85   $        6.09
                                                     =============   =============   =============   =============
                                                     ($6.17/94.25%)  ($6.17/94.25%)  ($7.40/94.25%)  ($5.74/94.25%)
   *Includes Market Value of Securities on Loan ..   $   1,181,843   $     672,100   $     242,984   $   2,825,223

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST FUNDS
                                                    JANUARY 31, 2009 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

                                                        HOOVER
                                                         SMALL-                           LOW            TOTAL
                                                        MID CAP      INTERNATIONAL      DURATION         RETURN
                                                         EQUITY          EQUITY           BOND            BOND
                                                          FUND            FUND            FUND            FUND
                                                     -------------   -------------   -------------   -------------
ASSETS:
   Cost of Investments ...........................   $  73,369,720   $ 208,307,956   $ 146,238,977   $ 253,236,380
                                                     -------------   -------------   -------------   -------------
   Investments at Value ..........................   $  70,486,286*  $ 144,290,502   $ 144,426,664*  $ 236,129,511*
   Receivable for Investment Securities Sold .....       1,095,409              --              --       5,350,804
   Dividends and Interest Receivable .............          21,972          62,404       1,197,511       2,207,810
   Receivable for Capital Shares Sold ............          50,137          10,663          55,892          30,926
   Deferred Offering Costs .......................           6,019          23,234          10,327          17,828
   Foreign Tax Reclaim Receivable ................              --          87,352              --              --
   Unrealized Gain on Forward Foreign Currency
      Contracts ..................................              --         714,033              --              --
   Prepaid Expenses ..............................           2,932           3,727           3,165           4,035
                                                     -------------   -------------   -------------   -------------
      TOTAL ASSETS ...............................      71,662,755     145,191,915     145,693,559     243,740,914
                                                     -------------   -------------   -------------   -------------
LIABILITIES:
   Collateral Held for Securities on Loan ........         817,800              --       7,294,375       8,893,125
   Payable for Capital Shares Redeemed ...........           1,916           6,866          72,099          26,939
   Payable for Investment Securities Purchased ...       1,379,907       3,073,142              --       2,660,806
   Income Distribution Payable ...................              --              --         343,542         828,058
   Overdraft of Foreign Currency, at Value+ ......              --         336,296              --              --
   Unrealized Loss on Forward Foreign Currency
      Contacts ...................................              --         432,328              --              --
   Payable Due to Investment Advisor .............          61,131         120,488          34,857          78,701
   Payable Due to Administrator ..................           6,113          12,683          11,619          19,675
   Payable Due to Distributor ....................           3,391           5,605           5,366          10,083
   Chief Compliance Officer Fees Payable .........             753           1,522           1,436           2,414
   Payable Due to Trustees .......................             350              19             910           1,452
   Other Accrued Expenses ........................          23,749          82,733          26,949          32,958
                                                     -------------   -------------   -------------   -------------
      TOTAL LIABILITIES ..........................       2,295,110       4,071,682       7,791,153      12,554,211
                                                     -------------   -------------   -------------   -------------
   NET ASSETS ....................................   $  69,367,645   $ 141,120,233   $ 137,902,406   $ 231,186,703
                                                     =============   =============   =============   =============
NET ASSETS:
   Paid-in Capital ...............................   $ 106,460,313   $ 226,118,401   $ 140,120,312   $ 246,291,385
   Undistributed (Distributions in Excess of)
      Net Investment Income
      (Accumulated Net Investment Loss) ..........         (32,760)       (703,587)         18,050          96,749
   Accumulated Net Realized Gain (Loss) on
      Investments ................................     (34,176,474)    (20,528,661)       (423,643)      1,905,438
   Net Unrealized Depreciation on Investments ....      (2,883,434)    (64,017,454)     (1,812,313)    (17,106,869)
   Net Unrealized Appreciation on Forward
      Foreign Currency Contracts, Foreign
      Currencies and Translation of Other Assets
      & Liabilities Denominated in Foreign
      Currencies .................................              --         251,534              --              --
                                                     -------------   -------------   -------------   -------------
   NET ASSETS ....................................   $  69,367,645   $ 141,120,233   $ 137,902,406   $ 231,186,703
                                                     =============   =============   =============   =============
INSTITUTIONAL CLASS SHARES:
   Net Assets ....................................   $  54,079,093   $ 117,169,951   $ 112,593,389   $ 183,935,481
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) ..       9,389,273      21,672,628      11,428,003      19,309,214
   NET ASSET VALUE, Offering and Redemption
      Price Per Share++ ..........................   $        5.76   $        5.41   $        9.85   $        9.53
                                                     =============   =============   =============   =============
CLASS A SHARES:
   Net Assets ....................................   $  15,288,552   $  23,950,282   $  25,309,017   $  47,251,222
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) ..       2,659,108       4,429,008       2,569,023       4,960,533
   NET ASSET VALUE, Redemption Price Per Share ...   $        5.75   $        5.41   $        9.85   $        9.53
                                                     =============   =============   =============   =============
   Maximum Offering Price Per Share -- Class A ...   $        6.10   $        5.74   $       10.15   $        9.98
                                                     =============   =============   =============   =============
                                                     ($5.75/94.25%)  ($5.41/94.25%)  ($9.85/97.00%)  ($9.53/95.50%)
   *Includes Market Value of Securities on Loan ..   $     777,340   $          --   $   7,066,090   $   8,514,654

+ PROCEEDS FROM OVERDRAFT OF FOREIGN CURRENCY FOR THE INTERNATIONAL EQUITY FUND WAS $(336,296).

++ THE INTERNATIONAL EQUITY FUND HAS REDEMPTION FEES. SEE NOTE 2 IN NOTES TO FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST FUNDS
                                                    JANUARY 31, 2009 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                               LOW          KEMPNER                      LKCM
                                                                            DURATION        TREASURY       LKCM          SMALL-
                                                           MUNICIPAL        MUNICIPAL         AND        MULTI-CAP      MID CAP
                                                              BOND             BOND          INCOME       EQUITY        EQUITY
                                                              FUND             FUND           FUND          FUND         FUND
                                                         -------------    -------------   -----------   -----------   -----------
ASSETS:
   Cost of Investments ...............................   $ 127,846,827    $  53,073,861   $25,232,841   $10,007,934   $11,097,789
                                                         -------------    -------------   -----------   -----------   -----------
   Investments at Value ..............................   $ 132,773,350    $  54,460,877   $25,376,315*  $ 8,830,145*  $ 8,090,881*
   Cash ..............................................              --               --            --         3,801            --
   Receivable for Investment Securities Sold .........              --               --            --       509,239       162,768
   Dividends and Interest Receivable .................       1,810,591          688,529        67,821        15,871           975
   Receivable for Capital Shares Sold ................              --               --            --           632            --
   Deferred Offering Costs ...........................          11,219            4,247         2,094         1,749         1,065
   Foreign Tax Reclaim Receivable ....................              --               --            --            --            19
   Prepaid Expenses ..................................           2,880            2,586           548           692         5,866
                                                         -------------    -------------   -----------   -----------   -----------
      TOTAL ASSETS ...................................     134,598,040       55,156,239    25,446,778     9,362,129     8,261,574
                                                         -------------    -------------   -----------   -----------   -----------
LIABILITIES:
   Collateral Held for Securities on Loan ............              --               --        57,759       311,600       233,000
   Payable for Capital Shares Redeemed ...............          44,234           29,611            --            --            --
   Payable for Investment Securities Purchased .......       2,464,390               --            --       623,055            --
   Income Distribution Payable .......................         341,902           84,567            --            --            --
   Payable Due to Investment Advisor .................          44,537           13,951         7,642         5,531         5,998
   Payable Due to Administrator ......................          11,134            4,650         2,183           737           740
   Payable Due to Distributor ........................              35               34            --            --            --
   Chief Compliance Officer Fees Payable .............           1,216              520           202            99           101
   Payable Due to Trustees ...........................             677              308           100            --            14
   Other Accrued Expenses ............................          33,807           27,188        20,865        16,180        16,157
                                                         -------------    -------------   -----------   -----------   -----------
      TOTAL LIABILITIES ..............................       2,941,932          160,829        88,751       957,202       256,010
                                                         -------------    -------------   -----------   -----------   -----------
   NET ASSETS ........................................   $ 131,656,108    $  54,995,410   $25,358,027   $ 8,404,927   $ 8,005,564
                                                         =============    =============   ===========   ===========   ===========
NET ASSETS:
   Paid-in Capital ...................................   $ 126,791,425    $  53,605,213   $25,085,537   $11,509,614   $14,225,928
   Undistributed (Distributions in Excess of)
      Net Investment Income (Accumulated
      Net Investment Loss) ...........................          11,589            3,150      (309,910)       53,101       (19,408)
   Accumulated Net Realized Gain (Loss)
      on Investments .................................         (73,429)              31       438,926    (1,979,999)   (3,194,048)
   Net Unrealized Appreciation (Depreciation)
      on Investments .................................       4,926,523        1,387,016       143,474    (1,177,789)   (3,006,908)
                                                         -------------    -------------   -----------   -----------   -----------
   NET ASSETS ........................................   $ 131,656,108    $  54,995,410   $25,358,027   $ 8,404,927   $ 8,005,564
                                                         =============    =============   ===========   ===========   ===========
INSTITUTIONAL CLASS SHARES:
   Net Assets ........................................   $ 131,091,934    $  54,453,788   $25,358,027   $ 8,404,927   $ 8,005,564
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) ......      12,795,330        5,332,857     2,572,176     1,507,950     1,305,097
   NET ASSET VALUE, Offering and Redemption
      Price Per Share ................................   $       10.25    $       10.21   $      9.86   $      5.57   $      6.13
                                                         =============    =============   ===========   ===========   ===========
CLASS A SHARES:
   Net Assets ........................................   $     564,174    $     541,622   $        --   $        --   $        --
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) ......          55,077           53,045            --            --            --
   NET ASSET VALUE, Redemption Price Per Share .......   $       10.24    $       10.21   $        --   $        --   $        --
                                                         =============    =============   ===========   ===========   ===========
   Maximum Offering Price Per Share -- Class A .......   $       10.72    $       10.50   $        --   $        --   $        --
                                                         =============    =============   ===========   ===========   ===========
                                                         ($10.24/95.50%)  ($10.21/97.25%)
   *Includes Market Value of Securities on Loan ......   $          --    $          --   $    54,417   $   294,626   $   222,353

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST FUNDS
                                                    FOR THE SIX MONTHS ENDED
                                                    JANUARY 31, 2009 (UNAUDITED)

STATEMENTS OF OPERATIONS

                                                                                                        KEMPNER
                                                              CORE         DIVIDEND                    MULTI-CAP
                                                             GROWTH         VALUE        STRATEGIC     DEEP VALUE
                                                             EQUITY         EQUITY        BALANCED       EQUITY
                                                              FUND           FUND           FUND          FUND
                                                          ------------   ------------   -----------   ------------
INTEREST INCOME:
   Dividend Income ....................................   $  1,430,468   $  2,759,567   $   744,172   $  2,962,615
   Security Lending Income ............................          8,776         16,543         2,979         42,403
   Foreign Taxes Withheld .............................           (946)       (22,250)           --        (24,198)
                                                          ------------   ------------   -----------   ------------
   TOTAL INVESTMENT INCOME ............................      1,438,298      2,753,860       747,151      2,980,820
                                                          ------------   ------------   -----------   ------------
EXPENSES:
   Investment Advisory Fees ...........................        828,829        582,269        86,179        447,031
   Administration Fees ................................        103,602         72,783        12,225         75,767
   Distribution Fees -- Class A .......................         46,207         15,080         7,282         34,654
   Trustees' Fees .....................................          6,128          4,276           587          4,487
   Chief Compliance Officer Fees ......................          2,654          1,925           274          1,932
   Offering Costs .....................................         38,581         26,560           303         30,721
   Transfer Agent Fees ................................         30,232         28,286        24,807         28,644
   Professional Fees ..................................         18,494         15,861        10,913         16,286
   Custodian Fees .....................................          7,004          4,540           898          5,329
   Registration Fees ..................................          4,883          3,722         1,617          3,556
   Printing fees ......................................          4,781          3,410           558          3,543
   Interest expense on borrowings .....................            214             --         3,858             --
   Insurance and Other Expenses .......................          2,020          1,412         1,023          1,551
                                                          ------------   ------------   -----------   ------------
   TOTAL EXPENSES .....................................      1,093,629        760,124       150,524        653,501
      Less: Investment Advisory Fees Waived ...........       (155,407)      (109,176)       (6,467)            --
            Fees paid Indirectly ......................            (65)           (67)          (37)           (56)
                                                          ------------   ------------   -----------   ------------
   NET EXPENSES .......................................        938,157        650,881       144,020        653,445
                                                          ------------   ------------   -----------   ------------
   NET INVESTMENT INCOME ..............................        500,141      2,102,979       603,131      2,327,375
                                                          ------------   ------------   -----------   ------------
Net Realized Loss on Investments ......................    (29,359,016)   (11,581,132)     (868,212)    (4,472,973)
Net Change in Unrealized
   Depreciation on Investments ........................    (59,226,992)   (43,456,792)   (6,173,834)   (61,403,370)
                                                          ------------   ------------   -----------   ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS .......    (88,586,008)   (55,037,924)   (7,042,046)   (65,876,343)
                                                          ------------   ------------   -----------   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..   $(88,085,867)  $(52,934,945)  $(6,438,915)  $(63,548,968)
                                                          ============   ============   ===========   ============

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST FUNDS
                                                    FOR THE SIX MONTHS ENDED
                                                    JANUARY 31, 2009 (UNAUDITED)

STATEMENTS OF OPERATIONS

                                                                        HOOVER
                                                                        SMALL-                          LOW          TOTAL
                                                                        MID CAP     INTERNATIONAL     DURATION       RETURN
                                                                        EQUITY          EQUITY          BOND          BOND
                                                                         FUND            FUND           FUND          FUND
                                                                     ------------   -------------   -----------   ------------
INTEREST INCOME:
   Dividend Income ...............................................   $    446,367   $  1,475,178    $    60,638   $     94,982
   Interest Income ...............................................             --             --      3,504,999      7,083,637
   Security Lending Income .......................................         51,468         22,139         65,324         66,474
   Foreign Taxes Withheld ........................................             --       (121,029)            --             --
                                                                     ------------   ------------    -----------   ------------
   TOTAL INVESTMENT INCOME .......................................        497,835      1,376,288      3,630,961      7,245,093
                                                                     ------------   ------------    -----------   ------------
EXPENSES:
   Investment Advisory Fees ......................................        404,364        886,485        354,515        603,806
   Administration Fees ...........................................         40,436         94,306         70,902        120,759
   Distribution Fees -- Class A ..................................         22,680         38,108         32,521         60,100
   Trustees' Fees ................................................          2,294          5,798          4,099          6,927
   Chief Compliance Officer Fees .................................          1,024          2,377          1,901          3,188
   Offering Costs ................................................         11,445         44,560         19,700         34,056
   Transfer Agent Fees ...........................................         26,450         29,922         28,211         31,093
   Professional Fees .............................................         13,150         18,347         15,487         19,205
   Custodian Fees ................................................          2,534         85,517          4,481          7,502
   Registration Fees .............................................          2,929          3,658          3,444          5,701
   Printing Fees .................................................          1,892          4,308          3,414          5,742
   Interest expense on borrowings ................................            597          1,004            164            156
   Insurance and Other Expenses ..................................            899          2,245          1,979          3,958
                                                                     ------------   ------------    -----------   ------------
   TOTAL EXPENSES ................................................        530,694      1,216,635        540,818        902,193
      Less: Investment Advisory Fees Waived ......................             --             --       (141,806)      (120,759)
            Fees paid indirectly .................................            (99)           (71)           (57)           (64)
                                                                     ------------   ------------    -----------   ------------
   NET EXPENSES ..................................................        530,595      1,216,564        398,955        781,370
                                                                     ------------   ------------    -----------   ------------
   NET INVESTMENT INCOME (LOSS) ..................................        (32,760)       159,724      3,232,006      6,463,723
                                                                     ------------   ------------    -----------   ------------
Net Realized Gain (Loss) on Investments ..........................    (33,404,075)   (19,646,999)      (423,577)     1,941,019
Net Realized Gain on Foreign Currency Transactions ...............             --      4,756,850             --             --
Net Change in Unrealized Depreciation on Investments .............     (8,107,951)   (80,841,460)    (1,970,172)   (11,153,375)
Net Change in Unrealized Appreciation on
   Foreign Currencies and Translation of Other Assets &
   Liabilities Denominated in Foreign Currencies .................             --        540,664             --             --
                                                                     ------------   ------------    -----------   ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ..................    (41,512,026)   (95,190,945)    (2,393,749)    (9,212,356)
                                                                     ------------   ------------    -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..   $(41,544,786)  $(95,031,221)   $   838,257   $ (2,748,633)
                                                                     ============   ============    ===========   ============

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                  FROST FUNDS
                                                    FOR THE SIX MONTHS ENDED
                                                    JANUARY 31, 2009 (UNAUDITED)

STATEMENTS OF OPERATIONS

                                                                              LOW        KEMPNER                      LKCM
                                                                            DURATION     TREASURY       LKCM         SMALL-
                                                             MUNICIPAL     MUNICIPAL       AND       MULTI-CAP      MID CAP
                                                                BOND          BOND        INCOME       EQUITY        EQUITY
                                                                FUND          FUND         FUND         FUND          FUND
                                                            -----------   -----------   ---------   -----------   -----------
INTEREST INCOME:
   Interest Income......................................    $ 2,538,086   $   754,213   $      --   $        --   $        --
   Dividend Income......................................         28,289        45,312     260,375       136,677        58,278
   Security Lending Income..............................             --            --      22,930         1,933        12,797
   Foreign Taxes Withheld...............................             --            --          --           (48)          (65)
                                                            -----------   -----------   ---------   -----------   -----------
   TOTAL INVESTMENT INCOME..............................      2,566,375       799,525     283,305       138,562        71,010
                                                            -----------   -----------   ---------   -----------   -----------
EXPENSES:
   Investment Advisory Fees.............................        319,283       133,043      40,649        49,868        52,299
   Administration Fees..................................         63,856        26,608      11,614         6,649         5,811
   Distribution fees -- Class A.........................             37            38          --            --            --
   Trustees' Fees.......................................          3,814         1,578         664           434           355
   Chief Compliance Officer Fees........................          1,755           732         302           186           154
   Offering Costs.......................................         21,541         8,119       4,034         3,386         2,065
   Professional Fees....................................         15,108        12,160      11,002        10,731        10,582
   Transfer Agent Fees..................................         27,747        25,590      12,712        12,495        12,411
   Registration Fees....................................          3,043         1,862         505           400         3,741
   Printing Fees........................................          3,162         1,376         539           337           297
   Custodian Fees.......................................          3,962         1,695         812           480           465
   Interest expense on borrowings.......................             --            --          --           189         2,639
   Interest expense.....................................             --            --     273,628            --            --
   Insurance and Other Expenses.........................          4,206         3,040       2,290           333           314
                                                            -----------   -----------   ---------   -----------   -----------
   TOTAL EXPENSES.......................................        467,514       215,841     358,751        85,488        91,133
      Less: Investment Advisory Fees Waived.............        (63,856)      (53,217)         --            --          (662)
            Fees paid indirectly........................            (31)          (33)        (16)          (40)          (53)
                                                            -----------   -----------   ---------   -----------   -----------
   NET EXPENSES.........................................        403,627       162,591     358,735        85,448        90,418
                                                            -----------   -----------   ---------   -----------   -----------
   NET INVESTMENT INCOME (LOSS).........................      2,162,748       636,934     (75,430)       53,114       (19,408)
                                                            -----------   -----------   ---------   -----------   -----------
Net Realized Gain (Loss) on Investments.................        (72,605)           29     545,485    (1,979,920)   (2,787,626)
Net Change in Unrealized Appreciation (Depreciation)
   on Investments.......................................      3,891,499     1,124,109    (316,749)   (3,330,889)   (2,798,324)
                                                            -----------   -----------   ---------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS................................      3,818,894     1,124,138     228,736    (5,310,809)   (5,585,950)
                                                            -----------   -----------   ---------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS............................    $ 5,981,642   $ 1,761,072   $ 153,306   $(5,257,695)  $(5,605,358)
                                                            ===========   ===========   =========   ===========   ===========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                   FROST FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            CORE GROWTH EQUITY FUND
                                                                         ----------------   ------------
                                                                         SIX MONTHS ENDED   PERIOD ENDED
                                                                         JANUARY 31, 2009     JULY 31,
                                                                            (UNAUDITED)         2008*
                                                                         ----------------   ------------
OPERATIONS:
   Net Investment Income .............................................     $    500,141     $    137,078
   Net Realized Gain (Loss) on Investments ...........................      (29,359,016)      (2,996,516)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments ..................................      (59,226,992)     (13,148,227)
                                                                           ------------     ------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............      (88,085,867)     (16,007,665)
                                                                           ------------     ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income:
      Institutional Class Shares .....................................         (432,515)              --
      Class A Shares .................................................          (55,763)              --
   Realized Capital Gains:
      Institutional Class Shares .....................................               --               --
      Class A Shares .................................................               --               --
                                                                           ------------     ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .................................         (488,278)              --
                                                                           ------------     ------------
CAPITAL SHARE TRANSACTIONS:
   INSTITUTIONAL CLASS SHARES:
      Issued .........................................................       21,190,587       22,140,490
      Issued Through In-Kind Transfer(1) .............................               --      214,406,577
      In Lieu of Dividends ...........................................              166               --
      Redeemed .......................................................      (16,639,727)     (10,913,129)
                                                                           ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM INSTITUTIONAL
      CLASS SHARE TRANSACTIONS .......................................        4,551,026      225,633,938
                                                                           ------------     ------------
   CLASS A SHARES:(2)
      Issued .........................................................       15,892,012          957,904
      Issued Through In-Kind Transfer(1) .............................               --       47,330,769
      In Lieu of Dividends ...........................................           54,657               --
      Redeemed .......................................................       (6,896,030)      (5,738,133)
                                                                           ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      CLASS A SHARE TRANSACTIONS .....................................        9,050,639       42,550,540
                                                                           ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS .....................................       13,601,665      268,184,478
                                                                           ------------     ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................      (74,972,480)     252,176,813
                                                                           ------------     ------------
NET ASSETS:
   Beginning of Period ...............................................      252,176,813               --
                                                                           ------------     ------------
   End of Period .....................................................     $177,204,333     $252,176,813
                                                                           ============     ============
   Undistributed (Distributions in Excess of) Net Investment Income ..     $    148,941     $    137,078
                                                                           ============     ============
SHARE TRANSACTIONS:
   INSTITUTIONAL CLASS SHARES:
      Issued .........................................................        2,855,966        2,245,430
      Issued Through In-Kind Transfer(1) .............................               --       21,440,658
      In Lieu of Dividends ...........................................               26               --
      Redeemed .......................................................       (2,357,134)      (1,098,115)
                                                                           ------------     ------------
   TOTAL INCREASE (DECREASE) IN INSTITUTIONAL CLASS SHARES ...........          498,858       22,587,973
                                                                           ------------     ------------
   CLASS A SHARES:(2)
      Issued .........................................................        2,218,041          102,644
      Issued Through In-Kind Transfer(1) .............................               --        4,900,427
      In Lieu of Dividends ...........................................            8,745               --
      Redeemed .......................................................       (1,002,680)        (602,154)
                                                                           ------------     ------------
   TOTAL INCREASE (DECREASE) IN CLASS A SHARES .......................        1,224,106        4,400,917
                                                                           ------------     ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING .....................        1,722,964       26,988,890
                                                                           ============     ============

*    FUND COMMENCED OPERATIONS ON APRIL 25, 2008.

+    FUND COMMENCED OPERATIONS ON JUNE 30, 2008.

(1)  SEE NOTE 10 IN NOTES TO FINANCIAL STATEMENTS.

(2)  CLASS A SHARES COMMENCED OPERATIONS ON JUNE 30, 2008.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ZERO SHARES, OR HAVE BEEN ROUNDED TO $0 OR ZERO SHARES.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                   FROST FUNDS

   DIVIDEND VALUE EQUITY FUND         STRATEGIC BALANCED FUND
----------------   ------------   ----------------   ------------
SIX MONTHS ENDED   PERIOD ENDED   SIX MONTHS ENDED   PERIOD ENDED
JANUARY 31, 2009     JULY 31,     JANUARY 31, 2009     JULY 31,
  (UNAUDITED)          2008*         (UNAUDITED)         2008+
----------------   ------------   ----------------   ------------
  $  2,102,979     $  1,180,520     $    603,131      $    26,226
   (11,581,132)       3,060,512         (868,212)      (1,578,631)

   (43,456,792)     (15,629,645)      (6,173,834)         818,590
  ------------     ------------     ------------      -----------

   (52,934,945)     (11,388,613)      (6,438,915)        (733,815)
  ------------     ------------     ------------      -----------


    (1,941,950)      (1,155,501)        (444,767)         (37,733)
      (164,249)         (24,568)        (136,354)          (9,262)

    (2,837,865)              --               --               --
      (278,552)              --               --               --
  ------------     ------------     ------------      -----------
    (5,222,616)      (1,180,069)        (581,121)         (46,995)
  ------------     ------------     ------------      -----------


    37,448,745       14,391,640          672,983            5,050
            --      151,147,724               --       25,568,098
        74,841               30               --               --
   (11,702,942)      (6,949,874)      (5,674,437)      (1,008,168)
  ------------     ------------     ------------      -----------

    25,820,644      158,589,520       (5,001,454)      24,564,980
  ------------     ------------     ------------      -----------

     7,637,292          203,492          445,046          125,712
            --       11,959,982               --        7,499,336
       423,433           24,196          133,641            9,262
    (1,880,966)        (945,084)        (618,398)        (598,273)
  ------------     ------------     ------------      -----------

     6,179,759       11,242,586          (39,711)       7,036,037
  ------------     ------------     ------------      -----------

    32,000,403      169,832,106       (5,041,165)      31,601,017
  ------------     ------------     ------------      -----------
   (26,157,158)     157,263,424      (12,061,201)      30,820,207
  ------------     ------------     ------------      -----------

   157,263,424               --       30,820,207               --
  ------------     ------------     ------------      -----------
  $131,106,266     $157,263,424     $ 18,759,006      $30,820,207
  ============     ============     ============      ===========
  $     (2,769)    $        451     $      1,361      $   (20,649)
  ============     ============     ============      ===========


     4,888,536        1,495,098           75,972              518
            --       15,114,772               --        2,556,810
        11,218                3               --               --
    (1,586,009)        (716,610)        (693,011)        (103,141)
  ------------     ------------     ------------      -----------
     3,313,745       15,893,263         (617,039)       2,454,187
  ------------     ------------     ------------      -----------

     1,021,513           22,517           51,778           12,865
            --        1,283,563               --          749,934
        61,653            2,630           17,215              948
      (268,328)        (101,745)         (74,030)         (61,111)
  ------------     ------------     ------------      -----------
       814,838        1,206,965           (5,037)         702,636
  ------------     ------------     ------------      -----------
     4,128,583       17,100,228         (622,076)       3,156,823
  ============     ============     ============      ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                   FROST FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    KEMPNER MULTI-CAP
                                                                                  DEEP VALUE EQUITY FUND
                                                                             ----------------   ------------
                                                                             SIX MONTHS ENDED   PERIOD ENDED
                                                                             JANUARY 31, 2009     JULY 31,
                                                                                (UNAUDITED)         2008*
                                                                             ----------------   ------------
OPERATIONS:
   Net Investment Income (Loss) ..........................................     $  2,327,375     $    985,323
   Net Realized Gain (Loss) on Investments ...............................       (4,472,973)       2,925,572
   Net Realized Gain (Loss) on Foreign Currency Transactions .............               --               --
   Net Change in Unrealized Depreciation on Investments ..................      (61,403,370)     (18,383,665)
   Net Change in Unrealized Appreciation (Depreciation) on
      Foreign Currency Transactions ......................................               --               --
                                                                               ------------     ------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................      (63,548,968)     (14,472,770)
                                                                               ------------     ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income:
      Institutional Class Shares .........................................       (1,996,278)        (865,388)
      Class A Shares .....................................................         (412,262)        (188,730)
   Realized Capital Gains:
      Institutional Class Shares .........................................       (2,348,882)              --
      Class A Shares .....................................................         (509,721)              --
                                                                               ------------     ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .....................................       (5,267,143)      (1,054,118)
                                                                               ------------     ------------
CAPITAL SHARE TRANSACTIONS:
   INSTITUTIONAL CLASS SHARES:
      Issued .............................................................        2,896,475        6,708,582
      Issued Through In-Kind Transfer(1) .................................               --      168,144,253
      In Lieu of Dividends ...............................................            3,469                1
      Redeemed ...........................................................       (5,983,799)      (5,830,974)
                                                                               ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM INSTITUTIONAL
      CLASS SHARE TRANSACTIONS ...........................................       (3,083,855)     169,021,862
                                                                               ------------     ------------
   CLASS A SHARES:(2)
      Issued .............................................................        1,999,201          187,554
      Issued Through In-Kind Transfer(1) .................................               --       36,918,278
      In Lieu of Dividends ...............................................          911,287          188,678
      Redeemed ...........................................................       (4,276,955)      (2,236,724)
                                                                               ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      CLASS A SHARE TRANSACTIONS .........................................       (1,366,467)      35,057,786
                                                                               ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS .........................................       (4,450,322)     204,079,648
                                                                               ------------     ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...............................      (73,266,433)     188,552,760
                                                                               ------------     ------------
NET ASSETS:
   Beginning of Period ...................................................      188,552,760               --
                                                                               ------------     ------------
   End of Period .........................................................     $115,286,327     $188,552,760
                                                                               ============     ============
   Undistributed (Distributions in Excess of) Net Investment Income/
      (Accumulated Net Investment Loss) ..................................     $    (81,025)    $        140
                                                                               ============     ============
SHARE TRANSACTIONS:
   INSTITUTIONAL CLASS SHARES:
      Issued .............................................................          354,476          726,132
      Issued Through In-Kind Transfer(1) .................................               --       16,814,435
      In Lieu of Dividends ...............................................              544               --
      Redeemed ...........................................................         (872,652)        (627,339)
                                                                               ------------     ------------
   TOTAL INCREASE (DECREASE) IN INSTITUTIONAL CLASS SHARES ...............         (517,632)      16,913,228
                                                                               ------------     ------------
   CLASS A SHARES:(2)
      Issued .............................................................          278,785           20,895
      Issued Through In-Kind Transfer(1) .................................               --        4,059,764
      In Lieu of Dividends ...............................................          136,671           20,779
      Redeemed ...........................................................         (595,540)        (244,474)
                                                                               ------------     ------------
   TOTAL INCREASE (DECREASE) IN CLASS A SHARES ...........................         (180,084)       3,856,964
                                                                               ------------     ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING .........................         (697,716)      20,770,192
                                                                               ============     ============

*    FUND COMMENCED OPERATIONS ON APRIL 25, 2008.

(1)  SEE NOTE 10 IN NOTES TO FINANCIAL STATEMENTS.

(2)  CLASS A SHARES COMMENCED OPERATIONS ON JUNE 30, 2008.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                   FROST FUNDS

          HOOVER SMALL
      MID-CAP EQUITY FUND            INTERNATIONAL EQUITY FUND
----------------   ------------   ----------------   ------------
SIX MONTHS ENDED   PERIOD ENDED   SIX MONTHS ENDED   PERIOD ENDED
JANUARY 31, 2009     JULY 31,     JANUARY 31, 2009     JULY 31,
   (UNAUDITED)         2008*         (UNAUDITED)         2008*
----------------   ------------   ----------------   ------------

  $    (32,760)    $   (59,020)    $     159,724     $  1,493,368
   (33,404,075)        136,502       (19,646,999)        (881,662)
            --              --         4,756,850       (1,994,060)
    (8,107,951)     (3,179,014)      (80,841,460)     (25,813,910)

            --              --           540,664         (289,130)
  ------------     -----------     -------------     ------------
   (41,544,786)     (3,101,532)      (95,031,221)     (27,485,394)
  ------------     -----------     -------------     ------------


            --              --        (4,320,133)              --
            --              --          (799,336)              --

      (663,959)             --                --               --
      (185,922)             --                --               --
  ------------     -----------     -------------     ------------
      (849,881)             --        (5,119,469)              --
  ------------     -----------     -------------     ------------


    29,562,906       5,805,620        16,552,427       23,745,883
            --      65,011,825                --      252,872,255
        10,046              --               205               --
    (7,074,365)     (3,635,508)      (45,680,879)     (20,171,813)
  ------------     -----------     -------------     ------------

    22,498,587      67,181,937       (29,128,247)     256,446,325
  ------------     -----------     -------------     ------------

     4,647,244         776,186         4,828,036          456,766
            --      22,448,376                --       45,611,942
       180,786              --           790,648               --
    (1,429,413)     (1,439,859)       (7,550,486)      (2,698,667)
  ------------     -----------     -------------     ------------

     3,398,617      21,784,703        (1,931,802)      43,370,041
  ------------     -----------     -------------     ------------

    25,897,204      88,966,640       (31,060,049)     299,816,366
  ------------     -----------     -------------     ------------
   (16,497,463)     85,865,108      (131,210,739)     272,330,972
  ------------     -----------     -------------     ------------

    85,865,108              --       272,330,972               --
  ------------     -----------     -------------     ------------
  $ 69,367,645     $85,865,108     $ 141,120,233     $272,330,972
  ============     ===========     =============     ============

  $    (32,760)    $        --     $    (703,587)    $   (500,692)
  ============     ===========     =============     ============


     3,682,956         587,057         2,418,112        2,469,631
            --       6,501,182                --       25,287,226
         1,639              --                35               --
    (1,017,719)       (365,842)       (6,317,241)      (2,185,135)
  ------------     -----------     -------------     ------------
     2,666,876       6,722,397        (3,899,094)      25,571,722
  ------------     -----------     -------------     ------------

       606,127          81,987           738,090           50,439
            --       2,283,892                --        4,901,400
        29,540              --           137,027               --
      (192,766)       (149,672)       (1,101,515)        (296,433)
  ------------     -----------     -------------     ------------
       442,901       2,216,207          (226,398)       4,655,406
  ------------     -----------     -------------     ------------
     3,109,777       8,938,604        (4,125,492)      30,227,128
  ============     ===========     =============     ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                   FROST FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 LOW DURATION BOND FUND
                                                                            ----------------   ------------
                                                                            SIX MONTHS ENDED   PERIOD ENDED
                                                                            JANUARY 31, 2009     JULY 31,
                                                                              (UNAUDITED)          2008*
                                                                            ----------------   ------------
OPERATIONS:
   Net Investment Income ................................................     $  3,232,006     $  1,240,350
   Net Realized Gain (Loss) on Investments ..............................         (423,577)          23,461
   Net Change in Unrealized Appreciation (Depreciation) on Investments ..       (1,970,172)         (37,929)
                                                                              ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS .........................................          838,257        1,225,882
                                                                              ------------     ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income:
      Institutional Class Shares ........................................       (2,649,679)      (1,161,436)
      Class A Shares ....................................................         (565,209)         (72,299)
   Realized Capital Gains:
      Institutional Class Shares ........................................          (23,822)              --
      Class A Shares ....................................................           (5,388)              --
                                                                              ------------     ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ....................................       (3,244,098)      (1,233,735)
                                                                              ------------     ------------
CAPITAL SHARE TRANSACTIONS:
   INSTITUTIONAL CLASS SHARES:
      Issued ............................................................       11,202,034       14,084,135
      Issued Through In-Kind Transfer(1) ................................               --      107,052,389
      In Lieu of Dividends ..............................................              886               29
      Redeemed ..........................................................      (14,756,580)      (3,099,275)
                                                                              ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      INSTITUTIONAL CLASS SHARE TRANSACTIONS ............................       (3,553,660)     118,037,278
                                                                              ------------     ------------
   CLASS A SHARES:(2)
      Issued ............................................................        4,685,416          614,787
      Issued Through In-Kind Transfer(1) ................................               --       27,582,838
      In Lieu of Dividends ..............................................          545,099           72,120
      Redeemed ..........................................................       (5,768,177)      (1,899,601)
                                                                              ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      CLASS A SHARE TRANSACTIONS ........................................         (537,662)      26,370,144
                                                                              ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ........................................       (4,091,322)     144,407,422
                                                                              ------------     ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................       (6,497,163)     144,399,569
                                                                              ------------     ------------
NET ASSETS:
   Beginning of Period ..................................................      144,399,569               --
                                                                              ------------     ------------
   End of Period ........................................................     $137,902,406     $144,399,569
                                                                              ============     ============
   Undistributed (Distributions in Excess of) Net Investment Income .....     $     18,050     $        932
                                                                              ============     ============
SHARE TRANSACTIONS:
   INSTITUTIONAL CLASS SHARES:
      Issued ............................................................        1,132,711        1,402,927
      Issued Through In-Kind Transfer(1) ................................               --       10,705,239
      In Lieu of Dividends ..............................................               90                3
      Redeemed ..........................................................       (1,504,157)        (308,810)
                                                                              ------------     ------------
   TOTAL INCREASE (DECREASE) IN INSTITUTIONAL CLASS SHARES ..............         (371,356)      11,799,359
                                                                              ------------     ------------
   CLASS A SHARES:(2)
      Issued ............................................................          476,447           61,241
      Issued Through In-Kind Transfer(1) ................................               --        2,747,650
      In Lieu of Dividends ..............................................           55,707            7,205
      Redeemed ..........................................................         (590,013)        (189,214)
                                                                              ------------     ------------
   TOTAL INCREASE (DECREASE) IN CLASS A SHARES ..........................          (57,859)       2,626,882
                                                                              ------------     ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING ........................         (429,215)      14,426,241
                                                                              ============     ============

*    COMMENCED OPERATIONS ON APRIL 25, 2008.

(1)  SEE NOTE 10 IN NOTES TO FINANCIAL STATEMENTS.

(2)  CLASS A SHARES COMMENCED OPERATIONS ON JUNE 30, 2008.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                   FROST FUNDS

     TOTAL RETURN BOND FUND             MUNICIPAL BOND FUND         LOW DURATION MUNICIPAL BOND FUND
----------------   ------------   ----------------   ------------   -----------------   ------------
SIX MONTHS ENDED   PERIOD ENDED   SIX MONTHS ENDED   PERIOD ENDED    SIX MONTHS ENDED   PERIOD ENDED
JANUARY 31, 2009     JULY 31,     JANUARY 31, 2009     JULY 31,      JANUARY 31, 2009     JULY 31,
   (UNAUDITED)         2008*         (UNAUDITED)         2008*          (UNAUDITED)         2008*
----------------   ------------   ----------------   ------------    ----------------   ------------
  $  6,463,723     $  2,653,439     $  2,162,748     $  1,050,195       $   636,934      $   273,436
     1,941,019          322,448          (72,605)          30,000                29                2
   (11,153,375)      (2,886,294)       3,891,499         (768,525)        1,124,109          (16,893)
  ------------     ------------     ------------     ------------       -----------      -----------

    (2,748,633)          89,593        5,981,642          311,670         1,761,072          256,545
  ------------     ------------     ------------     ------------       -----------      -----------


    (5,145,916)      (2,448,903)      (2,149,926)      (1,049,963)         (632,792)        (273,579)
    (1,222,099)        (192,575)          (1,465)              --              (849)              --

      (295,391)              --          (30,823)              --                --               --
       (73,558)              --               (1)              --                --               --
  ------------     ------------     ------------     ------------       -----------      -----------
    (6,736,964)      (2,641,478)      (2,182,215)      (1,049,963)         (633,641)        (273,579)
  ------------     ------------     ------------     ------------       -----------      -----------


    18,294,034       21,629,862       12,979,543        8,913,310         9,029,846        6,210,347
            --      185,406,137               --      119,830,790                --       43,340,570
         8,347              176               11                1                 1                1
   (26,143,590)      (5,405,152)      (9,860,329)      (3,832,290)       (4,402,105)        (835,127)
  ------------     ------------     ------------     ------------       -----------      -----------

    (7,841,209)     201,631,023        3,119,225      124,911,811         4,627,742       48,715,791
  ------------     ------------     ------------     ------------       -----------      -----------

     8,190,395          749,748          564,040               --           541,551               --
            --       52,389,548               --               --                --               --
     1,250,253          192,143                1               --                30               --
    (9,569,027)      (3,768,689)            (103)              --              (101)              --
  ------------     ------------     ------------     ------------       -----------      -----------

      (128,379)      49,562,750          563,938               --           541,480               --
  ------------     ------------     ------------     ------------       -----------      -----------

    (7,969,588)     251,193,773        3,683,163      124,911,811         5,169,222       48,715,791
  ------------     ------------     ------------     ------------       -----------      -----------
   (17,455,185)     248,641,888        7,482,590      124,173,518         6,296,653       48,698,757
  ------------     ------------     ------------     ------------       -----------      -----------

   248,641,888               --      124,173,518               --        48,698,757               --
  ------------     ------------     ------------     ------------       -----------      -----------
  $231,186,703     $248,641,888     $131,656,108     $124,173,518       $54,995,410      $48,698,757
  ============     ============     ============     ============       ===========      ===========
  $     96,749     $      1,041     $     11,589     $        232       $     3,150      $      (143)
  ============     ============     ============     ============       ===========      ===========


     1,886,804        2,170,167        1,307,769          889,370           901,127          620,531
            --       18,540,614               --       11,983,079                --        4,334,057
           880               18                1               --                --               --
    (2,746,828)        (542,441)      (1,001,406)        (383,483)         (439,311)         (83,547)
  ------------     ------------     ------------     ------------       -----------      -----------
      (859,144)      20,168,358          306,364       12,488,966           461,816        4,871,041
  ------------     ------------     ------------     ------------       -----------      -----------

       860,750           75,660           55,087               --            53,052               --
            --        5,266,816               --               --                --               --
       131,495           19,428               --               --                 3               --
    (1,014,451)        (379,165)             (10)              --               (10)              --
  ------------     ------------     ------------     ------------       -----------      -----------
       (22,206)       4,982,739           55,077               --            53,045               --
  ------------     ------------     ------------     ------------       -----------      -----------
      (881,350)      25,151,097          361,441       12,488,966           514,861        4,871,041
  ============     ============     ============     ============       ===========      ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                   FROST FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         KEMPNER TREASURY AND INCOME FUND
                                                                         -----------------   ------------
                                                                          SIX MONTHS ENDED   PERIOD ENDED
                                                                          JANUARY 31, 2009     JULY 31,
                                                                             (UNAUDITED)         2008*
                                                                          ----------------   ------------
OPERATIONS:
   Net Investment Income (Loss) ......................................      $   (75,430)     $   268,606
   Net Realized Gain (Loss) on Investments ...........................          545,485               --
   Net Change in Unrealized Depreciation on Investments ..............         (316,749)        (135,590)
                                                                            -----------      -----------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS ......................................          153,306          133,016
                                                                            -----------      -----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income:
      Institutional Class Shares .....................................         (234,542)        (268,544)
   Realized Capital Gains:
      Institutional Class Shares .....................................         (106,559)              --
                                                                            -----------      -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .................................         (341,101)        (268,544)
                                                                            -----------      -----------
CAPITAL SHARE TRANSACTIONS:
   INSTITUTIONAL CLASS SHARES:
      Issued .........................................................        5,782,184          844,898
      Issued Through In-Kind Transfer(1) .............................               --       22,882,732
      In Lieu of Dividends ...........................................            1,063                2
      Redeemed .......................................................       (2,089,127)      (1,740,402)
                                                                            -----------      -----------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      INSTITUTIONAL CLASS SHARE TRANSACTIONS .........................        3,694,120       21,987,230
                                                                            -----------      -----------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS .....................................        3,694,120       21,987,230
                                                                            -----------      -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................        3,506,325       21,851,702
                                                                            -----------      -----------
NET ASSETS:
   Beginning of Period ...............................................       21,851,702               --
                                                                            -----------      -----------
   End of Period .....................................................      $25,358,027      $21,851,702
                                                                            ===========      ===========
   Undistributed (Distributions in Excess of) Net Investment Income
      (Accumulated Net Investment Loss) ..............................      $  (309,910)     $        62
                                                                            ===========      ===========
SHARE TRANSACTIONS:
   INSTITUTIONAL CLASS SHARES:
      Issued .........................................................          587,539           84,163
      Issued Through In-Kind Transfer(1) .............................               --        2,288,273
      In Lieu of Dividends ...........................................              109               --
      Redeemed .......................................................         (213,978)        (173,930)
                                                                            -----------      -----------
   TOTAL INCREASE (DECREASE) IN INSTITUTIONAL CLASS SHARES ...........          373,670        2,198,506
                                                                            -----------      -----------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING .....................          373,670        2,198,506
                                                                            ===========      ===========

*    COMMENCED OPERATIONS ON APRIL 25, 2008.

(1)  SEE NOTE 10 IN NOTES TO FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                   FROST FUNDS

   LKCM MULTI-CAP EQUITY FUND      LKCM SMALL-MID CAP EQUITY FUND
----------------   ------------   ----------------   ------------
SIX MONTHS ENDED   PERIOD ENDED   SIX MONTHS ENDED   PERIOD ENDED
JANUARY 31, 2009     JULY 31,     JANUARY 31, 2009     JULY 31,
   (UNAUDITED)         2008*         (UNAUDITED)         2008*
----------------   ------------   ----------------   ------------

  $    53,114      $    23,147      $   (19,408)     $    (5,005)
   (1,979,920)       1,465,577       (2,787,626)        (406,422)
   (3,330,889)      (2,813,245)      (2,798,324)        (208,584)
  -----------      -----------      -----------      -----------

   (5,257,695)      (1,324,521)      (5,605,358)        (620,011)
  -----------      -----------      -----------      -----------


      (23,160)              --               --               --

   (1,465,656)              --               --               --
  -----------      -----------      -----------      -----------
   (1,488,816)              --               --               --
  -----------      -----------      -----------      -----------


      724,647          215,969        7,472,869       11,679,172
           --       21,672,010               --               --
        3,765               --               --               --
   (2,966,128)      (3,174,304)      (4,846,108)         (75,000)
  -----------      -----------      -----------      -----------

   (2,237,716)      18,713,675        2,626,761       11,604,172
  -----------      -----------      -----------      -----------

   (2,237,716)      18,713,675        2,626,761       11,604,172
  -----------      -----------      -----------      -----------
   (8,984,227)      17,389,154       (2,978,597)      10,984,161
  -----------      -----------      -----------      -----------

   17,389,154               --       10,984,161               --
  -----------      -----------      -----------      -----------
  $ 8,404,927      $17,389,154      $ 8,005,564      $10,984,161
  ===========      ===========      ===========      ===========

  $    53,101      $    23,147      $   (19,408)     $        --
  ===========      ===========      ===========      ===========


      103,634           23,134          905,850        1,155,865
           --        2,167,201               --               --
          653               --               --               --
     (461,812)        (324,860)        (748,614)          (8,004)
  -----------      -----------      -----------      -----------
     (357,525)       1,865,475          157,236        1,147,861
  -----------      -----------      -----------      -----------
     (357,525)       1,865,475          157,236        1,147,861
  ===========      ===========      ===========      ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                   FROST FUNDS

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTHS ENDED JANUARY 31, 2009 (UNAUDITED) AND THE PERIODS ENDED JULY 31,

                                 Net
                               Realized
                                 and                           Distribution
        Net Asset     Net     Unrealized             Dividends     from
          Value,  Investment    Gains       Total    from Net    Realized       Total     Net Assets
        Beginning   Income   (Losses) on    from    Investment    Capital    Dividends &  Value, End  Total
        of Period (Loss)(1)  Investments Operations   Income       Gains    Distributions  of Period Return+
        --------- ---------- ----------- ---------- ---------- ------------ ------------- ---------- -------
CORE GROWTH EQUITY FUND
INSTITUTIONAL CLASS
2009***   $ 9.34  $ 0.02       $(3.17)     $(3.15)    $(0.02)     $   --       $(0.02)       $6.17   (33.74)%++
2008(a)    10.00    0.00+++     (0.66)      (0.66)        --          --           --         9.34    (6.60)++
CLASS A
2009***   $ 9.34  $ 0.01       $(3.17)     $(3.16)    $(0.01)     $   --       $(0.01)       $6.17   (33.83)%++
2008(b)     9.66    0.00+++     (0.32)      (0.32)        --          --           --         9.34    (3.31)++

DIVIDEND VALUE EQUITY FUND
INSTITUTIONAL CLASS
2009***   $ 9.20  $ 0.11       $(2.87)     $(2.76)    $(0.11)     $(0.15)      $(0.26)       $6.18   (30.27)%++
2008(a)    10.00    0.07        (0.80)      (0.73)     (0.07)         --        (0.07)        9.20    (7.28)++
CLASS A
2009***   $ 9.20  $ 0.10       $(2.88)     $(2.78)    $(0.10)     $(0.15)      $(0.25)       $6.17   (30.46)%++
2008(b)     9.32    0.02        (0.12)      (0.10)     (0.02)         --        (0.02)        9.20    (1.07)++

STRATEGIC BALANCED FUND
INSTITUTIONAL CLASS
2009***   $ 9.76  $ 0.21       $(2.36)     $(2.15)    $(0.21)     $   --       $(0.21)       $7.40   (22.13)%++
2008(b)    10.00    0.01        (0.23)      (0.22)     (0.02)         --        (0.02)        9.76    (2.25)++
CLASS A
2009***   $ 9.76  $ 0.20       $(2.36)     $(2.16)    $(0.20)     $   --       $(0.20)       $7.40   (22.22)%++
2008(b)    10.00    0.01        (0.24)      (0.23)     (0.01)         --        (0.01)        9.76    (2.27)++

KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
INSTITUTIONAL CLASS
2009***   $ 9.08  $ 0.12       $(3.20)     $(3.08)    $(0.12)     $(0.14)      $(0.26)       $5.74   (34.27)%
2008(a)    10.00    0.05        (0.92)      (0.87)     (0.05)         --        (0.05)        9.08    (8.69)
CLASS A
2009***   $ 9.08  $ 0.11       $(3.20)     $(3.09)    $(0.11)     $(0.14)      $(0.25)       $5.74   (34.36)%
2008(b)     9.09    0.01         0.03        0.04      (0.05)         --        (0.05)        9.08     0.43

HOOVER SMALL-MID CAP EQUITY FUND
INSTITUTIONAL CLASS
2009***   $ 9.61  $(0.00)+++   $(3.78)     $(3.78)    $   --      $(0.07)      $(0.07)       $5.76   (39.37)%
2008(a)    10.00   (0.01)       (0.38)      (0.39)        --          --           --         9.61    (3.90)
CLASS A
2009***   $ 9.61  $(0.01)      $(3.78)     $(3.79)    $   --      $(0.07)      $(0.07)       $5.75   (39.47)%
2008(b)     9.83   (0.01)       (0.21)      (0.22)        --          --           --         9.61    (2.24)

                                    Ratio of
                                    Expenses
                                   to Average
                                   Net Assets  Ratio of Net
                     Ratio of Net  (Excluding   Investment
          Net Asset    Expenses   Waivers and  Income (Loss) Portfolio
       End of Period  to Average   Fees Paid    to Average   Turnover
           (000)      Net Assets  Indirectly)   Net Assets     Rate
       ------------- ------------ ----------- ------------- ---------
CORE GROWTH EQUITY FUND
INSTITUTIONAL CLASS
2009***   $142,504      0.86%*       1.01%*       0.52%*       31%**
2008(a)    211,065      0.86*        1.01*        0.21*         5**
CLASS A
2009***   $ 34,700      1.11%*       1.26%*       0.29%*       31%**
2008(b)     41,112      1.04*        1.19*        0.52*         5**

DIVIDEND VALUE EQUITY FUND
INSTITUTIONAL CLASS
2009***   $118,623      0.87%*       1.02%*       2.90%*       23%**
2008(a)    146,164      0.88*        1.03*        2.91*        34**
CLASS A
2009***   $ 12,483      1.12%*       1.27%*       2.65%*       23%**
2008(b)     11,099      1.06*        1.21*        2.65*        34**

STRATEGIC BALANCED FUND
INSTITUTIONAL CLASS
2009***   $ 13,597      1.12%*       1.17%*       4.98%*       26%**
2008(b)     23,960      1.35*        1.79*        1.05*         9**
CLASS A
2009***   $  5,162      1.37%*       1.42%*       4.73%*       26%**
2008(b)      6,860      1.60*        2.04*        0.69*         9**

KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
INSTITUTIONAL CLASS
2009***   $ 94,169      0.81%*       0.81%*       3.11%*        7%**
2008(a)    153,539      0.82*        0.82*        2.20*        11**
CLASS A
2009***   $ 21,117      1.06%*       1.06%*       2.85%*        7%**
2008(b)     35,014      0.99*        0.99*        1.44*        11**

HOOVER SMALL-MID CAP EQUITY FUND
INSTITUTIONAL CLASS
2009***   $ 54,079      1.25%*       1.25%*      (0.02)%*     164%**
2008(a)     64,577      1.33*        1.33*       (0.26)*      110**
CLASS A
2009***   $ 15,289      1.50%*       1.50%*      (0.28)%*     164%**
2008(b)     21,288      1.44*        1.44*       (0.73)*      110**

*    ANNUALIZED.

**   NOT ANNUALIZED.

***  SIX MONTHS ENDED JANUARY 31, 2009 (UNAUDITED).

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN FIGURES DO NOT INCLUDE APPLICABLE SALES LOADS.

++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISOR DURING THE PERIOD.

+++  AMOUNT REPRESENTS LESS THAN $0.01.

(a)  COMMENCED OPERATIONS ON APRIL 25, 2008.

(b)  COMMENCED OPERATIONS ON JUNE 30, 2008.

(1)  PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                   FROST FUNDS

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTHS ENDED JANUARY 31, 2009 (UNAUDITED) AND THE PERIODS ENDED JULY 31,


                                       Net
                                     Realized
                                       and                              Distribution
            Net Asset      Net      Unrealized               Dividends      from
              Value,   Investment     Gains        Total     from Net     Realized        Total
            Beginning    Income    (Losses) on     from     Investment     Capital     Dividends &
            of Period  (Loss)(1)   Investments  Operations    Income        Gains     Distributions
            ---------  ----------  -----------  ----------  ----------  ------------  -------------
INTERNATIONAL EQUITY FUND
INSTITUTIONAL CLASS
2009***       $ 9.01    $ 0.01       $(3.41)      $(3.40)     $(0.20)     $   --         $(0.20)
2008(a)        10.00      0.06        (1.05)       (0.99)         --          --             --
CLASS A
2009***       $ 9.01    $(0.00)+++   $(3.41)      $(3.41)     $(0.19)     $   --         $(0.19)
2008(b)         9.31     (0.00)+++    (0.30)       (0.30)         --          --             --

LOW DURATION BOND FUND
INSTITUTIONAL CLASS
2009***       $10.01    $ 0.23       $(0.16)      $ 0.07      $(0.23)     $(0.00)+++     $(0.23)
2008(a)        10.00      0.10         0.01         0.11       (0.10)         --          (0.10)
CLASS A
2009***       $10.01    $ 0.22       $(0.16)      $ 0.06      $(0.22)     $(0.00)+++     $(0.22)
2008(b)        10.04      0.03        (0.03)          --       (0.03)         --          (0.03)

TOTAL RETURN BOND FUND
INSTITUTIONAL CLASS
2009***       $ 9.89    $ 0.26       $(0.34)      $(0.08)     $(0.26)     $(0.02)        $(0.28)
2008(a)        10.00      0.13        (0.11)        0.02       (0.13)         --          (0.13)
CLASS A
2009***       $ 9.89    $ 0.25       $(0.34)      $(0.09)     $(0.25)     $(0.02)        $(0.27)
2008(b)         9.95      0.04        (0.06)       (0.02)      (0.04)         --          (0.04)

MUNICIPAL BOND FUND
INSTITUTIONAL CLASS
2009***       $ 9.94    $ 0.17       $ 0.31       $ 0.48      $(0.17)     $(0.00)+++     $(0.17)
2008(a)        10.00      0.09        (0.07)        0.02       (0.08)         --          (0.08)
CLASS A
2009***(b)    $ 9.94    $ 0.16       $ 0.30       $ 0.46      $(0.16)     $(0.00)+++     $(0.16)

LOW DURATION MUNICIPAL BOND FUND
INSTITUTIONAL CLASS
2009***       $10.00    $ 0.12       $ 0.21       $ 0.33      $(0.12)     $   --         $(0.12)
2008(a)        10.00      0.06         0.00+++      0.06       (0.06)         --          (0.06)
CLASS A
2009***(b)    $10.00    $ 0.11       $ 0.21       $ 0.32      $(0.11)     $   --         $(0.11)

                                                                 Ratio of
                                                                 Expenses
                                                                to Average
                                                                Net Assets    Ratio of Net
                                                  Ratio of Net  (Excluding     Investment
             Net Asset               Net Assets     Expenses    Waivers and   Income (Loss)  Portfolio
            Value, End   Total     End of Period   to Average    Fees Paid     to Average    Turnover
             of Period  Return+        (000)       Net Assets   Indirectly)    Net Assets      Rate
            ----------  -------    -------------  ------------  -----------  -------------  ---------
INTERNATIONAL EQUITY FUND
INSTITUTIONAL CLASS
2009***       $ 5.41    (37.85)%      $117,170       1.25%*        1.25%*        0.21%*       17%**
2008(a)         9.01     (9.90)        230,394       1.19*         1.19*         2.25*        16**
CLASS A
2009***       $ 5.41    (37.95)%      $ 23,950       1.50%*        1.50%*       (0.06)%*      17%**
2008(b)         9.01     (3.22)         41,937       1.25*         1.25*        (0.20)*       16**

LOW DURATION BOND FUND
INSTITUTIONAL CLASS
2009***       $ 9.85      0.73%++     $112,593       0.52%*        0.72%*        4.59%*       18%**
2008(a)        10.01      1.12++       118,107       0.56*         0.76*         3.88*         8**
CLASS A
2009***       $ 9.85      0.61%++     $ 25,309       0.77%*        0.97%*        4.35%*       18%**
2008(b)        10.01     (0.02)++       26,293       0.73*         0.93*         3.32*         8**

TOTAL RETURN BOND FUND
INSTITUTIONAL CLASS
2009***       $ 9.53     (1.28)%++    $183,936       0.60%*        0.70%*        5.39%*       35%**
2008(a)         9.89      0.15++       199,384       0.62*         0.72*         4.78*        12**
CLASS A
2009***       $ 9.53     (0.96)%++    $ 47,251       0.85%*        0.95%*        5.15%*       35%**
2008(b)         9.89     (0.21)++       49,258       0.81*         0.92*         4.69*        12**

MUNICIPAL BOND FUND
INSTITUTIONAL CLASS
2009***       $10.25      4.90%++     $131,092       0.63%*        0.73%*        3.38%*        6%**
2008(a)         9.94      0.24++       124,174       0.67*         0.77*         3.20*         3**
CLASS A
2009***(b)    $10.24      4.69%++     $    564       0.88%*        0.99%*        3.10%*        6%**

LOW DURATION MUNICIPAL BOND FUND
INSTITUTIONAL CLASS
2009***       $10.21      3.32%++     $ 54,454       0.61%*        0.81%*        2.39%*        9%**
2008(a)        10.00      0.57++        48,699       0.72*         0.92*         2.18*        10**
CLASS A
2009***(b)    $10.21      3.24%++     $    541       0.84%*        1.04%*        2.09%*        9%**

*    ANNUALIZED.

**   NOT ANNUALIZED.

***  SIX MONTHS ENDED JANUARY 31, 2009 (UNAUDITED).

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN FIGURES DO NOT INCLUDE APPLICABLE SALES LOADS.

++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISOR DURING THE PERIOD.

+++  AMOUNT REPRESENTS LESS THAN $0.01.

(a)  COMMENCED OPERATIONS ON APRIL 25, 2008.

(b)  COMMENCED OPERATIONS ON JUNE 30, 2008.

(1)  PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                   FROST FUNDS

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTHS ENDED JANUARY 31, 2009 (UNAUDITED) AND THE PERIODS ENDED JULY 31,


                                       Net
                                     Realized
                                       and                              Distribution
            Net Asset      Net      Unrealized               Dividends      from
              Value,   Investment     Gains        Total     from Net     Realized        Total
            Beginning    Income    (Losses) on     from     Investment     Capital     Dividends &
            of Period  (Loss)(1)   Investments  Operations    Income        Gains     Distributions
            ---------  ----------  -----------  ----------  ----------  ------------  -------------
KEMPNER TREASURY AND INCOME FUND
INSTITUTIONAL CLASS
2009***       $ 9.94     $(0.03)     $ 0.09       $ 0.06      $(0.10)      $(0.04)       $(0.14)
2008(a)        10.00       0.12       (0.06)        0.06       (0.12)          --         (0.12)

LKCM MULTI-CAP EQUITY FUND
INSTITUTIONAL CLASS
2009***       $ 9.32     $ 0.03      $(2.95)      $(2.92)     $(0.02)      $(0.81)       $(0.83)
2008(a)        10.00       0.01       (0.69)       (0.68)         --           --            --

LKCM SMALL-MID CAP EQUITY FUND
INSTITUTIONAL CLASS
2009***       $ 9.57     $(0.01)     $(3.43)      $(3.44)     $   --       $   --        $   --
2008(a)        10.00      (0.01)      (0.42)       (0.43)         --           --            --

                                                                 Ratio of
                                                                 Expenses
                                                                 to Average
                                                                 Net Assets  Ratio of Net
                                                  Ratio of Net  (Excluding    Investment
             Net Asset               Net Assets     Expenses    Waivers and  Income (Loss)  Portfolio
            Value, End   Total     End of Period   to Average    Fees Paid     to Average    Turnover
             of Period  Return+         (000)      Net Assets   Indirectly)    Net Assets      Rate
            ----------  -------    -------------  ------------  -----------  -------------  ---------
KEMPNER TREASURY AND INCOME FUND
INSTITUTIONAL CLASS
2009***        $9.86      0.64%        $25,358       0.73%*        0.73%*       (0.65)%*      32%**
2008(a)         9.94      0.59          21,852       1.00*         1.00*         4.42*         0**

LKCM MULTI-CAP EQUITY FUND
INSTITUTIONAL CLASS
2009***        $5.57    (31.70)%       $ 8,405       1.28%*        1.28%*        0.80%*       17%**
2008(a)         9.32     (6.80)         17,389       1.35*         1.46*         0.46*        23**

LKCM SMALL-MID CAP EQUITY FUND
INSTITUTIONAL CLASS
2009***        $6.13    (35.95)%++     $ 8,006       1.55%*        1.56%*       (0.33)%*      52%**
2008(a)         9.57     (4.30)         10,984       1.55*         2.13*        (0.19)*       27**

*    ANNUALIZED.

**   NOT ANNUALIZED.

***  SIX MONTHS ENDED JANUARY 31, 2009 (UNAUDITED).

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN FIGURES DO NOT INCLUDE APPLICABLE SALES LOADS.

++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISOR DURING THE PERIOD.

(a)  COMMENCED OPERATIONS ON APRIL 25, 2008.

(1)  PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              FROST FUNDS
                                                                JANUARY 31, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION:

The Advisors' Inner Circle Fund II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty funds. The financial statements herein relate to the Trust's Frost Funds. The Frost Funds includes the Frost Core Growth Equity Fund, Frost Dividend Value Equity Fund, Frost Strategic Balanced Fund, Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Hoover Small-Mid Cap Equity Fund, Frost International Equity Fund, Frost Low Duration Bond Fund, Frost Total Return Bond Fund, Frost Municipal Bond Fund, Frost Low Duration Municipal Bond Fund, Frost Kempner Treasury and Income Fund, Frost LKCM Multi-Cap Equity Fund and Frost LKCM Small-Mid Cap Equity Fund (each a "Fund" and collectively the "Funds"). Frost Core Growth Equity Fund seeks to achieve long-term capital appreciation. Frost Dividend Value Equity Fund, Frost Strategic Balanced Fund and Frost International Equity Fund seek to achieve long-term capital appreciation and current income. Frost Kempner Multi-Cap Deep Value Equity Fund seeks to generate a total pre-tax return, including capital growth and dividends, greater than the rate of inflation over a three-to-five year period. Frost Hoover Small-Mid Cap Equity Fund seeks to maximize total return. Frost Low Duration Bond Fund and Frost Total Return Bond Fund both seek to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal. Frost Municipal Bond Fund seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return through capital appreciation. Frost Low Duration Municipal Bond Fund seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return. Frost Kempner Treasury and Income Fund seeks to provide current income consistent with the preservation of capital. Both Frost LKCM Multi-Cap Equity Fund and Frost LKCM Small-Mid Cap Equity Fund seek to maximize long-term capital appreciation. The Funds may change their investment objective without shareholder approval. The financial statements of the remaining funds in the Trust are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds currently offer Institutional Class Shares and Class A Shares.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the

THE ADVISORS' INNER CIRCLE FUND II                              FROST FUNDS
                                                                JANUARY 31, 2009

     security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine its value after taking into consideration relevant information reasonably available to the Committee.

     The Frost International Equity Fund uses FT Interactive Data Corp. ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Frost International Equity Fund values the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the Funds administrator and may request that a meeting of the Committee be held.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund's Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

     If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by FT using the predetermined confidence interval discussed above.

     In September, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level
     3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may

THE ADVISORS' INNER CIRCLE FUND II                              FROST FUNDS
                                                                JANUARY 31, 2009

     include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at January 31, 2009.

INVESTMENTS IN SECURITIES*                    LEVEL 1        LEVEL 2       LEVEL 3         TOTAL
--------------------------                 ------------   ------------   -----------   ------------
Core Growth Equity Fund                    $171,583,405   $         --   $        --   $171,583,405
Dividend Value Equity Fund                  134,490,334             --            --    134,490,334
Strategic Balanced Fund                      19,206,750             --            --     19,206,750
Kempner Multi-Cap Deep Value Equity Fund    118,230,285             --            --    118,230,285
Hoover Small-Mid Cap Equity Fund             70,486,286             --            --     70,486,286
International Equity Fund                    43,000,304    101,290,198+           --    144,290,502
Low Duration Bond Fund                       15,248,349    129,178,315            --    144,426,664
Total Return Bond Fund                       25,876,014    191,200,585    19,052,912    236,129,511
Municipal Bond Fund                           2,448,109    130,325,241            --    132,773,350
Low Duration Municipal Bond Fund              3,544,078     50,916,799            --     54,460,877
Kempner Treasury and Income Fund              9,409,876     15,966,439            --     25,376,315
LKCM Multi-Cap Equity Fund                    8,830,145             --            --      8,830,145
LKCM Small-Mid Cap Equity Fund                8,090,881             --            --      8,090,881

* INCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

+ REPRESENTS SECURITIES TRADING PRIMARILY OUTSIDE THE UNITED STATES THE VALUES OF WHICH WERE ADJUSTED AS A RESULT OF SIGNIFICANT MARKET MOVEMENTS FOLLOWING THE CLOSE OF LOCAL TRADING.

OTHER FINANCIAL INSTRUMENTS**                 LEVEL 1        LEVEL 2       LEVEL 3        TOTAL
--------------------------                 ------------   ------------   -----------   ------------
International Equity Fund                  $    281,705   $         --   $        --   $    281,705

** OTHER FINANCIAL INSTRUMENTS ARE FORWARD CURRENCY CONTRACTS NOT REFLECTED IN THE SCHEDULE OF INVESTMENTS.

     The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                         INVESTMENTS IN                                                   INVESTMENTS IN
TOTAL RETURN BOND FUND                     SECURITIES            LOW DURATION MUNICIPAL BOND FUND           SECURITIES
----------------------                   --------------          --------------------------------         --------------
BALANCE AS OF 7/31/08                     $    86,680            BALANCE AS OF 7/31/08                     $ 1,225,000
Accrued discounts/premiums                         --            Accrued discounts/premiums                         --
Realized gain/(loss)                               --            Realized gain/(loss)                               --
Change in unrealized                                             Change in unrealized
   appreciation/(depreciation)                (33,580)              appreciation/(depreciation)                     --
Net purchase/(sales)                               --            Net purchase/(sales)                       (1,225,000)
Net transfers in/and or out of Level 3     18,999,812            Net transfers in/and or out of Level 3             --
                                          -----------                                                      -----------
BALANCE AS OF 1/31/09                     $19,052,912            BALANCE AS OF 1/31/09                     $        --
                                          ===========                                                      ===========

     FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements. The Frost International Equity Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Frost International Equity Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification method. Dividend income is recognized on the ex-dividend date, interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and

THE ADVISORS' INNER CIRCLE FUND II                              FROST FUNDS
                                                                JANUARY 31, 2009

     losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses of the Trust can be directly attributed to a particular fund are borne by that fund. Expenses which cannot be directly attributed to a Fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gain (loss), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Frost Core Growth Equity Fund, Frost Hoover Small-Mid Cap Equity Fund, Frost International Equity Fund, Frost LKCM Multi-Cap Equity Fund and Frost LKCM Small-Mid Cap Equity Fund each distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. The Frost Dividend Value Equity Fund, Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Strategic Balanced Fund, Frost Low Duration Bond Fund, Frost Total Return Bond Fund, Frost Municipal Bond Fund, Frost Low Duration Municipal Bond Fund and Frost Kempner Treasury and Income Fund each distribute their net investment income monthly and make distributions of their net realized capital gains, if any, at least annually.

     OFFERING COSTS -- The Funds offering costs, which include registration fees, typesetting and prospectus printing, and preparation of the initial registration statement, are being amortized over a twelve-month period from inception.

     REDEMPTION FEES -- The Frost International Equity Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than thirty days. For the six months ended January 31, 2009, the Fund retained no such fees.

     LINE OF CREDIT -- The Funds entered into an agreement which enables them to participate in a $10 million unsecured committed revolving line of credit on a first come, first serve basis, with Union Bank of California, N.A. (the "Bank") which expires June 11, 2009. The proceeds from the borrowings shall be used to finance the Funds short term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Funds based on their borrowings during the year at the Bank current reference rate minus 1%. As of January 31, 2009 the Funds had no borrowings outstanding. Listed below are the Funds which had outstanding balances during the six months ended January 31, 2009:

                                     MAXIMUM      AVERAGE    DAILY WEIGHTED
                                     AMOUNT        DAILY         AVERAGE      INTEREST
                                    BORROWED      BALANCE     INTEREST RATE     PAID
                                   ----------   ----------   --------------   --------
Core Growth Equity Fund            $  771,552   $  771,552        5.00%        $  214
Strategic Balanced Fund               979,669      627,287        4.66%         3,858
Hoover Small-Mid Cap Equity Fund      955,532      955,532        4.50%           597
International Equity Fund           2,057,404    1,807,404        5.00%         1,004
Low Duration Bond Fund                589,832      589,832        5.00%           164
Total Return Bond Fund                279,962      279,962        4.00%           156
LKCM Multi-Cap Equity Fund            101,993       67,875        4.71%           189
LKCM Small-Mid Cap Equity Fund        700,173      294,625        4.35%         2,639

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust. A portion of the services provided by the

THE ADVISORS' INNER CIRCLE FUND II                              FROST FUNDS
                                                                JANUARY 31, 2009

Chief Compliance Officer ("CCO") and his staff, whom are the employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds at an annual rate of: 0.10% on the first $2 billion of the Funds' aggregate average daily net assets; 0.08% on the next $1 billion of the Funds' aggregate average daily net assets; and 0.06% on the Funds' aggregate average daily net assets over $3 billion. The minimum annual administration fee is $900,000 for the initial 8 Funds. The minimum annual administration fee will increase by $90,000 for each additional fund established. There is also a minimum annual administration fee of $15,000 per additional class.

The Trust and Distributor are parties to a Distribution Plan dated May 31, 2000, amended and restated November 16, 2004. The Funds have adopted a Distribution Plan (the "Plan") for the Class A Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of each Fund's average net assets attributable to the Class A Shares as compensation for distribution services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

Union Bank of California acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. INVESTMENT ADVISORY AGREEMENT:

Frost Investment Advisors, LLC (the "Adviser"), a Delaware limited liability corporation formed in 2007, serves as the investment adviser to the Funds. The Adviser is a wholly owned non-banking subsidiary of The Frost National Bank. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund. The Adviser has voluntarily agreed to reduce its investment advisory fees for certain Funds as set forth below ("Voluntary Fee Reduction"). In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses to the extent necessary to keep from exceeding certain levels as set forth below ("Expense Limitation"). The Adviser may discontinue all or part of these fee reductions or reimbursements at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period. The table below shows the rate of each Fund's investment advisory fee and the Adviser's voluntary expense limitation for each Fund.

                                             ADVISORY FEE              ADVISER'S   INSTITUTIONAL
                                                BEFORE                 VOLUNTARY       CLASS        CLASS A
                                            VOLUNTARY FEE                 FEE         EXPENSE        EXPENSE
FUND                                          REDUCTION                REDUCTION     LIMITATION    LIMITATION
----                             -----------------------------------   ---------   -------------   ----------
Core Growth Equity Fund                         0.80%                    0.15%         1.25%          1.50%
Dividend Value Equity Fund                      0.80%                    0.15%         1.25%          1.50%
Strategic Balanced Fund                         0.70%                    0.05%         1.35%          1.60%
Kempner Multi-Cap Deep
   Value Equity Fund                            0.59%                    None          1.05%          1.30%
Hoover Small-Mid Cap
   Equity Fund                   1.00% for assets up to $100 million     None          1.55%          1.80%
                                  0.85% for assets over $100 million
International Equity Fund        0.95% for assets up to $150 million     None          1.45%          1.70%
                                  0.90% for assets over $150 million
Low Duration Bond Fund                          0.50%                    0.20%         0.95%          1.20%
Total Return Bond Fund                          0.50%                    0.10%         0.95%          1.20%
Municipal Bond Fund                             0.50%                    0.10%         1.05%          1.30%
Low Duration Municipal
   Bond Fund                                    0.50%                    0.20%         1.15%          1.40%
Kempner Treasury and
   Income Fund                                  0.35%                    None          1.05%          1.30%*
LKCM Multi-Cap Equity Fund                      0.75%                    None          1.35%          1.60%*
LKCM Small-Mid Cap Equity Fund                  0.90%                    None          1.55%          1.80%*

*    Class is registered but not yet opened.

THE ADVISORS' INNER CIRCLE FUND II                              FROST FUNDS
                                                                JANUARY 31, 2009

     As of January 31, 2009, the Adviser has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

     INVESTMENT SUB-ADVISER
     ----------------------
     KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
     Kempner Capital Management, Inc.

     HOOVER SMALL-MID CAP EQUITY FUND
     Hoover Investment Management Co. LLC

     INTERNATIONAL EQUITY FUND
     Thornburg Investment Management, Inc.

     KEMPNER TREASURY AND INCOME FUND
     Kempner Capital Management, Inc.

     LKCM MULTI-CAP EQUITY FUND
     Luther King Capital Management Company

     LKCM SMALL-MID CAP EQUITY FUND
     Luther King Capital Management Company

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments, for the six months ended January 31, 2009 were as follows:

                               U.S. GOV'T       OTHER         TOTAL
                              -----------   ------------   ------------
CORE GROWTH EQUITY FUND
Purchases                     $        --   $ 62,150,954   $ 62,150,954
Sales                                  --     57,056,974     57,056,974

DIVIDEND VALUE EQUITY FUND
Purchases                              --     63,189,216     63,189,216
Sales                                  --     29,512,032     29,512,032

STRATEGIC BALANCED FUND
Purchases                              --      6,038,280      6,038,280
Sales                                  --      9,808,169      9,808,169

KEMPNER MULTI-CAP
   DEEP VALUE EQUITY
Purchases                              --      9,543,367      9,543,367
Sales                                  --     13,428,956     13,428,956

HOOVER SMALL-MID CAP EQUITY
Purchases                              --    153,595,875    153,595,875
Sales                                  --    125,818,889    125,818,889

INTERNATIONAL EQUITY FUND
Purchases                              --     30,582,081     30,582,081
Sales                                  --     65,210,644     65,210,644

LOW DURATION BOND FUND
Purchases                         699,628     19,668,714     20,368,342
Sales                           9,555,716     10,718,220     20,273,936

                               U.S. GOV'T       OTHER         TOTAL
                              -----------   ------------   ------------
TOTAL RETURN BOND FUND
Purchases                     $29,417,928    $42,012,937    $71,430,865
Sales                          58,769,902     15,734,819     74,504,721

MUNICIPAL BOND FUND
Purchases                              --     14,398,515     14,398,515
Sales                                  --      7,250,113      7,250,113

LOW DURATION MUNICIPAL
BOND FUND
Purchases                              --      9,868,397      9,868,397
Sales                                  --      3,750,000      3,750,000

KEMPNER TREASURY AND
   INCOME FUND
Purchases                       6,148,355             --      6,148,355
Sales                           4,578,016             --      4,578,016

LKCM MULTI-CAP EQUITY FUND
Purchases                              --      2,190,656      2,190,656
Sales                                  --      5,228,175      5,228,175

LKCM SMALL-MID CAP
   EQUITY FUND
Purchases                              --      9,339,636      9,339,636
Sales                                  --      5,715,154      5,715,154

7. FEDERAL TAX INFORMATION:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to wash sales and differing book and tax treatments for foreign currency transactions and certain net operating losses which, for tax purposes, are not available to offset future income. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income, paid-in capital or accumulated net realized loss, as appropriate, in the period that the differences arise.

THE ADVISORS' INNER CIRCLE FUND II                              FROST FUNDS
                                                                JANUARY 31, 2009

The tax character of dividends and distributions declared during the period ended July 31, 2008 was as follows:

                                                         ORDINARY
                                           TAX EXEMPT     INCOME        TOTAL
                                           ----------   ----------   ----------
Dividend Value Equity Fund                 $       --   $1,180,069   $1,180,069
Strategic Balanced Fund                            --       46,995       46,995
Kempner Multi-Cap Deep Value Equity Fund           --    1,054,118    1,054,118
Low Duration Bond Fund                             --    1,233,735    1,233,735
Total Return Bond Fund                             --    2,641,478    2,641,478
Municipal Bond Fund                         1,049,963           --    1,049,963
Low Duration Municipal Bond Fund              273,579           --      273,579
Kempner Treasury and Income Fund                   --      268,544      268,544

As of July 31, 2008, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

                                                                                                                           TOTAL
                                                                                  POST-                                DISTRIBUTABLE
                   UNDISTRIBUTED  UNDISTRIBUTED  UNDISTRIBUTED                  OCTOBER     UNREALIZED       OTHER        EARNINGS
                      ORDINARY      LONG-TERM      TAX-EXEMPT    CAPITAL LOSS   CURRENCY   APPRECIATION    TEMPORARY    (ACCUMULATED
                       INCOME     CAPITAL GAIN       INCOME     CARRYFORWARDS    LOSSES   (DEPRECIATION)  DIFFERENCES     LOSSES)
                   -------------  -------------  -------------  -------------  ---------  --------------  -----------  -------------
Core Growth
   Equity Fund       $  137,078     $       --      $     --     $(2,996,516)  $      --   $ 26,651,356   $        --  $ 23,791,918
Dividend Value
   Equity Fund          379,322      3,115,123            --              --          --       (825,758)     (378,870)    2,289,817
Strategic
   Balanced Fund         26,345             --            --      (1,578,751)         --     (1,215,286)      (46,994)   (2,814,686)
Kempner Multi-
   Cap Deep Value
   Equity Fund        1,076,958      2,833,938            --              --          --    (19,362,269)   (1,054,119)  (16,505,492)
Hoover Small-
   Mid Cap
   Equity Fund          107,346      1,163,332            --              --          --      4,031,321            --     5,301,999
International
   Equity Fund               --             --            --        (881,661)   (787,817)    16,534,876       287,124    15,152,522
Low Duration
   Bond Fund            509,924             --            --              --          --        100,389      (422,378)      187,935
Total Return
   Bond Fund          1,130,869        208,986            --              --          --     (5,941,406)   (1,017,534)   (5,619,085)
Municipal Bond
   Fund                      --         30,000       344,955              --          --      1,035,024      (344,723)    1,065,256
Low Duration
   Municipal
   Bond Fund                 --             --        96,313              --          --        262,907       (96,454)      262,766
Kempner Treasury
   and Income
   Fund                 103,172             --            --              --          --        460,223      (103,110)      460,285
LKCM Multi-Cap
   Equity Fund           23,147      1,465,577            --              --          --      2,153,100            --     3,641,824
LKCM Small-Mid
   Cap Equity
   Fund                      --             --            --        (406,177)         --       (208,829)           --      (615,006)

For Federal income tax purposes, capital loss carryforwards represent realized losses that a Fund may carry forward for a maximum period of eight years and apply against future net realized gains. The capital loss carryforwards for the Funds in the table above will expire July 31, 2016.

Post-October currency losses represent losses realized on foreign currency transactions from inception through July 31, 2008 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

THE ADVISORS' INNER CIRCLE FUND II                              FROST FUNDS
                                                                JANUARY 31, 2009

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at January 31, 2009 were as follows:

                                                                                  NET UNREALIZED
                                         FEDERAL     APPRECIATED    DEPRECIATED    APPRECIATION
                                        TAX COST      SECURITIES    SECURITIES    (DEPRECIATION)
                                      ------------   -----------   ------------   --------------
Core Growth Equity Fund               $204,159,041    $9,855,881   $(42,431,517)   $(32,575,636)
Dividend Value Equity Fund             178,718,272     2,265,889    (46,493,827)    (44,227,938)
Strategic Balanced Fund                 26,595,870         2,041     (7,391,161)     (7,389,120)
Kempner Multi-Cap Deep Value Equity    198,995,924     5,143,618    (85,909,257)    (80,765,639)
Hoover Small-Mid Cap Equity             73,369,720     2,723,185     (5,606,619)     (2,883,434)
International Equity Fund              208,307,956     3,436,263    (67,453,717)    (64,017,454)
Low Duration Bond Fund                 146,238,977     3,295,525     (5,107,838)     (1,812,313)
Total Return Bond Fund                 253,236,380     4,524,048    (21,630,917)    (17,106,869)
Municipal Bond Fund                    127,846,827     5,655,564       (729,041)      4,926,523
Low Duration Municipal Bond Fund        53,073,861     1,420,621        (33,605)      1,387,016
Kempner Treasury and Income Fund        25,232,841       472,174       (328,700)        143,474
LKCM Multi-Cap Equity Fund              10,007,934       654,409     (1,832,198)     (1,177,789)
LKCM Small-Mid Cap Equity Fund          11,097,789       264,329     (3,271,237)     (3,006,908)

8. SECURITIES LENDING:

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% of the market value of borrowed securities. Cash collateral received may be invested in accordance within the guidelines approved by the Funds' Adviser. Any loss from investments of cash collateral is at the relevant Fund's risk. Investments purchased with cash collateral are presented on the Schedules of Investments. The securities lending agent and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Funds record securities lending income net of such allocations.

Although the risk of lending is mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

9. RISKS:

At January 31, 2009, the net assets of the Frost International Equity Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of, and investment income from, such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Strategic Balanced Fund, Low Duration Bond Fund and Total Return Bond Fund invest in mortgage-related or other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates, decreases in real estate values and early repayment of principal on some mortgage-related securities

THE ADVISORS' INNER CIRCLE FUND II                              FROST FUNDS
                                                                JANUARY 31, 2009

may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may also fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although certain mortgages and mortgage-related securities are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10. IN-KIND:

IN-KIND TRANSFERS -- On April 25, 2008, the Institutional Class Shares of the Funds commenced operations as a result of the contribution in-kind from a common trust fund managed by the Adviser. As a result of the transfer, the securities were exchanged tax-free as follows:

                                             SHARES                     UNREALIZED
                                             ISSUED      NET ASSETS    GAIN (LOSS)
                                           ----------   ------------   -----------
Core Growth Equity Fund                    21,440,658   $214,406,577   $33,737,637
Dividend Value Equity Fund                 15,114,772    151,147,774    15,439,050
Kempner Multi-Cap Deep Value Equity Fund   16,814,435    168,144,253     2,865,315
Hoover Small-Mid Cap Equity Fund            6,501,182     65,011,825     6,825,872
International Equity Fund                  25,287,226    252,872,255    39,393,810
Low Duration Bond Fund                     10,705,239    107,052,389       171,425
Total Return Bond Fund                     18,540,614    185,406,137    (2,035,551)
Municipal Bond Fund                        11,983,079    119,830,790     1,803,549
Low Duration Municipal Bond Fund            4,334,057     43,340,570       279,800
Kempner Treasury and Income Fund            2,288,273     22,882,732       595,813
LKCM Multi-Cap Equity Fund                  2,167,201     21,672,010     4,966,345

On June 30, 2008, the Institutional Class Shares of the Strategic Balanced Fund and Class A Shares of the Funds commenced operations as a result of the contribution in-kind from a common trust fund managed by the Adviser. As a result of the transfer, the securities were exchanged tax-free as follows:

                                             SHARES                     UNREALIZED
                                             ISSUED      NET ASSETS    GAIN (LOSS)
                                           ----------   ------------   -----------
Core Growth Equity Fund                     4,900,427   $ 47,330,769   $ 6,061,946
Dividend Value Equity Fund                  1,283,563     11,959,982      (580,551)
Strategic Balanced Fund
   Institutional Class Shares               2,556,810     25,568,098    (1,831,376)
   Class A Shares                             749,934      7,499,336      (202,500)
Kempner Multi-Cap Deep Value Equity Fund    4,059,764     36,918,278    (3,843,919)
Hoover Small-Mid Cap Equity Fund            2,283,892     22,448,376     1,577,659
International Equity Fund                   4,901,400     45,611,942     3,244,106
Low Duration Bond Fund                      2,747,650     27,582,838        24,363
Total Return Bond Fund                      5,266,816     52,389,548    (1,031,649)

THE ADVISORS' INNER CIRCLE FUND II                              FROST FUNDS
                                                                JANUARY 31, 2009

11. OTHER:

On January 31, 2009, the number of shareholders below held the following percentage of the outstanding shares of the Funds.

                                              # OF        % OF OUTSTANDING
                                           SHAREHOLDERS         SHARES
                                           ------------   ----------------
Core Growth Equity Fund
   Institutional Class Shares                    1             97.73%
   Class A Shares                                3             97.83

Dividend Value Equity Fund
   Institutional Class Shares                    1             96.98
   Class A Shares                                1             94.41

Strategic Balanced Fund
   Institutional Class Shares                    1            100.00
   Class A Shares                                3             98.44

Kempner Multi-Cap Deep Value Equity Fund
   Institutional Class Shares                    1             99.85
   Class A Shares                                3             90.74

Hoover Small-Mid Cap Equity Fund
   Institutional Class Shares                    1             98.24
   Class A Shares                                4             86.59

International Equity Fund
   Institutional Class Shares                    1             98.55
   Class A Shares                                3             96.27

Low Duration Bond Fund
   Institutional Class Shares                    1             97.57
   Class A Shares                                3             92.11

Total Return Bond Fund
   Institutional Class Shares                    1             97.40
   Class A Shares                                2             90.32

Municipal Bond Fund
   Institutional Class Shares                    1            100.00
   Class A Shares                                2             99.54

Low Duration Municipal Bond Fund
   Institutional Class Shares                    1             99.78
   Class A Shares                                2             98.87

Kempner Treasury and Income Fund
   Institutional Class Shares                    1             99.09

LKCM Multi-Cap Equity Fund
   Institutional Class Shares                    1             99.74

LKCM Small-Mid Cap Equity Fund
   Institutional Class Shares                    3             80.27

These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.

12. RECENT ACCOUNTING PRONOUNCEMENT:

In March 2008, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 161, Disclosures about Derivative Instruments and Hedging Activities. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No.161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Funds' financial statements and related disclosures.

THE ADVISORS' INNER CIRCLE FUND II                              FROST FUNDS
                                                                JANUARY 31, 2009

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND II                              FROST FUNDS
                                                                JANUARY 31, 2009

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

                                           Beginning     Ending                 Expense
                                            Account     Account    Annualized     Paid
                                             Value       Value       Expense     During
                                            8/01/08     1/31/09      Ratios     Period*
                                           ---------   ---------   ----------   -------
CORE GROWTH EQUITY FUND
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $  662.60      0.86%      $3.60
Class A Shares                              1,000.00      661.70      1.11        4.65

HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,020.87      0.86%      $4.38
Class A Shares                              1,000.00    1,019.61      1.11        5.65

DIVIDEND VALUE EQUITY FUND
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $  697.30      0.87%      $3.72
Class A Shares                              1,000.00      695.40      1.12        4.79

HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,020.82      0.87%      $4.43
Class A Shares                              1,000.00    1,019.56      1.12        5.70

STRATEGIC BALANCED FUND
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $  778.70      1.12%      $5.02
Class A Shares                              1,000.00      777.80      1.37        6.14

HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,019.56      1.12%      $5.70
Class A Shares                              1,000.00    1,018.30      1.37        6.97

KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $  657.30      0.81%      $3.38
Class A Shares                              1,000.00      656.40      1.06        4.43

HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,021.12      0.81%      $4.13
Class A Shares                              1,000.00    1,019.86      1.06        5.40

HOOVER SMALL-MID CAP EQUITY FUND
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $  606.30      1.25%      $5.06
Class A Shares                              1,000.00      605.30      1.50        6.07

HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,018.90      1.25%      $6.36
Class A Shares                              1,000.00    1,017.64      1.50        7.63

INTERNATIONAL EQUITY FUND
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $  621.50      1.25%      $5.11
Class A Shares                              1,000.00      620.50      1.50        6.13

HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,018.90      1.25%      $6.36
Class A Shares                              1,000.00    1,017.64      1.50        7.63

                                           Beginning     Ending                 Expense
                                            Account     Account    Annualized    Paid
                                             Value       Value       Expense    During
                                            8/01/08     1/31/09      Ratios     Period*
                                           ---------   ---------   ----------   -------
LOW DURATION BOND FUND
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $1,007.30      0.52%      $2.63
Class A Shares                              1,000.00    1,006.10      0.77        3.89

HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,022.58      0.52%      $2.65
Class A Shares                              1,000.00    1,021.32      0.77        3.92

TOTAL RETURN BOND FUND
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $  987.20      0.60%      $3.01
Class A Shares                              1,000.00      990.40      0.85        4.26

HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,022.18      0.60%      $3.06
Class A Shares                              1,000.00    1,020.92      0.85        4.33

MUNICIPAL BOND FUND
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $1,049.00      0.63%      $3.25
Class A Shares                              1,000.00    1,046.90      0.88        4.54

HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,022.03      0.63%      $3.21
Class A Shares                              1,000.00    1,020.77      0.88        4.48

LOW DURATION MUNICIPAL BOND FUND
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $1,033.20      0.61%      $3.13
Class A Shares                              1,000.00    1,032.40      0.84        4.30

HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,022.13      0.61%      $3.11
Class A Shares                              1,000.00    1,020.97      0.84        4.28

KEMPNER TREASURY AND INCOME FUND
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $1,006.40      0.73%      $3.69

HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,021.53      0.73%      $3.72

LKCM MULTI-CAP EQUITY FUND
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $  683.00      1.28%      $5.43

HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,018.75      1.28%      $6.51

LKCM SMALL-MID CAP EQUITY FUND
ACTUAL FUND RETURN
Institutional Class Shares                 $1,000.00   $  640.50      1.55%      $6.41

HYPOTHETICAL 5% RETURN
Institutional Class Shares                 $1,000.00   $1,017.39      1.55%      $7.88

----------
*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the account period, multiplied by 184/365 (to reflect the one-half year period).

                                     NOTES

                                     NOTES

                               INVESTMENT ADVISER
                         Frost Investment Advisors, LLC
                            100 West Houston Street
                            San Antonio, Texas 78205

                                  SUB-ADVISERS
                      Thornburg Investment Management, Inc.
                        119 East Marcy Street, Suite 202
                        Santa Fe, New Mexico, 87501-2046

                        Kempner Capital Management, Inc.
                    2201 Market Street, 12th Floor FNB Bldg.
                          Galveston, Texas, 77550-1503

                      Hoover Investment Management Co., LLC
                        600 California Street, Suite 550
                     San Francisco, California, 94108-2704

                   Luther King Capital Management Corporation
                        301 Commerce Street, Suite 1600
                            Fort Worth, Texas, 76102

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP

    This information must be preceded or accompanied by a current prospectus for the Funds.

FIA-SA-001-0100

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Scheduled of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust adopted procedures, effective February 23, 2005, by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund II


By (Signature and Title)                      /s/ Philip T. Masterson
                                              ------------------------------
                                              Philip T. Masterson, President

Date April 1, 2009





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                      /s/ Philip T. Masterson
                                              ------------------------------
                                              Philip T. Masterson, President

Date April 1, 2009

By (Signature and Title)                      /s/ Michael Lawson
                                              ------------------------------
                                              Michael Lawson
                                              Treasurer, Controller and CFO

Date April 1, 2009